UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Allspring Master Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 10 of its series: Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio.

Date of reporting period: August 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Bloomberg US Aggregate
ex-Corporate Portfolio
Semi-Annual Report
August 31, 2023

Allspring Bloomberg US Aggregate Ex-Corporate Portfolio | 1

Portfolio information (unaudited)

Investment objective	The Portfolio seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index,† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Christopher Y. Kauffman, CFA, Janet S. Rilling, CFA, CPA, Michal Stanczyk

Ten largest holdings (%) as of August 31, 2023[1]
FNMA, 2.00, 02-1-2052	7.07
FNMA, 2.50%, 1-1-2052	4.37
U.S. Treasury Notes, 0.25%, 7-31-2025	2.78
U.S. Treasury Notes, 0.25%, 5-31-2025	2.66
U.S. Treasury Bonds, 1.13%, 5-15-2040	2.61
U.S. Treasury Bonds, 5.25%, 11-15-2028	2.49
U.S. Treasury Notes, 0.75%, 11-15-2024	2.00
U.S. Treasury Bonds, 3.00%, 5-15-2047	1.89
GNMA, 2.00%, 9-21-2053	1.81
U.S. Treasury Notes, 0.25%, 8-31-2025	1.72

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of August 31, 2023[1]

55%
U.S. Treasury securities
39%
Agency securities
2%
Yankee corporate bonds and notes
2%
Yankee government bonds
1%
Municipal obligations
1%
Non-agency mortgage-backed securities

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

†
The Bloomberg U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities
(agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Bloomberg US Aggregate Ex-Corporate Portfolio

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 38.59%
FFCB	0.48%	9-3-2024	$70,000	$66,662
FFCB	1.55	7-26-2030	160,000	129,672
FFCB	1.57	4-5-2028	360,000	314,074
FFCB	1.79	6-22-2035	60,000	43,189
FFCB	4.25	9-30-2025	30,000	29,612
FFCB	4.13	12-12-2025	60,000	58,492
FHLB	0.96	3-5-2026	30,000	27,203
FHLB	1.50	8-15-2024	10,000	9,638
FHLB	2.75	12-13-2024	10,000	9,696
FHLB	2.88	9-13-2024	60,000	58,478
FHLB	3.00	3-10-2028	10,000	9,459
FHLB	3.25	9-13-2024	260,000	254,678
FHLB	5.63	3-14-2036	10,000	10,908
FHLB Series 677	5.50	7-15-2036	10,000	11,000
FHLMC	0.38	7-21-2025	160,000	146,989
FHLMC	0.62	12-1-2025	460,000	416,962
FHLMC	1.50	11-1-2035	736,074	631,376
FHLMC	1.50	3-1-2037	2,231,595	1,904,714
FHLMC	1.50	6-1-2051	2,929,373	2,210,458
FHLMC	2.50	3-1-2032	1,322,018	1,218,513
FHLMC	2.50	6-1-2051	498,211	414,371
FHLMC	3.00	2-1-2047	2,591,500	2,273,277
FHLMC	3.00	3-1-2048	40,871	35,787
FHLMC	3.00	6-1-2050	649,219	568,700
FHLMC	3.00	7-1-2050	1,843,116	1,614,858
FHLMC	3.00	8-1-2050	882,480	773,173
FHLMC	3.00	3-1-2052	472,229	408,654
FHLMC	3.50	2-1-2044	4,516,611	4,164,687
FHLMC	3.50	4-1-2045	191,349	174,794
FHLMC	3.50	5-1-2052	474,854	424,683
FHLMC	4.00	11-25-2024	180,000	176,685
FHLMC	6.00	7-1-2040	1,041,164	1,074,988
FHLMC	6.75	3-15-2031	70,000	80,643
FHLMC Multifamily Structured Pass-Through Certificates Series K063 Class A2±±	3.43	1-25-2027	45,000	42,852
FHLMC Multifamily Structured Pass-Through Certificates Series K070 Class A2±±	3.30	11-25-2027	425,000	400,573
FHLMC Multifamily Structured Pass-Through Certificates Series K152 Class A1	2.83	5-25-2030	261,648	241,930
FHLMC Multifamily Structured Pass-Through Certificates Series K152 Class A2	3.08	1-25-2031	125,000	111,774
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	70,000	61,954
FHLMC Multifamily Structured Pass-Through Certificates Series K155 Class A3	3.75	4-25-2033	40,000	36,685
FNMA	0.50	11-7-2025	20,000	18,222
FNMA	0.63	4-22-2025	530,000	493,668
FNMA	1.50	2-1-2052	656,344	495,357
The accompanying notes are an integral part of these financial statements.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.00%	4-1-2037	$752,438	$659,167
FNMA	2.00	6-1-2037	3,343,583	2,928,894
FNMA	2.00	1-1-2041	733,405	615,820
FNMA	2.00	2-1-2042	770,007	639,460
FNMA	2.00	2-1-2052	22,264,141	17,750,711
FNMA	2.50	2-1-2035	657,551	597,826
FNMA	2.50	11-1-2050	2,879,774	2,418,546
FNMA	2.50	1-1-2052	13,222,132	10,981,518
FNMA	3.00	12-1-2026	679,031	656,061
FNMA	3.00	12-1-2030	190,061	179,399
FNMA	3.00	1-1-2034	124,360	116,279
FNMA	3.00	8-1-2036	94,293	86,655
FNMA	3.00	2-1-2037	502,980	460,569
FNMA	3.00	8-1-2043	1,041,690	921,770
FNMA	3.00	11-1-2046	1,176,184	1,040,969
FNMA	3.00	12-1-2047	581,425	508,785
FNMA	3.50	4-1-2034	868,831	841,761
FNMA	3.50	1-1-2035	72,823	69,222
FNMA	3.50	4-1-2037	342,547	320,530
FNMA	3.50	6-1-2042	212,465	195,671
FNMA	3.50	7-1-2042	313,416	288,648
FNMA	3.50	9-1-2043	726,592	669,150
FNMA	3.50	3-1-2048	214,582	195,021
FNMA	4.00	6-1-2042	280,927	266,885
FNMA	4.00	8-1-2043	1,461,151	1,388,549
FNMA	4.00	12-1-2047	842,475	793,219
FNMA	4.00	2-1-2048	1,255,457	1,189,943
FNMA	4.00	6-1-2048	224,781	211,295
FNMA	4.00	8-1-2048	147,701	138,565
FNMA	4.00	2-1-2050	359,426	335,779
FNMA	4.00	10-1-2052	488,724	451,141
FNMA	4.50	5-1-2040	159,328	155,214
FNMA	4.50	2-1-2047	1,014,545	982,045
FNMA	4.50	4-1-2048	287,884	278,610
FNMA	4.50	8-1-2048	15,876	15,260
FNMA	4.50	9-1-2052	1,425,219	1,352,089
FNMA	5.00	1-1-2042	126,890	128,299
FNMA	5.00	6-1-2045	560,564	560,185
FNMA	5.00	7-1-2045	768,336	766,710
FNMA	5.50	9-1-2040	1,064,270	1,083,617
FNMA	6.00	5-1-2041	61,971	63,950
FNMA	6.21	8-6-2038	60,000	70,823
FNMA	6.25	5-15-2029	100,000	109,550
FNMA	7.13	1-15-2030	20,000	23,081
FNMA	7.25	5-15-2030	130,000	151,785
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	206,037	193,346
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	96,076	89,602
FNMA Series 2017-M1 Class A2±±	2.50	10-25-2026	207,307	192,723
The accompanying notes are an integral part of these financial statements.
4 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2017-M11 Class A2	2.98%	8-25-2029	$861,454	$783,568
FNMA Series 2017-M5 Class A2±±	3.17	4-25-2029	49,324	45,686
FNMA Series 2018-M1 Class A2±±	3.09	12-25-2027	14,017	13,085
FNMA Series 2018-M13 Class A2±±	3.87	9-25-2030	71,147	67,158
FNMA Series 2019-M4 Class A2	3.61	2-25-2031	1,700,975	1,584,996
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	186,254	171,781
GNMA%%	2.00	9-21-2053	5,515,000	4,548,582
GNMA	2.50	3-20-2052	4,390,490	3,736,082
GNMA	2.50	4-20-2052	869,345	739,613
GNMA	3.00	4-20-2045	1,959,917	1,758,358
GNMA	3.00	11-20-2045	161,804	145,447
GNMA	3.00	3-20-2046	334,245	298,655
GNMA	3.00	12-20-2049	177,616	157,322
GNMA	3.00	10-20-2050	1,239,430	1,098,694
GNMA	3.50	2-20-2045	970,638	895,668
GNMA	3.50	6-20-2045	646,737	596,019
GNMA	3.50	11-20-2045	749,213	690,463
GNMA	3.50	7-20-2047	161,729	149,078
GNMA	3.50	5-20-2048	45,278	41,575
GNMA	4.00	8-20-2044	427,609	406,953
GNMA	4.00	12-20-2047	984,767	931,638
GNMA	4.50	7-20-2052	931,997	888,682
GNMA	5.00	6-20-2053	1,075,749	1,046,872
TVA	4.63	9-15-2060	55,000	51,216
TVA	4.65	6-15-2035	9,000	8,927
TVA	5.38	4-1-2056	50,000	52,929
TVA	5.50	6-15-2038	30,000	31,789
TVA	5.88	4-1-2036	10,000	11,127
TVA Series A	2.88	2-1-2027	35,000	33,121
TVA Series B	4.70	7-15-2033	90,000	91,578
Total agency securities (Cost $106,668,877)				96,861,447
Asset-backed securities: 0.17%
BMW Vehicle Lease Trust Series 2021-2 Class A3	0.33	12-26-2024	56,457	56,023
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	124,333
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	63,878
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91	5-22-2028	190,000	188,111
Total asset-backed securities (Cost $452,354)				432,345
Municipal obligations: 0.83%
California: 0.32%
Education revenue: 0.03%
California State University Series B	3.90	11-1-2047	15,000	12,505
University of California Series AD	4.86	5-15-2112	70,000	61,473
				73,978
The accompanying notes are an integral part of these financial statements.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.16%
Los Angeles Community College District GO	6.75%	8-1-2049	$5,000	$6,080
Los Angeles Unified School District GO	5.75	7-1-2034	15,000	15,665
Los Angeles Unified School District GO	5.76	7-1-2029	60,000	61,445
State of California GO	1.75	11-1-2030	110,000	89,410
State of California GO	7.35	11-1-2039	70,000	83,288
State of California GO	7.50	4-1-2034	100,000	120,068
State of California GO	7.60	11-1-2040	15,000	18,651
				394,607
Health revenue: 0.02%
Regents of the University of California Medical Center Pooled Revenue Series N	3.26	5-15-2060	90,000	60,620
Transportation revenue: 0.08%
Bay Area Toll Authority Series F-2	6.26	4-1-2049	100,000	114,685
Bay Area Toll Authority Series S1	6.92	4-1-2040	15,000	17,100
Bay Area Toll Authority Series S1	7.04	4-1-2050	60,000	74,118
				205,903
Utilities revenue: 0.03%
Los Angeles Department of Water & Power Power System Revenue	6.57	7-1-2045	55,000	64,186
				799,294
Florida: 0.02%
Miscellaneous revenue: 0.02%
State Board of Administration Finance Corp. Florida Hurricane Catastrophe Fund Series A	2.15	7-1-2030	50,000	41,175
Georgia: 0.01%
Utilities revenue: 0.01%
Municipal Electric Authority of Georgia Series B	7.06	4-1-2057	10,000	10,244
Illinois: 0.09%
GO revenue: 0.04%
State of Illinois GO	5.10	6-1-2033	50,000	48,515
State of Illinois Series 3 GO	6.73	4-1-2035	41,539	43,081
				91,596
Tax revenue: 0.05%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue Series B	6.90	12-1-2040	115,000	130,162
				221,758
Kansas: 0.00%
Housing revenue: 0.00%
Kansas Development Finance Authority Department of Administration Series H	4.93	4-15-2045	5,000	4,814
The accompanying notes are an integral part of these financial statements.
6 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.05%
GO revenue: 0.05%
Commonwealth of Massachusetts GO	4.91%	5-1-2029	$130,000	$130,735
Commonwealth of Massachusetts Series D GO	4.50	8-1-2031	5,000	4,904
				135,639
New Jersey: 0.06%
Housing revenue: 0.03%
New Jersey TTFA Series B	6.56	12-15-2040	60,000	67,098
Transportation revenue: 0.03%
New Jersey Turnpike Authority Series A	7.10	1-1-2041	70,000	83,596
				150,694
New York: 0.12%
Airport revenue: 0.05%
Port Authority of New York & New Jersey	4.03	9-1-2048	50,000	42,595
Port Authority of New York & New Jersey Series 201	4.23	10-15-2057	100,000	84,041
				126,636
Miscellaneous revenue: 0.07%
Metropolitan Transportation Authority Dedicated Tax Fund Series C	7.34	11-15-2039	140,000	169,796
Water & sewer revenue: 0.00%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.44	6-15-2043	10,000	10,346
				306,778
Ohio: 0.00%
Education revenue: 0.00%
Ohio State University Series C	4.91	6-1-2040	5,000	4,822
Oregon: 0.02%
Tax revenue: 0.02%
State of Oregon Department of Transportation Series A	5.83	11-15-2034	50,000	53,761
Pennsylvania: 0.00%
Transportation revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	5,062
Texas: 0.11%
Airport revenue: 0.05%
Dallas Fort Worth International Airport Series C	2.84	11-1-2046	170,000	121,580
GO revenue: 0.03%
Texas Transportation Commission GO	2.56	4-1-2042	90,000	66,337
The accompanying notes are an integral part of these financial statements.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.03%
Grand Parkway Transportation Corp. Series E	5.18%	10-1-2042	$50,000	$49,689
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series B	3.92	12-31-2049	50,000	40,340
				90,029
				277,946
Wisconsin: 0.03%
Housing revenue: 0.03%
State of Wisconsin Series C	3.15	5-1-2027	80,000	75,152
Total municipal obligations (Cost $2,509,053)				2,087,139
Non-agency mortgage-backed securities: 0.70%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	19,994	18,721
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	124,729
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	18,875
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	52,839
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B±±	4.90	2-10-2049	40,000	33,198
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C±±	4.90	2-10-2049	95,000	59,480
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class B	4.23	4-10-2049	110,000	98,305
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	123,785
COMM Mortgage Trust Series 2014-UBS5 Class C±±	4.76	9-10-2047	195,000	172,229
COMM Mortgage Trust Series 2014-UBS6 Class C±±	4.58	12-10-2047	60,000	50,152
COMM Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	52,965	51,357
COMM Mortgage Trust Series 2016-COR1 Class C±±	4.47	10-10-2049	65,000	53,387
COMM Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	204,103
GS Mortgage Securities Trust Series 2018-GS10 Class AAB±±	4.11	7-10-2051	172,810	167,107
GS Mortgage Securities Trust Series 2018-GS9 Class A4±±	3.99	3-10-2051	140,000	129,926
JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	189,650
JPMBB Commercial Mortgage Securities Trust Series 2015-C31 Class A3	3.80	8-15-2048	168,348	159,841
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	57,224
Total non-agency mortgage-backed securities (Cost $1,963,662)				1,764,908
U.S. Treasury securities: 54.36%
U.S. Treasury Bonds	1.13	5-15-2040	10,565,000	6,543,284
U.S. Treasury Bonds	1.13	8-15-2040	955,000	586,318
U.S. Treasury Bonds	1.38	11-15-2040	735,000	469,223
U.S. Treasury Bonds	1.63	11-15-2050	440,000	254,513
U.S. Treasury Bonds	1.88	2-15-2041	315,000	218,605
U.S. Treasury Bonds	1.88	2-15-2051	2,065,000	1,273,928
U.S. Treasury Bonds	1.88	11-15-2051	3,350,000	2,058,418
U.S. Treasury Bonds	2.00	2-15-2050	1,865,000	1,194,256
U.S. Treasury Bonds	2.00	8-15-2051	2,940,000	1,866,555
U.S. Treasury Bonds	2.25	5-15-2041	300,000	221,051
U.S. Treasury Bonds	2.25	8-15-2046	390,000	268,643
U.S. Treasury Bonds	2.38	5-15-2051	1,920,000	1,334,475
The accompanying notes are an integral part of these financial statements.
8 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bonds	2.50%	2-15-2045	$555,000	$407,556
U.S. Treasury Bonds	2.50	2-15-2046	100,000	72,703
U.S. Treasury Bonds	2.50	5-15-2046	200,000	145,227
U.S. Treasury Bonds	2.75	11-15-2042	340,000	266,581
U.S. Treasury Bonds	2.75	8-15-2047	270,000	204,641
U.S. Treasury Bonds	2.75	11-15-2047	270,000	204,441
U.S. Treasury Bonds	2.88	8-15-2045	265,000	207,352
U.S. Treasury Bonds	2.88	11-15-2046	265,000	206,131
U.S. Treasury Bonds	2.88	5-15-2052	645,000	500,706
U.S. Treasury Bonds	3.00	5-15-2042	145,000	118,940
U.S. Treasury Bonds	3.00	5-15-2045	105,000	84,139
U.S. Treasury Bonds	3.00	11-15-2045	35,000	27,962
U.S. Treasury Bonds	3.00	2-15-2047	310,000	246,438
U.S. Treasury Bonds	3.00	5-15-2047	5,961,000	4,737,365
U.S. Treasury Bonds	3.00	2-15-2048	435,000	345,298
U.S. Treasury Bonds	3.00	2-15-2049	320,000	254,013
U.S. Treasury Bonds	3.13	11-15-2041	1,090,000	919,560
U.S. Treasury Bonds	3.13	2-15-2043	475,000	394,547
U.S. Treasury Bonds	3.13	8-15-2044	110,000	90,509
U.S. Treasury Bonds	3.13	5-15-2048	250,000	203,047
U.S. Treasury Bonds	3.38	5-15-2044	20,000	17,150
U.S. Treasury Bonds	3.63	8-15-2043	110,000	98,317
U.S. Treasury Bonds	3.63	2-15-2044	35,000	31,221
U.S. Treasury Bonds	3.75	8-15-2041	35,000	32,421
U.S. Treasury Bonds	3.75	11-15-2043	350,000	318,377
U.S. Treasury Bonds	3.88	8-15-2040	195,000	185,105
U.S. Treasury Bonds	4.25	11-15-2040	480,000	478,031
U.S. Treasury Bonds	5.25	11-15-2028	5,975,000	6,239,207
U.S. Treasury Bonds	5.50	8-15-2028	275,000	289,642
U.S. Treasury Bonds	6.00	2-15-2026	450,000	463,289
U.S. Treasury Bonds	6.13	11-15-2027	245,000	261,643
U.S. Treasury Bonds	6.38	8-15-2027	50,000	53,559
U.S. Treasury Bonds	6.50	11-15-2026	745,000	788,885
U.S. Treasury Bonds	6.88	8-15-2025	3,945,000	4,091,242
U.S. Treasury Bonds	7.50	11-15-2024	1,085,000	1,114,287
U.S. Treasury Bonds	7.63	2-15-2025	3,660,000	3,787,671
U.S. Treasury Notes	0.25	5-31-2025	7,260,000	6,689,977
U.S. Treasury Notes	0.25	6-30-2025	1,295,000	1,190,085
U.S. Treasury Notes	0.25	7-31-2025	7,630,000	6,989,497
U.S. Treasury Notes	0.25	8-31-2025	4,730,000	4,318,712
U.S. Treasury Notes	0.38	4-30-2025	3,400,000	3,150,711
U.S. Treasury Notes	0.50	2-28-2026	460,000	415,330
U.S. Treasury Notes	0.63	7-31-2026	3,145,000	2,812,441
U.S. Treasury Notes	0.63	11-30-2027	4,585,000	3,929,130
U.S. Treasury Notes	0.63	12-31-2027	2,300,000	1,966,230
U.S. Treasury Notes	0.63	5-15-2030	870,000	690,189
U.S. Treasury Notes	0.63	8-15-2030	2,100,000	1,654,652
U.S. Treasury Notes	0.75	11-15-2024	5,290,000	5,014,548
The accompanying notes are an integral part of these financial statements.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	0.75%	5-31-2026	$260,000	$234,488
U.S. Treasury Notes	0.75	8-31-2026	3,235,000	2,896,210
U.S. Treasury Notes	0.75	1-31-2028	1,230,000	1,054,965
U.S. Treasury Notes	0.88	6-30-2026	1,925,000	1,740,095
U.S. Treasury Notes	1.00	7-31-2028	2,010,000	1,720,120
U.S. Treasury Notes	1.13	2-28-2025	1,855,000	1,749,714
U.S. Treasury Notes	1.13	8-31-2028	3,010,000	2,587,071
U.S. Treasury Notes	1.25	8-31-2024	2,240,000	2,150,137
U.S. Treasury Notes	1.25	9-30-2028	2,230,000	1,924,507
U.S. Treasury Notes	1.25	8-15-2031	3,115,000	2,515,363
U.S. Treasury Notes	1.38	10-31-2028	1,720,000	1,490,958
U.S. Treasury Notes	1.38	11-15-2031	2,455,000	1,989,605
U.S. Treasury Notes	1.50	10-31-2024	225,000	215,499
U.S. Treasury Notes	1.50	8-15-2026	545,000	499,548
U.S. Treasury Notes	1.50	11-30-2028	1,595,000	1,389,332
U.S. Treasury Notes	1.63	5-15-2026	1,255,000	1,160,581
U.S. Treasury Notes	1.88	2-15-2032	2,140,000	1,798,687
U.S. Treasury Notes	2.00	2-15-2025	340,000	325,231
U.S. Treasury Notes	2.00	8-15-2025	150,000	141,996
U.S. Treasury Notes	2.13	11-30-2024	995,000	957,726
U.S. Treasury Notes	2.13	5-15-2025	880,000	838,922
U.S. Treasury Notes	2.25	11-15-2024	640,000	617,575
U.S. Treasury Notes	2.25	12-31-2024	1,485,000	1,429,138
U.S. Treasury Notes	2.25	11-15-2025	20,000	18,948
U.S. Treasury Notes	2.25	11-15-2027	20,000	18,391
U.S. Treasury Notes	2.38	3-31-2029	145,000	131,503
U.S. Treasury Notes	2.38	5-15-2029	100,000	90,578
U.S. Treasury Notes	2.50	1-31-2025	1,670,000	1,609,919
U.S. Treasury Notes	2.50	2-28-2026	800,000	759,531
U.S. Treasury Notes	2.63	12-31-2025	95,000	90,632
U.S. Treasury Notes	2.63	2-15-2029	3,060,000	2,817,112
U.S. Treasury Notes	2.75	2-28-2025	90,000	86,966
U.S. Treasury Notes	2.75	8-15-2032	4,280,000	3,841,802
U.S. Treasury Notes	2.88	5-31-2025	1,025,000	988,965
U.S. Treasury Notes	2.88	11-30-2025	1,145,000	1,099,468
U.S. Treasury Notes	2.88	5-15-2028	2,155,000	2,025,279
U.S. Treasury Notes	2.88	8-15-2028	2,510,000	2,353,321
U.S. Treasury Notes	2.88	5-15-2032	350,000	318,076
U.S. Treasury Notes	3.13	11-15-2028	1,910,000	1,808,457
U.S. Treasury Notes	3.38	5-15-2033	3,320,000	3,127,544
U.S. Treasury Notes	3.50	2-15-2033	885,000	842,824
Total U.S. Treasury securities (Cost $151,098,732)				136,454,758
Yankee corporate bonds and notes: 2.33%
Energy: 0.08%
Oil & gas: 0.08%
Equinor ASA	1.75	1-22-2026	120,000	111,234
The accompanying notes are an integral part of these financial statements.
10 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas (continued)
Equinor ASA	3.00%	4-6-2027	$70,000	$65,537
Equinor ASA	3.63	4-6-2040	40,000	32,267
				209,038
Financial: 0.46%
Banks: 0.46%
Kreditanstalt fuer Wiederaufbau¤	0.00	4-18-2036	80,000	46,003
Kreditanstalt fuer Wiederaufbau	0.50	9-20-2024	150,000	142,534
Kreditanstalt fuer Wiederaufbau	0.63	1-22-2026	190,000	172,463
Kreditanstalt fuer Wiederaufbau	0.75	9-30-2030	30,000	23,589
Kreditanstalt fuer Wiederaufbau	2.00	5-2-2025	40,000	38,056
Kreditanstalt fuer Wiederaufbau	2.50	11-20-2024	130,000	125,692
Kreditanstalt fuer Wiederaufbau	2.88	4-3-2028	410,000	383,839
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,213
Landwirtschaftliche Rentenbank	2.00	1-13-2025	30,000	28,716
Oesterreichische Kontrollbank AG	1.50	2-12-2025	190,000	180,056
				1,150,161
Government securities: 1.79%
Multi-national: 1.79%
African Development Bank	0.88	7-22-2026	140,000	125,630
Asian Development Bank	0.38	9-3-2025	200,000	182,875
Asian Development Bank	1.50	3-4-2031	110,000	90,350
Asian Development Bank	1.75	9-19-2029	160,000	138,272
Asian Development Bank	1.88	1-24-2030	110,000	94,810
Asian Development Bank	2.00	4-24-2026	60,000	56,009
Asian Development Bank	2.13	3-19-2025	60,000	57,309
Asian Development Bank	2.63	1-12-2027	180,000	169,252
Asian Development Bank	5.82	6-16-2028	10,000	10,530
Asian Development Bank	6.22	8-15-2027	80,000	84,369
Asian Infrastructure Investment Bank	0.50	5-28-2025	200,000	184,362
European Bank for Reconstruction & Development	0.50	5-19-2025	120,000	111,069
European Investment Bank	0.88	5-17-2030	50,000	40,144
European Investment Bank	1.25	2-14-2031	170,000	137,869
European Investment Bank	1.88	2-10-2025	20,000	19,095
European Investment Bank	2.25	6-24-2024	640,000	623,770
Inter-American Development Bank	0.88	4-20-2026	140,000	126,875
Inter-American Development Bank	1.13	7-20-2028	280,000	240,018
Inter-American Development Bank	2.00	6-2-2026	260,000	242,002
Inter-American Development Bank	2.13	1-15-2025	80,000	76,739
Inter-American Development Bank	2.38	7-7-2027	30,000	27,809
Inter-American Development Bank	3.13	9-18-2028	50,000	47,123
Inter-American Development Bank	7.00	6-15-2025	50,000	51,500
International Bank for Reconstruction & Development	0.38	7-28-2025	220,000	201,922
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	102,103
International Bank for Reconstruction & Development	1.50	8-28-2024	30,000	28,890
International Bank for Reconstruction & Development	1.63	11-3-2031	190,000	156,237
International Bank for Reconstruction & Development	1.88	10-27-2026	130,000	119,698
The accompanying notes are an integral part of these financial statements.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 11

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-national (continued)
International Bank for Reconstruction & Development	2.50%	3-19-2024	$160,000	$157,384
International Bank for Reconstruction & Development	2.50	7-29-2025	270,000	258,080
International Bank for Reconstruction & Development	2.50	11-22-2027	80,000	74,104
International Bank for Reconstruction & Development	2.50	3-29-2032	70,000	61,385
International Finance Corp.	1.38	10-16-2024	100,000	95,695
International Finance Corp.	2.13	4-7-2026	100,000	93,760
Nordic Investment Bank	0.38	9-20-2024	200,000	189,807
				4,476,846
Total yankee corporate bonds and notes (Cost $6,351,866)				5,836,045
Yankee government bonds: 2.06%
Canada	1.63	1-22-2025	135,000	128,594
Chile	2.55	1-27-2032	205,000	171,965
Chile	3.63	10-30-2042	175,000	135,429
Export-Import Bank of Korea	2.88	1-21-2025	200,000	192,858
Hungary	7.63	3-29-2041	50,000	55,165
Indonesia	4.10	4-24-2028	225,000	214,940
Israel	3.38	1-15-2050	200,000	141,293
Israel	5.50	9-18-2033	6,000	6,431
Italy	2.88	10-17-2029	215,000	186,964
Japan Bank for International Cooperation	1.88	4-15-2031	210,000	172,132
Japan Bank for International Cooperation	2.38	4-20-2026	330,000	308,611
Korea	5.63	11-3-2025	100,000	100,335
Korea Development Bank	3.38	9-16-2025	210,000	201,896
Mexico	2.66	5-24-2031	250,000	206,839
Mexico	4.35	1-15-2047	225,000	175,193
Mexico	4.50	1-31-2050	260,000	206,521
Mexico	4.75	3-8-2044	20,000	16,762
Mexico	5.75	10-12-2110	163,000	142,399
Mexico	6.05	1-11-2040	40,000	39,891
Panama	2.25	9-29-2032	200,000	151,577
Panama	7.13	1-29-2026	175,000	180,765
Panama	9.38	4-1-2029	25,000	29,557
Peru	1.86	12-1-2032	195,000	147,209
Peru	3.23	7-28-2121	75,000	43,294
Peru	3.55	3-10-2051	75,000	53,828
Peru	3.60	1-15-2072	100,000	65,481
Peru	5.63	11-18-2050	20,000	19,874
Philippines	3.70	2-2-2042	215,000	171,419
Philippines	9.50	2-2-2030	150,000	186,036
Philippines	10.63	3-16-2025	55,000	59,277
Poland	3.25	4-6-2026	10,000	9,560
Poland	5.75	11-16-2032	140,000	145,321
Province of Alberta	1.88	11-13-2024	210,000	201,328
Province of British Columbia	7.25	9-1-2036	100,000	124,357
Province of Ontario	2.00	10-2-2029	90,000	78,198
Province of Ontario	2.30	6-15-2026	70,000	65,452
Province of Ontario	2.50	4-27-2026	70,000	65,972
The accompanying notes are an integral part of these financial statements.
12 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Province of Quebec	0.60%	7-23-2025	$90,000	$82,872
Province of Quebec	2.50	4-20-2026	75,000	70,751
Svensk Exportkredit AB¤	0.00	5-11-2037	65,000	32,407
Svensk Exportkredit AB	2.25	3-22-2027	200,000	183,976
Uruguay	4.38	1-23-2031	75,000	73,667
Uruguay	4.50	8-14-2024	5,000	4,994
Uruguay	4.98	4-20-2055	90,000	84,592
Uruguay	5.10	6-18-2050	35,000	33,611
Total yankee government bonds (Cost $5,832,920)				5,169,593

		Yield	Shares
Short-term investments: 2.39%
Investment companies: 2.39%
Allspring Government Money Market Fund Select Class♠∞##		5.26	6,004,409	6,004,409
Total short-term investments (Cost $6,004,409)				6,004,409
Total investments in securities (Cost $280,881,873)	101.43%			254,610,644
Other assets and liabilities, net	(1.43)			(3,577,644)
Total net assets	100.00%			$251,033,000

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
TTFA	Transportation Trust Fund Authority
TVA	Tennessee Valley Authority
The accompanying notes are an integral part of these financial statements.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 13

Portfolio of investments—August 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,415,570	$26,451,385	$(29,862,546)	$0	$0	$6,004,409	6,004,409	$166,634
The accompanying notes are an integral part of these financial statements.
14 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Statement of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $274,877,464)	$248,606,235
Investments in affiliated securities, at value (cost $6,004,409)	6,004,409
Cash	108
Foreign currency, at value (cost $19)	21
Receivable for interest	990,835
Total assets	255,601,608
Liabilities
Payable for when-issued transactions	4,523,670
Advisory fee payable	1,340
Accrued expenses and other liabilities	43,598
Total liabilities	4,568,608
Total net assets	$251,033,000
The accompanying notes are an integral part of these financial statements.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 15

Statement of operations—six months ended August 31, 2023 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $442)	$3,745,867
Income from affiliated securities	166,634
Total investment income	3,912,501
Expenses
Advisory fee	64,068
Custody and accounting fees	6,196
Professional fees	34,676
Interest holder report expenses	3,936
Trustees’ fees and expenses	11,547
Other fees and expenses	6,055
Total expenses	126,478
Less: Fee waivers and/or expense reimbursements	(59,848)
Net expenses	66,630
Net investment income	3,845,871
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,054,489)
Net change in unrealized gains (losses) on investments	(1,105,380)
Net realized and unrealized gains (losses) on investments	(2,159,869)
Net increase in net assets resulting from operations	$1,686,002
The accompanying notes are an integral part of these financial statements.
16 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended August 31, 2023 (unaudited)	Year ended February 28, 2023
Operations
Net investment income	$3,845,871	$6,860,940
Net realized losses on investments	(1,054,489)	(27,974,809)
Net change in unrealized gains (losses) on investments	(1,105,380)	(18,995,607)
Net increase (decrease) in net assets resulting from operations	1,686,002	(40,109,476)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	16,301,706	70,065,960
Withdrawals	(27,610,816)	(304,424,236)
Net decrease in net assets resulting from capital transactions	(11,309,110)	(234,358,276)
Total decrease in net assets	(9,623,108)	(274,467,752)
Net assets
Beginning of period	260,656,108	535,123,860
End of period	$251,033,000	$260,656,108
The accompanying notes are an integral part of these financial statements.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 17

Financial highlights
Financial highlights

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
		2023	2022	2021	2020[1]	2019
Total return[2]	0.60%	(9.35)%	(2.47)%	0.52%	10.34%	3.23%
Ratios to average net assets (annualized)
Gross expenses	0.10%	0.10%	0.07%	0.07%	0.07%	0.08%
Net expenses	0.05%*	0.05%*	0.05%*	0.05%*	0.06%	0.07%
Net investment income	3.00%	2.05%	1.18%	1.57%	2.32%	2.38%
Supplemental data
Portfolio turnover rate	24%	188%	209%	114%	46%	72%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2023 (unaudited)	0.05%
Year ended February 28, 2023	0.05%
Year ended February 28, 2022	0.02%
Year ended February 28, 2021	0.02%

[1]	Year ended February 29.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Bloomberg US Aggregate ex-Corporate Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 19

Notes to financial statements (unaudited)
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes was $280,852,549 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$541,340
Gross unrealized losses	(26,783,245)
Net unrealized losses	$(26,241,905)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$96,861,447	$0	$96,861,447
Asset-backed securities	0	432,345	0	432,345
Municipal obligations	0	2,087,139	0	2,087,139
Non-agency mortgage-backed securities	0	1,764,908	0	1,764,908
U.S. Treasury securities	136,454,758	0	0	136,454,758
Yankee corporate bonds and notes	0	5,836,045	0	5,836,045
Yankee government bonds	0	5,169,593	0	5,169,593
Short-term investments
Investment companies	6,004,409	0	0	6,004,409
Total assets	$142,459,167	$112,151,477	$0	$254,610,644
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended August 31, 2023, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
20 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended August 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$54,471,619	$6,403,548	$56,507,099	$5,918,423
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by the Portfolio under the agreement.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 25

Other information (unaudited)
Board consideration of investment advisory and sub-advisory agreements:
Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the portfolios of the Trust identified in the table below (individually, a “Portfolio” and collectively, the “Portfolios”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) with the Sub-Advisers(s) identified in the table below (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for the corresponding Portfolio identified. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
Master Portfolios	Sub-Adviser
Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Allspring Global Investments, LLC
Allspring Emerging Markets Bond Portfolio	Allspring Global Investments, LLC, Allspring Global Investments (UK) Limited
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced International Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring High Yield Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Investment Grade Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Strategic Retirement Bond Portfolio	Allspring Global Investments, LLC
Allspring U.S. REIT Portfolio	Allspring Global Investments, LLC
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

26 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Other information (unaudited)
After its deliberations, the Board unanimously determined that the compensation or the absence of compensation payable to Allspring Funds Management and each of the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolios as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolios by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolios. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolios’ liquidity risk management program, and the derivatives risk management program for Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio and Allspring Factor Enhanced U.S. Large Cap Equity Portfolio. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board considered the investment performance results for each of the Portfolios over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Portfolios (each, a “Universe”), and in comparison to each Portfolios’ benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted the short performance history of the Portfolios.
With respect to the investment performance of each Portfolio relative to its respective Universe, the Board noted the following: (i) the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Corporate Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ii) the investment performance of Allspring Emerging Markets Bond Portfolio was lower than the average investment performance of the Universe for the one- and three-year periods and was in range of the average investment performance of the Universe for the five-year period; the investment performance of Allspring Emerging Markets Bond Portfolio was higher than the investment performance of its benchmark index, the J.P. Morgan EM Bond Global Diversified Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (iii) the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the average investment performance of the Universe for the one-year period and was lower than the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (iv) the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI World ex US Index (Net), for all periods under review; (v) the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and was lower than the average investment performance of the Universe for the three-year period; the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the investment performance of its benchmark index, the Russell 1000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vi) the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was higher than the

Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 27

Other information (unaudited)
investment performance of its benchmark index, the Russell 2000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vii) the investment performance of Allspring High Yield Corporate Bond Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring High Yield Corporate Bond Portfolio was in range of the investment performance of its benchmark index, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (viii) the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and in rage of the average investment performance of the Universe for the three-year period; the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Corporate Bond Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ix) the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the investment performance of its benchmark index, the Strategic Retirement Blended Index, for the one- and three-year periods and was in range of the investment performance of its benchmark index for the five-year period; (x) the investment performance of Allspring U.S. REIT Portfolio was lower than the average investment performance of the Universe for the one-year period and was in range of the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring U.S. REIT Portfolio was higher than the investment performance of its benchmark index, the Dow Jones U.S. Select REIT Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each of Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring High Yield Corporate Bond Portfolio relative to such Portfolio’s Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected each Portfolio’s investment performance.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged to the Portfolios, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolios (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolios’ investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolios to Allspring Funds Management under the Advisory Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Portfolios’ Advisory Rates with the average contractual investment advisory fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the Portfolios in the expense Groups. The Board noted that the Advisory Rates of the Portfolios were lower than or in range of the mean rates for the Portfolios’ expense Groups.
The Board also received and considered information about the portions of the total advisory fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
For all Portfolios, except Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring U.S. REIT Portfolio, Allspring Investment Grade Corporate Bond Portfolio, and Allspring Strategic Retirement Bond Portfolio, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Portfolios. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

28 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolios and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolios to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolios, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolios’ advisory fee structure, which operate generally to reduce the Portfolios’ expense ratios as the Portfolios grow in size, and the size of the Portfolios in relation to such breakpoints. The Board considered that in addition to advisory fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolios, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolios and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Portfolios. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolios and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Portfolios. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and fees earned in the past by Allspring Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 29

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio’s investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Portfolios related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Portfolio’s, including the Portfolio’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

30 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Emerging Markets Bond Portfolio
Semi-Annual Report
August 31, 2023

Allspring Emerging Markets Bond Portfolio | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Portfolio seeks to replicate the total return of the J.P. Morgan EMBI Global Diversified Index† , before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments (UK) Limited
Allspring Global Investments, LLC
Portfolio managers	Richard Bishop, CFA, Manjunath Boraiah, Michael Lee, Limin Xiao, CFA, Ph.D.

Ten largest holdings (%) as of August 31, 2023[1]
Qatar, 4.63%, 6-2-2046	3.08
State Grid Overseas Investment 2014 Ltd., 4.13%, 5-7-2024	2.96
Dominican Republic, 5.95%, 1-25-2027	2.56
Panama, 4.50%, 5-15-2047	2.01
Petronas Capital Ltd., 4.50%, 3-18-2045	1.96
Republic of South Africa, 6.25%, 3-8-2041	1.82
Kazakhstan, 6.50%, 7-21-2045	1.57
Bahrain, 7.00%, 10-12-2028	1.54
State Oil Co. of the Azerbaijan Republic, 6.95%, 3-18-2030	1.54
Philippines, 5.50%, 3-30-2026	1.51

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of August 31, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

†
The J.P. Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Emerging Markets Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 20.22%
Azerbaijan: 1.54%
State Oil Co. of the Azerbaijan Republic (Energy, Oil & gas)	6.95%	3-18-2030	$200,000	$205,508
Chile: 1.49%
Corp. Nacional del Cobre de Chile (Basic materials, Mining)	4.25	7-17-2042	250,000	199,417
China: 4.36%
State Grid Overseas Investment 2014 Ltd. (Utilities, Electric)	4.13	5-7-2024	400,000	395,731
State Grid Overseas Investment BVI Ltd. (Utilities, Electric)	2.88	5-18-2026	200,000	187,580
				583,311
Indonesia: 2.42%
Pertamina Persero PT (Energy, Oil & gas)	5.63	5-20-2043	200,000	184,595
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Utilities, Electric)	4.00	6-30-2050	200,000	139,035
				323,630
Malaysia: 3.32%
Petronas Capital Ltd. (Energy, Oil & gas)	3.50	4-21-2030	200,000	181,499
Petronas Capital Ltd. (Energy, Oil & gas)	4.50	3-18-2045	300,000	262,985
				444,484
Mexico: 1.79%
Petroleos Mexicanos (Energy, Oil & gas)	6.35	2-12-2048	30,000	18,036
Petroleos Mexicanos (Energy, Oil & gas)	6.38	1-23-2045	30,000	18,233
Petroleos Mexicanos (Energy, Oil & gas)	6.50	6-2-2041	30,000	18,684
Petroleos Mexicanos (Energy, Oil & gas)	6.75	9-21-2047	110,000	68,083
Petroleos Mexicanos (Energy, Oil & gas)	6.95	1-28-2060	90,000	55,690
Petroleos Mexicanos (Energy, Oil & gas)	7.69	1-23-2050	90,000	60,218
				238,944
Peru: 1.11%
Petroleos del Peru SA (Energy, Oil & gas)	4.75	6-19-2032	200,000	148,326
South Africa: 1.40%
Eskom Holdings SOC Ltd. (Utilities, Electric)	6.35	8-10-2028	200,000	187,000
United Arab Emirates: 2.79%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Pipelines)	4.60	11-2-2047	200,000	177,750
MDGH GMTN RSC Ltd. (Financial, Investment Companies)	3.00	4-19-2024	200,000	196,017
				373,767
Total yankee corporate bonds and notes (Cost $3,113,311)				2,704,387
Yankee government bonds: 76.96%
Abu Dhabi	3.88	4-16-2050	200,000	160,575
Angolan	8.25	5-9-2028	200,000	174,600
Argentinaøø	0.75	7-9-2030	100,000	33,377
Argentinaøø	3.50	7-9-2041	145,000	44,761
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Bond Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Argentinaøø	3.63%	7-9-2035	$175,000	$51,571
Argentinaøø	4.25	1-9-2038	215,000	75,225
Bahrain	6.75	9-20-2029	200,000	199,512
Bahrain	7.00	10-12-2028	200,000	205,490
Brazil	4.50	5-30-2029	200,000	188,914
Brazil	4.63	1-13-2028	200,000	193,977
Brazil	5.00	1-27-2045	200,000	155,479
Chile	3.13	1-21-2026	200,000	191,282
Colombia	4.13	5-15-2051	200,000	120,036
Colombia	4.50	1-28-2026	200,000	192,182
Colombia	7.38	9-18-2037	150,000	144,938
Dominican Republic	5.88	1-30-2060	200,000	153,227
Dominican Republic	5.95	1-25-2027	350,000	341,970
Ecuadorøø	2.50	7-31-2040	225,000	73,309
Ecuadorøø	3.50	7-31-2035	200,000	73,082
Egypt	5.88	6-11-2025	200,000	162,556
Egypt	8.70	3-1-2049	200,000	105,526
El Salvador	7.65	6-15-2035	150,000	106,957
Ghana†	6.38	2-11-2027	200,000	86,480
Guatemala	4.38	6-5-2027	200,000	188,044
Hungary	5.38	3-25-2024	200,000	199,390
Hungary	7.63	3-29-2041	170,000	187,561
Indonesia	5.13	1-15-2045	200,000	193,234
Jamaica	8.00	3-15-2039	100,000	117,742
Jordan	7.50	1-13-2029	200,000	201,404
Kazakhstan	6.50	7-21-2045	200,000	209,549
KSA Sukuk Ltd.	2.97	10-29-2029	200,000	179,332
Lebanon†	6.60	11-27-2026	250,000	19,425
Lebanon†	7.05	11-2-2035	200,000	15,586
Mexico	3.25	4-16-2030	200,000	176,917
Mexico	4.75	3-8-2044	80,000	67,048
Mexico	5.55	1-21-2045	100,000	93,212
Mexico	6.05	1-11-2040	20,000	19,945
Mexico	6.75	9-27-2034	130,000	138,986
Nigeria	7.63	11-21-2025	200,000	190,042
Nigeria	7.63	11-28-2047	200,000	137,516
Oman	4.75	6-15-2026	200,000	194,916
Oman	6.50	3-8-2047	200,000	188,000
Pakistan	8.25	9-30-2025	200,000	121,887
Panama	3.87	7-23-2060	200,000	127,738
Panama	4.50	5-15-2047	350,000	268,432
Peru	2.78	12-1-2060	160,000	93,713
Peru	3.55	3-10-2051	40,000	28,709
Peru	4.13	8-25-2027	70,000	67,658
Peru	5.63	11-18-2050	100,000	99,368
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	194,185
Philippines	2.65	12-10-2045	200,000	129,121
Philippines	3.70	2-2-2042	200,000	159,460
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Markets Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Philippines	5.50%	3-30-2026	$200,000	$202,132
Poland	5.50	4-4-2053	150,000	145,619
Qatar	4.00	3-14-2029	200,000	192,900
Qatar	4.63	6-2-2046	450,000	412,033
Republic of Kenya	6.88	6-24-2024	200,000	189,610
Republic of Poland	5.50	11-16-2027	90,000	91,485
Republic of South Africa	6.25	3-8-2041	300,000	243,315
Romania	4.00	2-14-2051	270,000	184,561
Romania	5.13	6-15-2048	140,000	116,168
Saudi	3.63	3-4-2028	200,000	188,756
Saudi	4.50	10-26-2046	200,000	168,500
Sri Lanka†	6.35	6-28-2024	200,000	92,249
Turkey	4.88	10-9-2026	200,000	184,420
Turkey	5.60	11-14-2024	200,000	196,568
Turkey	7.38	2-5-2025	180,000	180,900
Uruguay	4.98	4-20-2055	100,000	93,992
Uruguay	5.10	6-18-2050	175,000	168,054
Total yankee government bonds (Cost $12,526,585)				10,294,408

		Yield	Shares
Short-term investments: 1.41%
Investment companies: 1.41%
Allspring Government Money Market Fund Select Class♠∞		5.26	189,241	189,241
Total short-term investments (Cost $189,241)				189,241
Total investments in securities (Cost $15,829,137)	98.59%			13,188,036
Other assets and liabilities, net	1.41			188,123
Total net assets	100.00%			$13,376,159

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$216,710	$1,538,029	$(1,565,498)	$0	$0	$189,241	189,241	$5,031
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Bond Portfolio | 5

Statement of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $15,639,896)	$12,998,795
Investments in affiliated securities, at value (cost $189,241)	189,241
Cash	4
Foreign currency, at value (cost $8)	8
Receivable for interest	212,275
Receivable from adviser	5,765
Prepaid expenses and other assets	599
Total assets	13,406,687
Liabilities
Professional fees payable	19,835
Custody and accounting fees payable	6,687
Interest holder report expenses payable	3,939
Trustees’ fees and expenses payable	67
Total liabilities	30,528
Total net assets	$13,376,159
The accompanying notes are an integral part of these financial statements.
6 | Allspring Emerging Markets Bond Portfolio

Statement of operations—six months ended August 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$363,325
Income from affiliated securities	5,031
Total investment income	368,356
Expenses
Advisory fee	16,785
Custody and accounting fees	2,741
Professional fees	34,141
Interest holder report expenses	3,083
Trustees’ fees and expenses	10,398
Other fees and expenses	1,838
Total expenses	68,986
Less: Fee waivers and/or expense reimbursements	(50,321)
Net expenses	18,665
Net investment income	349,691
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(346,505)
Net change in unrealized gains (losses) on investments	349,794
Net realized and unrealized gains (losses) on investments	3,289
Net increase in net assets resulting from operations	$352,980
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Bond Portfolio | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended August 31, 2023 (unaudited)	Year ended February 28, 2023
Operations
Net investment income	$349,691	$1,089,935
Net realized losses on investments	(346,505)	(4,085,918)
Net change in unrealized gains (losses) on investments	349,794	697,448
Net increase (decrease) in net assets resulting from operations	352,980	(2,298,535)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,119,955	6,093,610
Withdrawals	(1,655,228)	(23,323,892)
Net decrease in net assets resulting from capital transactions	(535,273)	(17,230,282)
Total decrease in net assets	(182,293)	(19,528,817)
Net assets
Beginning of period	13,558,452	33,087,269
End of period	$13,376,159	$13,558,452
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Bond Portfolio

Financial highlights
Financial highlights

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
		2023	2022	2021	2020[1]	2019
Total return[2]	2.68%	(8.37)%	(7.29)%	(0.31)%	8.59%	2.84%
Ratios to average net assets (annualized)
Gross expenses	1.02%	0.89%	0.62%	0.54%	0.51%	0.44%
Net expenses	0.28%*	0.28%*	0.28%*	0.29%*	0.35%	0.40%
Net investment income	5.19%	5.75%	4.41%	4.37%	4.95%	4.70%
Supplemental data
Portfolio turnover rate	3%	15%	25%	31%	36%	38%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2023 (unaudited)	0.74%
Year ended February 28, 2023	0.61%
Year ended February 28, 2022	0.34%
Year ended February 28, 2021	0.25%

[1]	Year ended February 29.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Bond Portfolio | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
10 | Allspring Emerging Markets Bond Portfolio

Notes to financial statements (unaudited)
The Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Portfolio’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes was $15,829,137 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$55,279
Gross unrealized losses	(2,696,380)
Net unrealized losses	$(2,641,101)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$0	$2,704,387	$0	$2,704,387
Yankee government bonds	0	10,294,408	0	10,294,408
Short-term investments
Investment companies	189,241	0	0	189,241
Total assets	$189,241	$12,998,795	$0	$13,188,036
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.250%
Next $5 billion	0.230
Over $10 billion	0.210
For the six months ended August 31, 2023, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments (UK) Limited (“Allspring UK”), an affiliate of Allspring Funds Management
Allspring Emerging Markets Bond Portfolio | 11

Notes to financial statements (unaudited)
and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is also a subadviser to the Portfolio and is entitled to receive a fee from Allspring UK at an annual rate starting at 0.0045% and declining to 0.0035% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduced the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended August 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2023 were $434,185 and $579,582, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by the Portfolio under the agreement.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
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Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Emerging Markets Bond Portfolio | 13

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Emerging Markets Bond Portfolio | 15

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

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Other information (unaudited)
Board consideration of investment advisory and sub-advisory agreements:
Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the portfolios of the Trust identified in the table below (individually, a “Portfolio” and collectively, the “Portfolios”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) with the Sub-Advisers(s) identified in the table below (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for the corresponding Portfolio identified. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
Master Portfolios	Sub-Adviser
Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Allspring Global Investments, LLC
Allspring Emerging Markets Bond Portfolio	Allspring Global Investments, LLC, Allspring Global Investments (UK) Limited
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced International Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring High Yield Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Investment Grade Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Strategic Retirement Bond Portfolio	Allspring Global Investments, LLC
Allspring U.S. REIT Portfolio	Allspring Global Investments, LLC
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Emerging Markets Bond Portfolio | 17

Other information (unaudited)
After its deliberations, the Board unanimously determined that the compensation or the absence of compensation payable to Allspring Funds Management and each of the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolios as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolios by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolios. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolios’ liquidity risk management program, and the derivatives risk management program for Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio and Allspring Factor Enhanced U.S. Large Cap Equity Portfolio. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board considered the investment performance results for each of the Portfolios over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Portfolios (each, a “Universe”), and in comparison to each Portfolios’ benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted the short performance history of the Portfolios.
With respect to the investment performance of each Portfolio relative to its respective Universe, the Board noted the following: (i) the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Corporate Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ii) the investment performance of Allspring Emerging Markets Bond Portfolio was lower than the average investment performance of the Universe for the one- and three-year periods and was in range of the average investment performance of the Universe for the five-year period; the investment performance of Allspring Emerging Markets Bond Portfolio was higher than the investment performance of its benchmark index, the J.P. Morgan EM Bond Global Diversified Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (iii) the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the average investment performance of the Universe for the one-year period and was lower than the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (iv) the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI World ex US Index (Net), for all periods under review; (v) the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and was lower than the average investment performance of the Universe for the three-year period; the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the investment performance of its benchmark index, the Russell 1000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vi) the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was higher than the

18 | Allspring Emerging Markets Bond Portfolio

Other information (unaudited)
investment performance of its benchmark index, the Russell 2000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vii) the investment performance of Allspring High Yield Corporate Bond Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring High Yield Corporate Bond Portfolio was in range of the investment performance of its benchmark index, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (viii) the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and in rage of the average investment performance of the Universe for the three-year period; the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Corporate Bond Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ix) the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the investment performance of its benchmark index, the Strategic Retirement Blended Index, for the one- and three-year periods and was in range of the investment performance of its benchmark index for the five-year period; (x) the investment performance of Allspring U.S. REIT Portfolio was lower than the average investment performance of the Universe for the one-year period and was in range of the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring U.S. REIT Portfolio was higher than the investment performance of its benchmark index, the Dow Jones U.S. Select REIT Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each of Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring High Yield Corporate Bond Portfolio relative to such Portfolio’s Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected each Portfolio’s investment performance.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged to the Portfolios, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolios (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolios’ investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolios to Allspring Funds Management under the Advisory Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Portfolios’ Advisory Rates with the average contractual investment advisory fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the Portfolios in the expense Groups. The Board noted that the Advisory Rates of the Portfolios were lower than or in range of the mean rates for the Portfolios’ expense Groups.
The Board also received and considered information about the portions of the total advisory fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
For all Portfolios, except Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring U.S. REIT Portfolio, Allspring Investment Grade Corporate Bond Portfolio, and Allspring Strategic Retirement Bond Portfolio, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Portfolios. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Allspring Emerging Markets Bond Portfolio | 19

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolios and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolios to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolios, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolios’ advisory fee structure, which operate generally to reduce the Portfolios’ expense ratios as the Portfolios grow in size, and the size of the Portfolios in relation to such breakpoints. The Board considered that in addition to advisory fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolios, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolios and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Portfolios. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolios and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Portfolios. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and fees earned in the past by Allspring Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Allspring Emerging Markets Bond Portfolio

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio’s investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Portfolios related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Portfolio’s, including the Portfolio’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring Emerging Markets Bond Portfolio | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Factor Enhanced Emerging Markets Equity Portfolio
Semi-Annual Report
August 31, 2023

Allspring Factor Enhanced Emerging Markets Equity Portfolio | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA, Monisha Jayakumar

Ten largest holdings (%) as of August 31, 2023[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.11
Tencent Holdings Ltd.	3.86
Samsung Electronics Co. Ltd.	3.40
Alibaba Group Holding Ltd.	2.72
Reliance Industries Ltd.	1.10
Meituan Class B	1.04
ICICI Bank Ltd.	0.90
Infosys Ltd.	0.76
Vale SA	0.70
Baidu, Inc. Class A	0.69

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of August 31, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Country allocation as of August 31, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.05%
Brazil: 3.96%
Ambev SA (Consumer staples, Beverages)	65,500	$183,060
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	105,200	274,681
Banco Bradesco SA (Financials, Banks)	2,200	5,882
Banco BTG Pactual SA (Financials, Capital markets)	17,000	111,467
Banco do Brasil SA (Financials, Banks)	26,000	247,292
Banco Santander Brasil SA (Financials, Banks)	22,900	125,366
BB Seguridade Participacoes SA (Financials, Insurance)	22,900	140,488
CCR SA (Industrials, Transportation infrastructure)	16,000	40,258
Cia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water utilities)	6,900	80,704
Cia Siderurgica Nacional SA (Materials, Metals & mining)	12,300	30,079
CPFL Energia SA (Utilities, Electric utilities)	10,300	71,030
Energisa SA (Utilities, Electric utilities)	11,100	103,333
Engie Brasil Energia SA (Utilities, Independent power and renewable electricity producers)	8,100	68,895
Equatorial Energia SA (Utilities, Electric utilities)	6,800	43,474
JBS SA (Consumer staples, Food products)	18,500	68,739
Klabin SA (Materials, Containers & packaging)	21,000	96,518
Localiza Rent a Car SA (Industrials, Ground transportation)	6,960	88,896
Lojas Renner SA (Consumer discretionary, Specialty retail)	4,400	14,243
Magazine Luiza SA (Consumer discretionary, Broadline retail)†	31,600	17,612
Natura & Co. Holding SA (Consumer staples, Personal care products)†	2,500	7,663
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	64,100	447,090
PRIO SA (Energy, Oil, gas & consumable fuels)†	6,700	62,805
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	26,936	149,474
Rumo SA (Industrials, Ground transportation)	12,100	54,611
Sendas Distribuidora S/A (Consumer staples, Consumer staples distribution & retail)	38,500	90,263
Suzano SA (Materials, Paper & forest products)	12,800	129,627
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	5,455	45,550
TIM SA (Communication services, Wireless telecommunication services)	12,600	36,665
TOTVS SA (Information technology, Software)	2,700	15,125
Ultrapar Participacoes SA (Energy, Oil, gas & consumable fuels)	41,500	152,187
Vale SA (Materials, Metals & mining)	56,500	742,525
Vibra Energia SA (Consumer discretionary, Specialty retail)	60,000	223,665
WEG SA (Industrials, Electrical equipment)	31,900	231,131
		4,200,398
Chile: 0.72%
Banco de Chile (Financials, Banks)	1,539,963	167,983
Banco de Credito e Inversiones SA (Financials, Banks)	2,089	60,097
Banco Santander Chile (Financials, Banks)	1,560,210	74,665
Cencosud SA (Consumer staples, Consumer staples distribution & retail)	85,288	182,567
Cia Cervecerias Unidas SA (Consumer staples, Beverages)	6,676	49,340
Empresas CMPC SA (Materials, Paper & forest products)	21,260	38,602
Enel Chile SA (Utilities, Electric utilities)	2,689,667	181,243
Falabella SA (Consumer discretionary, Broadline retail)	3,484	8,582
		763,079
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
China: 29.03%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A (Communication services, Entertainment)	41,600	$140,831
3SBio, Inc. (Health care, Biotechnology)144A†	247,500	207,030
AAC Technologies Holdings, Inc. (Information technology, Electronic equipment, instruments & components)†	15,500	30,042
Agricultural Bank of China Ltd. Class H (Financials, Banks)	299,000	102,560
Airtac International Group (Industrials, Machinery)†	2,000	57,777
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)†	250,500	2,881,164
Aluminum Corp. of China Ltd. Class A (Materials, Metals & mining)	55,800	45,312
Aluminum Corp. of China Ltd. Class H (Materials, Metals & mining)	425,334	205,553
Amlogic Shanghai Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	1,327	15,942
Anhui Conch Cement Co. Ltd. Class H (Materials, Construction materials)	37,000	102,852
Anhui Gujing Distillery Co. Ltd. Class B (Consumer staples, Beverages)	8,413	139,953
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	8,600	96,885
Autobio Diagnostics Co. Ltd. Class A (Health care, Health care equipment & supplies)	5,100	32,075
AviChina Industry & Technology Co. Ltd. Class H (Industrials, Aerospace & defense)	49,000	21,993
Baidu, Inc. Class A (Communication services, Interactive media & services)†	40,950	727,898
Bank of Beijing Co. Ltd. Class A (Financials, Banks)	16,500	10,117
Bank of Changsha Co. Ltd. Class A (Financials, Banks)	33,400	37,248
Bank of China Ltd. Class A (Financials, Banks)	69,900	35,956
Bank of China Ltd. Class H (Financials, Banks)	1,451,000	492,156
Bank of Communications Co. Ltd. Class A (Financials, Banks)	66,700	50,778
Bank of Communications Co. Ltd. Class H (Financials, Banks)	225,000	128,820
Bank of Suzhou Co. Ltd. Class A (Financials, Banks)	15,800	14,608
BeiGene Ltd. (Health care, Biotechnology)†	17,300	280,600
Beijing E-Hualu Information Technology Co. Ltd. Class A (Information technology, Software)†	5,100	21,099
Beijing Kingsoft Office Software, Inc. Class A (Information technology, Software)	252	13,640
Beijing Tiantan Biological Products Corp. Ltd. Class A (Health care, Biotechnology)	33,700	116,028
Beijing United Information Technology Co. Ltd. Class A (Industrials, Trading companies & distributors)	5,975	29,596
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (Health care, Biotechnology)	6,995	47,870
Beijing Yanjing Brewery Co. Ltd. Class A (Consumer staples, Beverages)	8,200	11,675
BGI Genomics Co. Ltd. Class A (Health care, Biotechnology)	19,322	142,380
Bilibili, Inc. Class Z (Communication services, Entertainment)†	4,020	60,128
Bloomage Biotechnology Corp. Ltd. Class A (Health care, Biotechnology)	1,129	14,334
BYD Co. Ltd. Class H (Consumer discretionary, Automobiles)	10,500	329,098
By-health Co. Ltd. Class A (Consumer staples, Personal care products)	28,600	75,833
Canmax Technologies Co. Ltd. Class A (Materials, Chemicals)	880	3,259
CGN Power Co. Ltd. Class H (Utilities, Independent power and renewable electricity producers)144A	740,000	184,945
China Cinda Asset Management Co. Ltd. Class H (Financials, Capital markets)	1,157,000	113,600
China CITIC Bank Corp. Ltd. Class H (Financials, Banks)	532,000	236,750
China Coal Energy Co. Ltd. Class H (Energy, Oil, gas & consumable fuels)	99,000	67,537
China Communications Services Corp. Ltd. Class H (Industrials, Construction & engineering)	274,000	123,333
The accompanying notes are an integral part of these financial statements.
4 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
China (continued)
China Construction Bank Corp. Class A (Financials, Banks)	139,800	$115,059
China Construction Bank Corp. Class H (Financials, Banks)	1,093,000	585,360
China Feihe Ltd. (Consumer staples, Food products)144A	18,000	10,833
China Galaxy Securities Co. Ltd. Class H (Financials, Capital markets)	202,000	108,697
China Hongqiao Group Ltd. (Materials, Metals & mining)	23,000	22,934
China International Capital Corp. Ltd. Class H (Financials, Capital markets)144A	43,600	83,838
China Lesso Group Holdings Ltd. (Industrials, Building products)†	90,000	49,577
China Life Insurance Co. Ltd. Class H (Financials, Insurance)	123,000	186,640
China Literature Ltd. (Communication services, Media)144A†	600	2,410
China Longyuan Power Group Corp. Ltd. Class H (Utilities, Independent power and renewable electricity producers)	28,000	22,172
China Medical System Holdings Ltd. (Health care, Pharmaceuticals)	36,000	51,964
China Meheco Co. Ltd. Class A (Health care, Health care providers & services)	28,300	48,563
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	46,000	34,666
China Mengniu Dairy Co. Ltd. (Consumer staples, Food products)†	2,334	7,857
China Merchants Bank Co. Ltd. Class A (Financials, Banks)	6,700	28,996
China Merchants Bank Co. Ltd. Class H (Financials, Banks)	75,500	298,444
China Minsheng Banking Corp. Ltd. Class A (Financials, Banks)	34,500	17,888
China Minsheng Banking Corp. Ltd. Class H (Financials, Banks)	190,000	61,053
China National Building Material Co. Ltd. Class H (Materials, Construction materials)	240,000	122,106
China National Medicines Corp. Ltd. Class A (Health care, Health care providers & services)	40,200	179,489
China National Software & Service Co. Ltd. Class A (Information technology, Software)	6,010	35,614
China Oilfield Services Ltd. Class H (Energy, Energy equipment & services)	66,000	74,817
China Overseas Property Holdings Ltd. (Real estate, Real estate management & development)	65,000	77,662
China Pacific Insurance Group Co. Ltd. Class H (Financials, Insurance)	8,000	18,321
China Petroleum & Chemical Corp. Class A (Energy, Oil, gas & consumable fuels)	16,300	13,572
China Petroleum & Chemical Corp. Class H (Energy, Oil, gas & consumable fuels)	486,000	284,448
China Railway Group Ltd. Class H (Industrials, Construction & engineering)	167,000	88,373
China Rare Earth Resources & Technology Co. Ltd. Class A (Materials, Metals & mining)	6,900	27,060
China Resources Land Ltd. (Real estate, Real estate management & development)	28,000	118,357
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A (Health care, Pharmaceuticals)	10,300	67,224
China Shenhua Energy Co. Ltd. Class H (Energy, Oil, gas & consumable fuels)	53,000	154,424
China Tourism Group Duty Free Corp. Ltd. Class H (Consumer discretionary, Specialty retail)144A†	5,200	69,821
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A	1,054,000	102,143
China Vanke Co. Ltd. Class H (Real estate, Real estate management & development)	136,600	159,377
Chinasoft International Ltd. (Information technology, IT services)†	92,000	61,002
Chongqing Rural Commercial Bank Co. Ltd. Class A (Financials, Banks)	53,800	27,748
Chongqing Zhifei Biological Products Co. Ltd. Class A (Health care, Biotechnology)	4,950	30,012
CMOC Group Ltd. Class H (Materials, Metals & mining)	132,000	78,941
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (Energy, Oil, gas & consumable fuels)	74,000	77,563
COSCO SHIPPING Holdings Co. Ltd. Class H (Industrials, Marine transportation)	168,675	173,141
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
China (continued)
COSCO SHIPPING Ports Ltd. (Industrials, Transportation infrastructure)	98,000	$60,357
Country Garden Holdings Co. Ltd. (Real estate, Real estate management & development)†	86,000	9,760
Country Garden Services Holdings Co. Ltd. (Real estate, Real estate management & development)	97,000	111,566
CRRC Corp. Ltd. Class A (Industrials, Machinery)	30,200	24,607
CRRC Corp. Ltd. Class H (Industrials, Machinery)	392,000	192,942
Daan Gene Co. Ltd. Class A (Health care, Biotechnology)	99,940	128,726
Daqin Railway Co. Ltd. Class A (Industrials, Ground transportation)	121,900	119,221
DaShenLin Pharmaceutical Group Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)	11,140	40,632
Datang International Power Generation Co. Ltd. Class A (Utilities, Independent power and renewable electricity producers)	14,100	5,377
Dong-E-E-Jiao Co. Ltd. Class A (Health care, Pharmaceuticals)	4,400	31,282
Dongfang Electric Corp. Ltd. Class A (Industrials, Electrical equipment)	7,200	16,572
Dongfeng Motor Group Co. Ltd. Class H (Consumer discretionary, Automobiles)	398,000	146,160
Dongyue Group Ltd. (Materials, Chemicals)	97,000	83,365
East Buy Holding Ltd. (Consumer discretionary, Diversified consumer services)144A†	15,000	76,030
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	3,000	23,526
Flat Glass Group Co. Ltd. Class H (Information technology, Semiconductors & semiconductor equipment)†	30,000	74,518
Focus Media Information Technology Co. Ltd. Class A (Communication services, Media)†	24,600	25,983
Foxconn Industrial Internet Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	16,000	48,086
Fuyao Glass Industry Group Co. Ltd. Class H (Consumer discretionary, Automobile components)144A	13,200	59,752
Ganfeng Lithium Group Co. Ltd. Class H (Materials, Chemicals)144A	23,600	112,849
G-bits Network Technology Xiamen Co. Ltd. Class A (Communication services, Entertainment)	2,600	148,970
GCL Technology Holdings Ltd. (Information technology, Semiconductors & semiconductor equipment)†	182,000	31,562
Giant Network Group Co. Ltd. Class A (Communication services, Entertainment)†	49,800	99,734
GoodWe Technologies Co. Ltd. Class A (Industrials, Electrical equipment)	309	5,867
Great Wall Motor Co. Ltd. Class H (Consumer discretionary, Automobiles)	72,000	85,383
Greenland Holdings Corp. Ltd. Class A (Real estate, Real estate management & development)†	38,500	15,474
Greentown China Holdings Ltd. (Real estate, Real estate management & development)	64,000	76,059
Greentown Service Group Co. Ltd. (Real estate, Real estate management & development)	76,000	35,469
Guangzhou Automobile Group Co. Ltd. Class H (Consumer discretionary, Automobiles)	112,400	59,193
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (Health care, Health care providers & services)	12,500	53,016
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (Health care, Health care providers & services)	3,900	31,916
Haidilao International Holding Ltd. (Consumer discretionary, Hotels, restaurants & leisure)144A	41,000	111,618
The accompanying notes are an integral part of these financial statements.
6 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
China (continued)
Haier Smart Home Co. Ltd. Class H (Consumer discretionary, Household durables)	28,000	$86,581
Haitian International Holdings Ltd. (Industrials, Machinery)†	25,000	53,683
Hangzhou Tigermed Consulting Co. Ltd. Class A (Health care, Life sciences tools & services)	2,800	25,572
Hangzhou Tigermed Consulting Co. Ltd. Class H (Health care, Life sciences tools & services)144A	31,000	168,986
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A (Consumer staples, Food products)	16,800	56,575
Henan Shenhuo Coal & Power Co. Ltd. Class A (Materials, Metals & mining)	29,300	63,823
Henan Shuanghui Investment & Development Co. Ltd. Class A (Consumer staples, Food products)	9,300	34,265
Hengan International Group Co. Ltd. (Consumer staples, Personal care products)	6,000	22,264
Hengyi Petrochemical Co. Ltd. Class A (Materials, Chemicals)†	6,400	6,733
Hithink RoyalFlush Information Network Co. Ltd. Class A (Financials, Capital markets)	2,900	66,571
Huadian Power International Corp. Ltd. Class A (Utilities, Independent power and renewable electricity producers)	128,600	89,965
Hualan Biological Engineering, Inc. Class A (Health care, Biotechnology)	10,800	31,451
Huaneng Power International, Inc. Class A (Utilities, Independent power and renewable electricity producers)†	16,800	18,781
Huaneng Power International, Inc. Class H (Utilities, Independent power and renewable electricity producers)†	289,334	144,624
Huaxia Bank Co. Ltd. Class A (Financials, Banks)	35,600	27,053
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (Health care, Pharmaceuticals)	13,300	47,762
Humanwell Healthcare Group Co. Ltd. Class A (Health care, Pharmaceuticals)	34,500	110,548
Hunan Changyuan Lico Co. Ltd. Class A (Materials, Chemicals)	41,262	53,260
Hunan Valin Steel Co. Ltd. Class A (Materials, Metals & mining)	54,200	44,013
Hundsun Technologies, Inc. Class A (Information technology, Software)	2,100	10,370
Imeik Technology Development Co. Ltd. Class A (Health care, Biotechnology)	100	6,015
Industrial & Commercial Bank of China Ltd. Class H (Financials, Banks)	927,000	425,536
Inner Mongolia Yitai Coal Co. Ltd. Class B (Energy, Oil, gas & consumable fuels)†	50,800	67,716
Isoftstone Information Technology Group Co. Ltd. Class A (Information technology, IT services)†	5,000	14,156
JCET Group Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	19,700	88,094
JD.com, Inc. Class A (Consumer discretionary, Broadline retail)†	35,635	585,257
Jiangsu Expressway Co. Ltd. Class H (Industrials, Transportation infrastructure)	194,000	175,141
Jiangsu Pacific Quartz Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	1,300	17,058
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (Health care, Health care equipment & supplies)	19,900	92,564
Jiangsu Zhongtian Technology Co. Ltd. Class A (Industrials, Electrical equipment)	3,000	5,996
Jiangxi Copper Co. Ltd. Class A (Materials, Metals & mining)	29,200	75,702
Jiangxi Copper Co. Ltd. Class H (Materials, Metals & mining)	131,000	204,459
Jiangxi Special Electric Motor Co. Ltd. Class A (Industrials, Electrical equipment)†	23,400	29,145
Jiumaojiu International Holdings Ltd. (Consumer discretionary, Hotels, restaurants & leisure)144A	24,000	38,499
Jizhong Energy Resources Co. Ltd. Class A (Energy, Oil, gas & consumable fuels)	4,800	4,016
Joincare Pharmaceutical Group Industry Co. Ltd. Class A (Health care, Pharmaceuticals)	12,500	19,547
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
China (continued)
Joinn Laboratories China Co. Ltd. Class A (Health care, Life sciences tools & services)	8,400	$27,654
Jointown Pharmaceutical Group Co. Ltd. Class A (Health care, Health care providers & services)	121,729	172,486
Kingboard Holdings Ltd. (Information technology, Electronic equipment, instruments & components)	39,000	88,519
Kuaishou Technology (Communication services, Interactive media & services)144A†	38,800	317,629
Kunlun Energy Co. Ltd. (Utilities, Gas utilities)	100,000	73,192
Kunlun Tech Co. Ltd. Class A (Communication services, Entertainment)†	19,300	95,783
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	700	177,348
Lepu Medical Technology Beijing Co. Ltd. Class A (Health care, Health care equipment & supplies)	31,100	69,067
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	14,700	302,909
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	15,000	70,865
Lingyi iTech Guangdong Co. Class A (Information technology, Electronic equipment, instruments & components)†	24,800	20,479
Livzon Pharmaceutical Group, Inc. Class A (Health care, Pharmaceuticals)	12,000	56,624
Longfor Group Holdings Ltd. (Real estate, Real estate management & development)144A	49,500	104,272
Luxi Chemical Group Co. Ltd. Class A (Materials, Chemicals)	52,800	73,657
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	67,160	1,100,443
Minth Group Ltd. (Consumer discretionary, Automobile components)	4,000	11,859
NetEase, Inc. (Communication services, Entertainment)	27,200	568,115
New Oriental Education & Technology Group, Inc. (Consumer discretionary, Diversified consumer services)†	22,800	123,124
PDD Holdings, Inc. ADR (Consumer discretionary, Broadline retail)†	2,468	244,258
People’s Insurance Co. Group of China Ltd. Class H (Financials, Insurance)†	521,000	177,379
Perfect World Co. Ltd. Class A (Communication services, Entertainment)	63,900	121,223
PetroChina Co. Ltd. Class H (Energy, Oil, gas & consumable fuels)	420,000	303,123
Pharmaron Beijing Co. Ltd. Class A (Health care, Life sciences tools & services)	8,050	32,906
Pharmaron Beijing Co. Ltd. Class H (Health care, Life sciences tools & services)144A	76,875	179,387
PICC Property & Casualty Co. Ltd. Class H (Financials, Insurance)	164,000	188,627
Ping An Insurance Group Co. of China Ltd. Class H (Financials, Insurance)	72,000	431,044
Postal Savings Bank of China Co. Ltd. Class H (Financials, Banks)144A	163,000	80,436
Risen Energy Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	1,800	4,958
SDIC Power Holdings Co. Ltd. Class A (Utilities, Independent power and renewable electricity producers)	11,800	20,573
Seazen Holdings Co. Ltd. Class A (Real estate, Real estate management & development)†	22,200	44,155
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (Materials, Chemicals)	7,900	35,869
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health care, Health care equipment & supplies)	44,000	43,762
Shanghai Aiko Solar Energy Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)†	16,280	49,598
Shanghai Baosight Software Co. Ltd. Class A (Information technology, Software)	6,531	42,939
Shanghai Baosight Software Co. Ltd. Class B (Information technology, Software)	108,680	246,812
Shanghai Fudan Microelectronics Group Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	1,684	12,208
The accompanying notes are an integral part of these financial statements.
8 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
China (continued)
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (Information technology, Semiconductors & semiconductor equipment)	45,000	$107,876
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B (Real estate, Real estate management & development)	74,961	30,734
Shanghai M&G Stationery, Inc. Class A (Industrials, Commercial services & supplies)	7,400	38,268
Shanghai Pharmaceuticals Holding Co. Ltd. Class A (Health care, Health care providers & services)	21,200	51,995
Shanghai Pharmaceuticals Holding Co. Ltd. Class H (Health care, Health care providers & services)	44,700	73,528
Shanghai RAAS Blood Products Co. Ltd. Class A (Health care, Biotechnology)	119,700	116,741
Shanxi Coal International Energy Group Co. Ltd. Class A (Industrials, Trading companies & distributors)	67,200	155,136
Shenergy Co. Ltd. Class A (Utilities, Independent power and renewable electricity producers)	46,800	41,856
Shenzhen International Holdings Ltd. (Industrials, Transportation infrastructure)	51,500	36,643
Shenzhen Kstar Science & Technology Co. Ltd. Class A (Industrials, Electrical equipment)	21,900	90,962
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	500	18,518
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (Health care, Health care equipment & supplies)	7,000	58,361
Shenzhen SED Industry Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	19,400	73,074
Shenzhen Transsion Holdings Co. Ltd. Class A (Information technology, Technology hardware, storage & peripherals)	2,007	40,420
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	3,800	39,006
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (Health care, Pharmaceuticals)	15,700	50,114
Sichuan Kelun Pharmaceutical Co. Ltd. Class A (Health care, Pharmaceuticals)	12,300	45,723
Sichuan Yahua Industrial Group Co. Ltd. Class A (Materials, Chemicals)	2,000	4,299
Sieyuan Electric Co. Ltd. Class A (Industrials, Electrical equipment)	1,900	13,339
Silergy Corp. (Information technology, Semiconductors & semiconductor equipment)	3,000	27,036
Sinopec Shanghai Petrochemical Co. Ltd. Class A (Materials, Chemicals)†	96,100	39,942
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	79,200	229,753
Tencent Holdings Ltd. (Communication services, Interactive media & services)	98,700	4,090,292
Tingyi Cayman Islands Holding Corp. (Consumer staples, Food products)	28,000	41,131
Toly Bread Co. Ltd. Class A (Consumer staples, Food products)	25,980	31,075
TongFu Microelectronics Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	10,300	28,808
Tongling Nonferrous Metals Group Co. Ltd. Class A (Materials, Metals & mining)	76,300	33,596
Topsports International Holdings Ltd. (Consumer discretionary, Specialty retail)144A	115,000	93,556
TravelSky Technology Ltd. Class H (Consumer discretionary, Hotels, restaurants & leisure)	53,000	95,020
Trip.com Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	9,200	362,963
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	4,000	33,332
Uni-President China Holdings Ltd. (Consumer staples, Food products)	42,000	31,062
Unisplendour Corp. Ltd. Class A (Information technology, Electronic equipment, instruments & components)†	11,800	43,589
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
China (continued)
Universal Scientific Industrial Shanghai Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	8,400	$16,995
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)†	9,601	151,600
Weibo Corp. ADR (Communication services, Interactive media & services)	1,188	15,325
Weichai Power Co. Ltd. Class H (Industrials, Machinery)†	106,000	137,597
Western Mining Co. Ltd. Class A (Materials, Metals & mining)	13,600	23,841
WUS Printed Circuit Kunshan Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	9,400	27,245
WuXi AppTec Co. Ltd. Class A (Health care, Life sciences tools & services)	2,100	23,477
WuXi AppTec Co. Ltd. Class H (Health care, Life sciences tools & services)144A	18,636	204,127
Wuxi Biologics Cayman, Inc. (Health care, Life sciences tools & services)144A†	47,500	267,410
Xiamen C & D, Inc. Class A (Industrials, Trading companies & distributors)	3,000	4,469
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	92,800	146,258
Xinjiang Daqo New Energy Co. Ltd. Class A (Information technology, Semiconductors & semiconductor equipment)	9,875	56,309
Xinjiang Zhongtai Chemical Co. Ltd. Class A (Materials, Chemicals)	12,500	11,522
XPeng, Inc. Class A (Consumer discretionary, Automobiles)†	9,700	90,972
Yadea Group Holdings Ltd. (Consumer discretionary, Automobiles)144A	8,000	15,383
Yankuang Energy Group Co. Ltd. Class H (Energy, Oil, gas & consumable fuels)	62,000	97,399
Yifeng Pharmacy Chain Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)	1,620	7,902
Yihai International Holding Ltd. (Consumer staples, Food products)†	23,000	43,112
Yonghui Superstores Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)†	116,300	51,368
Youngor Group Co. Ltd. Class A (Real estate, Real estate management & development)	46,300	44,139
Youngy Co. Ltd. Class A (Materials, Metals & mining)†	2,000	14,118
Yunnan Aluminium Co. Ltd. Class A (Materials, Metals & mining)	45,800	90,718
Yunnan Tin Co. Ltd. Class A (Materials, Metals & mining)	30,800	59,148
Yunnan Yuntianhua Co. Ltd. Class A (Materials, Chemicals)†	14,400	34,053
Zai Lab Ltd. (Health care, Biotechnology)†	38,200	102,047
Zhefu Holding Group Co. Ltd. Class A (Industrials, Electrical equipment)	74,900	40,583
Zhejiang China Commodities City Group Co. Ltd. Class A (Real estate, Real estate management & development)	6,800	7,667
Zhejiang Expressway Co. Ltd. Class H (Industrials, Transportation infrastructure)	190,000	141,973
Zhejiang Supor Co. Ltd. Class A (Consumer discretionary, Household durables)	6,300	41,143
Zhejiang Weixing New Building Materials Co. Ltd. Class A (Industrials, Building products)	7,500	20,792
Zhejiang Zheneng Electric Power Co. Ltd. Class A (Utilities, Independent power and renewable electricity producers)†	77,400	46,821
Zhongjin Gold Corp. Ltd. Class A (Materials, Metals & mining)	44,400	67,725
Zhongsheng Group Holdings Ltd. (Consumer discretionary, Specialty retail)	16,000	48,761
Zhuzhou CRRC Times Electric Co. Ltd. (Industrials, Machinery)	3,600	12,555
Zijin Mining Group Co. Ltd. Class H (Materials, Metals & mining)†	70,000	110,146
ZTE Corp. Class H (Information technology, Communications equipment)	41,400	133,295
		30,773,799
The accompanying notes are an integral part of these financial statements.
10 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Colombia: 0.06%
Bancolombia SA (Financials, Banks)	8,177	$58,172
Czech Republic: 0.25%
Komercni Banka AS (Financials, Banks)	4,903	153,413
Moneta Money Bank AS (Financials, Banks)144A	28,721	107,142
		260,555
Egypt: 0.05%
Commercial International Bank Egypt SAE ADR (Financials, Banks)	39,045	49,197
Greece: 0.58%
Alpha Services & Holdings SA (Financials, Banks)†	37,516	63,319
Eurobank Ergasias Services & Holdings SA Class A (Financials, Banks)†	65,753	114,293
FF Group (Consumer discretionary, Textiles, apparel & luxury goods)♦†	3,820	0
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	1,504	22,506
JUMBO SA (Consumer discretionary, Specialty retail)	2,385	73,758
Motor Oil Hellas Corinth Refineries SA (Energy, Oil, gas & consumable fuels)	1,292	32,923
Mytilineos SA (Industrials, Industrial conglomerates)	1,267	51,438
National Bank of Greece SA (Financials, Banks)†	15,473	105,266
OPAP SA (Consumer discretionary, Hotels, restaurants & leisure)†	9,196	155,359
		618,862
Hong Kong: 0.84%
Beijing Enterprises Holdings Ltd. (Utilities, Gas utilities)	3,000	11,247
China Everbright Environment Group Ltd. (Industrials, Commercial services & supplies)	138,000	50,327
China Jinmao Holdings Group Ltd. (Real estate, Real estate management & development)	622,000	88,037
China Merchants Port Holdings Co. Ltd. (Industrials, Transportation infrastructure)	26,000	31,098
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	22,000	46,399
China Resources Beer Holdings Co. Ltd. (Consumer staples, Beverages)	2,000	11,757
China Resources Pharmaceutical Group Ltd. (Health care, Pharmaceuticals)144A	153,000	102,230
China Resources Power Holdings Co. Ltd. (Utilities, Independent power and renewable electricity producers)	48,000	94,013
China Taiping Insurance Holdings Co. Ltd. (Financials, Insurance)	6,800	7,162
China Traditional Chinese Medicine Holdings Co. Ltd. (Health care, Pharmaceuticals)†	98,000	38,238
CITIC Ltd. (Industrials, Industrial conglomerates)	10,000	9,933
CSPC Pharmaceutical Group Ltd. (Health care, Pharmaceuticals)	52,000	39,121
Far East Horizon Ltd. (Financials, Financial services)	174,000	118,923
Hua Hong Semiconductor Ltd. (Information technology, Semiconductors & semiconductor equipment)144A†	7,000	18,298
Kingboard Laminates Holdings Ltd. (Information technology, Electronic equipment, instruments & components)	108,500	90,205
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	70,000	79,173
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 11

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Hong Kong (continued)
Orient Overseas International Ltd. (Industrials, Marine transportation)	3,500	$46,950
Yuexiu Property Co. Ltd. (Real estate, Real estate management & development)	7,400	9,172
		892,283
Hungary: 0.38%
MOL Hungarian Oil & Gas PLC (Energy, Oil, gas & consumable fuels)	6,512	49,298
OTP Bank Nyrt (Financials, Banks)	5,964	243,638
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	4,369	109,648
		402,584
India: 14.08%
ABB India Ltd. (Industrials, Electrical equipment)	1,839	97,331
Apollo Hospitals Enterprise Ltd. (Health care, Health care providers & services)	1,140	66,292
Asian Paints Ltd. (Materials, Chemicals)	4,189	164,759
AU Small Finance Bank Ltd. (Financials, Banks)144A	8,005	69,964
Aurobindo Pharma Ltd. (Health care, Pharmaceuticals)	9,229	92,528
Avenue Supermarts Ltd. (Consumer staples, Consumer staples distribution & retail)144A†	674	30,289
Axis Bank Ltd. (Financials, Banks)	45,008	529,258
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	3,056	170,315
Bajaj Finance Ltd. (Financials, Consumer finance)	2,310	199,871
Bajaj Finserv Ltd. (Financials, Financial services)	2,424	43,595
Bandhan Bank Ltd. (Financials, Banks)144A	49,674	137,766
Bank of Baroda (Financials, Banks)	106,633	241,059
Bharat Electronics Ltd. (Industrials, Aerospace & defense)	78,966	127,053
Bharat Petroleum Corp. Ltd. (Energy, Oil, gas & consumable fuels)	9,581	39,413
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	28,488	294,700
Britannia Industries Ltd. (Consumer staples, Food products)	3,343	180,413
CG Power & Industrial Solutions Ltd. (Industrials, Electrical equipment)	48,151	249,723
Cholamandalam Investment & Finance Co. Ltd. (Financials, Consumer finance)	6,887	93,327
Cipla Ltd. (Health care, Pharmaceuticals)	6,133	93,166
Coal India Ltd. (Energy, Oil, gas & consumable fuels)	27,605	76,710
Colgate-Palmolive India Ltd. (Consumer staples, Personal care products)	7,767	182,203
Container Corp. Of India Ltd. (Industrials, Ground transportation)	10,758	87,378
Dabur India Ltd. (Consumer staples, Personal care products)	1,078	7,202
Divi’s Laboratories Ltd. (Health care, Life sciences tools & services)	2,090	90,685
DLF Ltd. (Real estate, Real estate management & development)	3,465	21,099
Dr Reddy’s Laboratories Ltd. (Health care, Pharmaceuticals)	2,562	173,547
Eicher Motors Ltd. (Consumer discretionary, Automobiles)	2,549	102,734
GAIL India Ltd. (Utilities, Gas utilities)	67,785	94,162
Godrej Consumer Products Ltd. (Consumer staples, Personal care products)†	6,722	81,615
Havells India Ltd. (Industrials, Electrical equipment)	6,394	106,936
HCL Technologies Ltd. (Information technology, IT services)	22,370	316,731
HDFC Life Insurance Co. Ltd. (Financials, Insurance)144A	2,950	22,975
Hero MotoCorp Ltd. (Consumer discretionary, Automobiles)	4,848	170,759
Hindalco Industries Ltd. (Materials, Metals & mining)	18,308	101,695
Hindustan Aeronautics Ltd. (Industrials, Aerospace & defense)	3,644	171,679
Hindustan Petroleum Corp. Ltd. (Energy, Oil, gas & consumable fuels)	9,203	27,580
Hindustan Unilever Ltd. (Consumer staples, Personal care products)	10,869	328,888
The accompanying notes are an integral part of these financial statements.
12 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
India (continued)
ICICI Bank Ltd. (Financials, Banks)	82,133	$951,185
ICICI Lombard General Insurance Co. Ltd. (Financials, Insurance)144A	2,074	32,911
Indian Hotels Co. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	32,166	163,538
Indian Oil Corp. Ltd. (Energy, Oil, gas & consumable fuels)	74,585	80,273
Indraprastha Gas Ltd. (Utilities, Gas utilities)	13,934	78,720
Info Edge India Ltd. (Communication services, Interactive media & services)	1,107	57,920
Infosys Ltd. (Information technology, IT services)	46,772	810,991
InterGlobe Aviation Ltd. (Industrials, Passenger airlines)144A†	3,319	97,622
ITC Ltd. (Consumer staples, Tobacco)	57,900	307,522
Jindal Steel & Power Ltd. (Materials, Metals & mining)	18,763	155,138
Jio Financial Services Ltd. (Financials, Financial services)†	40,088	113,069
JSW Steel Ltd. (Materials, Metals & mining)	848	7,986
Jubilant Foodworks Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	3,454	21,364
Kotak Mahindra Bank Ltd. (Financials, Banks)	16,337	347,071
Larsen & Toubro Ltd. (Industrials, Construction & engineering)	7,061	230,519
LTIMindtree Ltd. (Information technology, IT services)144A	960	60,223
Lupin Ltd. (Health care, Pharmaceuticals)	4,476	59,357
Mahindra & Mahindra Ltd. (Consumer discretionary, Automobiles)	14,156	269,385
Marico Ltd. (Consumer staples, Food products)	8,664	59,659
Maruti Suzuki India Ltd. (Consumer discretionary, Automobiles)	2,091	252,674
MRF Ltd. (Consumer discretionary, Automobile components)	70	91,900
Muthoot Finance Ltd. (Financials, Consumer finance)	8,768	133,485
Nestle India Ltd. (Consumer staples, Food products)	591	156,958
NTPC Ltd. (Utilities, Independent power and renewable electricity producers)	112,428	299,179
Oil & Natural Gas Corp. Ltd. (Energy, Oil, gas & consumable fuels)	86,756	182,501
Petronet LNG Ltd. (Energy, Oil, gas & consumable fuels)	44,310	115,236
PI Industries Ltd. (Materials, Chemicals)	1,899	83,228
Pidilite Industries Ltd. (Materials, Chemicals)	1,136	34,511
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	88,027	260,031
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	40,088	1,165,554
Samvardhana Motherson International Ltd. (Consumer discretionary, Automobile components)	8,568	9,915
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	43	671
Shree Cement Ltd. (Materials, Construction materials)	4	1,150
Shriram Finance Ltd. (Financials, Consumer finance)	7,092	165,191
Siemens Ltd. (Industrials, Industrial conglomerates)	1,207	57,183
SRF Ltd. (Materials, Chemicals)	958	27,269
State Bank of India (Financials, Banks)	39,181	265,675
Sun Pharmaceutical Industries Ltd. (Health care, Pharmaceuticals)	8,827	118,523
Tata Consultancy Services Ltd. (Information technology, IT services)	14,335	581,253
Tata Elxsi Ltd. (Information technology, Software)	430	37,642
Tata Motors Ltd. (Consumer discretionary, Automobiles)	31,915	231,692
Tata Power Co. Ltd. (Utilities, Electric utilities)	5,690	16,846
Tata Steel Ltd. (Materials, Metals & mining)	108,234	160,678
Tech Mahindra Ltd. (Information technology, IT services)	11,224	162,958
Titan Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	4,637	173,886
Torrent Pharmaceuticals Ltd. (Health care, Pharmaceuticals)	3,493	77,741
Tube Investments of India Ltd. (Consumer discretionary, Automobile components)	5,289	185,306
TVS Motor Co. Ltd. (Consumer discretionary, Automobiles)	6,120	104,967
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 13

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
India (continued)
UltraTech Cement Ltd. (Materials, Construction materials)	2,137	$214,186
United Spirits Ltd. (Consumer staples, Beverages)†	10,725	130,529
UPL Ltd. (Materials, Chemicals)	10,040	71,692
Varun Beverages Ltd. (Consumer staples, Beverages)	13,164	143,031
Vedanta Ltd. (Materials, Metals & mining)	44,154	123,897
Yes Bank Ltd. (Financials, Banks)†	473,248	96,037
		14,923,028
Indonesia: 2.41%
Adaro Energy Indonesia Tbk PT (Energy, Oil, gas & consumable fuels)	263,100	46,125
Aneka Tambang Tbk PT (Materials, Metals & mining)	900,800	117,701
Astra International Tbk PT (Industrials, Industrial conglomerates)	353,800	149,837
Bank Central Asia Tbk PT (Financials, Banks)	857,200	516,402
Bank Mandiri Persero Tbk PT (Financials, Banks)	750,200	296,780
Bank Negara Indonesia Persero Tbk PT (Financials, Banks)	296,500	178,620
Bank Rakyat Indonesia Persero Tbk PT (Financials, Banks)†	1,190,800	433,942
Charoen Pokphand Indonesia Tbk PT (Consumer staples, Food products)†	20,200	6,864
Hanson International Tbk PT (Real estate, Real estate management & development)♦†	10,045,000	0
Indofood CBP Sukses Makmur Tbk PT (Consumer staples, Food products)	89,500	65,817
Indofood Sukses Makmur Tbk PT (Consumer staples, Food products)	272,100	126,849
Kalbe Farma Tbk PT (Health care, Pharmaceuticals)	1,393,900	166,115
Semen Indonesia Persero Tbk PT (Materials, Construction materials)	114,400	51,078
Sumber Alfaria Trijaya Tbk PT (Consumer staples, Consumer staples distribution & retail)	1,038,000	197,649
Telkom Indonesia Persero Tbk PT (Communication services, Diversified telecommunication services)	775,700	189,978
Unilever Indonesia Tbk PT (Consumer staples, Household products)	43,200	10,410
		2,554,167
Kuwait: 1.06%
Agility Public Warehousing Co. KSC (Industrials, Air freight & logistics)†	89,503	166,956
Gulf Bank KSCP (Financials, Banks)	155,921	127,468
Kuwait Finance House KSCP (Financials, Banks)	115,465	279,064
Mabanee Co. KPSC (Real estate, Real estate management & development)	27,455	74,460
Mobile Telecommunications Co. KSCP (Communication services, Wireless telecommunication services)	51,462	85,144
National Bank of Kuwait SAKP (Financials, Banks)	132,398	395,154
		1,128,246
Luxembourg: 0.05%
Reinet Investments SCA (Financials, Capital markets)	2,654	56,829
Malaysia: 2.03%
AMMB Holdings Bhd (Financials, Banks)	181,000	145,611
CIMB Group Holdings Bhd (Financials, Banks)	138,600	168,014
Gamuda Bhd (Industrials, Construction & engineering)	114,300	110,965
Genting Bhd (Consumer discretionary, Hotels, restaurants & leisure)	128,500	121,095
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	85,100	47,141
The accompanying notes are an integral part of these financial statements.
14 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Malaysia (continued)
Hong Leong Bank Bhd (Financials, Banks)	5,800	$24,956
Hong Leong Financial Group Bhd (Financials, Banks)	17,967	70,551
Inari Amertron Bhd (Information technology, Semiconductors & semiconductor equipment)	93,000	63,263
IOI Corp. Bhd (Consumer staples, Food products)	134,900	117,207
Kuala Lumpur Kepong Bhd (Consumer staples, Food products)	12,400	57,588
Malayan Banking Bhd (Financials, Banks)	85,300	167,442
Malaysia Airports Holdings Bhd (Industrials, Transportation infrastructure)†	46,600	73,997
Maxis Bhd (Communication services, Wireless telecommunication services)	102,900	88,959
Nestle Malaysia Bhd (Consumer staples, Food products)	300	8,438
Petronas Chemicals Group Bhd (Materials, Chemicals)	7,700	11,817
Petronas Dagangan Bhd (Energy, Oil, gas & consumable fuels)	2,500	11,961
PPB Group Bhd (Consumer staples, Food products)	9,200	31,169
Press Metal Aluminium Holdings Bhd (Materials, Metals & mining)	11,400	11,917
Public Bank Bhd (Financials, Banks)	158,800	144,751
QL Resources Bhd (Consumer staples, Food products)	97,700	113,703
RHB Bank Bhd (Financials, Banks)	64,000	77,363
Sime Darby Bhd (Industrials, Industrial conglomerates)	251,500	124,506
Sime Darby Plantation Bhd (Consumer staples, Food products)	45,300	42,988
Telekom Malaysia Bhd (Communication services, Diversified telecommunication services)	62,300	68,524
Tenaga Nasional Bhd (Utilities, Electric utilities)	64,800	137,437
Top Glove Corp. Bhd (Health care, Health care equipment & supplies)†	642,550	106,002
		2,147,365
Mexico: 3.01%
Alfa SAB de CV Class A (Industrials, Industrial conglomerates)	179,200	118,657
America Movil SAB de CV (Communication services, Wireless telecommunication services)	405,623	390,148
Arca Continental SAB de CV (Consumer staples, Beverages)	12,500	122,064
Banco del Bajio SA (Financials, Banks)144A	48,100	151,433
Cemex SAB de CV (Materials, Construction materials)†	264,000	210,420
Coca-Cola Femsa SAB de CV (Consumer staples, Beverages)	23,480	199,264
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	39,100	56,779
Fomento Economico Mexicano SAB de CV (Consumer staples, Beverages)	34,900	390,746
Gruma SAB de CV Class B (Consumer staples, Food products)	2,475	41,169
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	5,200	95,086
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation infrastructure)	5,050	137,472
Grupo Bimbo SAB de CV Class A (Consumer staples, Food products)	27,000	132,843
Grupo Carso SAB de CV (Industrials, Industrial conglomerates)	2,300	18,181
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	42,500	360,753
Grupo Financiero Inbursa SAB de CV Class O (Financials, Banks)†	35,000	78,414
Grupo Mexico SAB de CV Class B (Materials, Metals & mining)	32,800	156,781
Kimberly-Clark de Mexico SAB de CV Class A (Consumer staples, Household products)	28,300	63,735
Orbia Advance Corp. SAB de CV (Materials, Chemicals)	38,900	86,581
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 15

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation infrastructure)	10,380	$99,128
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	69,839	275,334
		3,184,988
Netherlands: 0.21%
NEPI Rockcastle NV (Real estate, Real estate management & development)†	13,158	78,969
Pepco Group NV (Consumer discretionary, Broadline retail)†	18,289	143,450
		222,419
Peru: 0.22%
Credicorp Ltd. (Financials, Banks)	1,630	230,531
Philippines: 0.89%
ACEN Corp. (Utilities, Independent power and renewable electricity producers)	4,342	384
Ayala Corp. (Industrials, Industrial conglomerates)	1,890	20,562
Bank of the Philippine Islands (Financials, Banks)	73,710	143,202
BDO Unibank, Inc. (Financials, Banks)	69,604	171,244
Energy Development Corp. (Utilities, Independent power and renewable electricity producers)♦†	231,800	0
International Container Terminal Services, Inc. (Industrials, Transportation infrastructure)	14,070	51,489
Jollibee Foods Corp. (Consumer discretionary, Hotels, restaurants & leisure)	31,160	130,430
Manila Electric Co. (Utilities, Electric utilities)	15,150	91,938
Metropolitan Bank & Trust Co. (Financials, Banks)	157,517	153,567
PLDT, Inc. (Communication services, Wireless telecommunication services)	1,110	22,545
Universal Robina Corp. (Consumer staples, Food products)	79,710	157,252
		942,613
Poland: 0.82%
Bank Polska Kasa Opieki SA (Financials, Banks)	3,164	82,748
CD Projekt SA (Communication services, Entertainment)	2,644	94,559
Cyfrowy Polsat SA (Communication services, Media)†	27,218	89,458
Dino Polska SA (Consumer staples, Consumer staples distribution & retail)144A†	645	59,236
KGHM Polska Miedz SA (Materials, Metals & mining)	922	25,499
mBank SA (Financials, Banks)†	614	63,845
PGE Polska Grupa Energetyczna SA (Utilities, Electric utilities)†	27,341	56,237
Polski Koncern Naftowy ORLEN SA (Energy, Oil, gas & consumable fuels)	3,557	54,359
Powszechna Kasa Oszczednosci Bank Polski SA (Financials, Banks)†	18,080	163,678
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)†	7,569	75,824
Santander Bank Polska SA (Financials, Banks)†	1,188	107,003
		872,446
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $89,583) (Materials, Metals & mining)♦†˃	52,390	0
Gazprom PJSC (Acquired 1-29-2019, cost $384,585) (Energy, Oil, gas & consumable fuels)♦†˃	143,160	0
Inter RAO UES PJSC (Acquired 5-7-2020, cost $59,563) (Utilities, Electric utilities)♦†˃	862,002	0
The accompanying notes are an integral part of these financial statements.
16 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Russia (continued)
LUKOIL PJSC (Acquired 3-18-2020, cost $576,228) (Energy, Oil, gas & consumable fuels)♦†˃	8,545	$0
Magnit PJSC GDR (Acquired 7-8-2021, cost $58) (Consumer staples, Consumer staples distribution & retail)♦‡†˃	4	0
MMC Norilsk Nickel PJSC (Acquired 6-6-2017, cost $349,985) (Materials, Metals & mining)♦†˃	1,210	0
Mobile TeleSystems PJSC (Acquired 10-9-2020, cost $54,568) (Communication services, Wireless telecommunication services)♦†˃	12,728	0
Novolipetsk Steel PJSC (Acquired 5-7-2020, cost $58,368) (Materials, Metals & mining)♦†˃	28,410	0
PhosAgro PJSC (Acquired 4-8-2021, cost $323) (Materials, Chemicals)♦‡†˃	18	0
PhosAgro PJSC (Acquired 4-8-2021, cost $50,199) (Materials, Chemicals)♦†˃	912	0
PhosAgro PJSC GDR (Acquired 4-8-2021, cost $0) (Materials, Chemicals)♦‡†˃	2	0
Polyus PJSC (Acquired 10-15-2021, cost $135,672) (Materials, Metals & mining)♦†˃	772	0
Rosneft Oil Co. PJSC (Acquired 1-31-2020, cost $125,766) (Energy, Oil, gas & consumable fuels)♦†˃	17,010	0
Sberbank of Russia PJSC (Acquired 7-31-2019, cost $713,153) (Financials, Banks)♦†˃	194,870	0
Severstal PAO (Acquired 7-5-2020, cost $62,518) (Materials, Metals & mining)♦†˃	4,920	0
Tatneft PJSC (Acquired 5-7-2020, cost $171,025) (Energy, Oil, gas & consumable fuels)♦†˃	28,052	0
VTB Bank PJSC (Acquired 7-2-2018, cost $13,240) (Financials, Banks)♦†˃	17,390,000	0
		0
South Africa: 2.98%
Absa Group Ltd. (Financials, Banks)	16,911	163,236
African Rainbow Minerals Ltd. (Materials, Metals & mining)	6,822	64,662
Anglo American Platinum Ltd. (Materials, Metals & mining)	2,091	73,197
AngloGold Ashanti Ltd. (Materials, Metals & mining)	2,488	42,521
Aspen Pharmacare Holdings Ltd. (Health care, Pharmaceuticals)	5,531	50,434
Bid Corp. Ltd. (Consumer staples, Consumer staples distribution & retail)	6,239	140,350
Bidvest Group Ltd. (Industrials, Industrial conglomerates)	5,135	77,480
Capitec Bank Holdings Ltd. (Financials, Banks)	643	53,956
Clicks Group Ltd. (Consumer staples, Consumer staples distribution & retail)	6,500	94,135
Exxaro Resources Ltd. (Energy, Oil, gas & consumable fuels)	2,388	21,222
FirstRand Ltd. (Financials, Financial services)	56,548	219,784
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	1,463	8,092
Gold Fields Ltd. (Materials, Metals & mining)	10,875	139,858
Harmony Gold Mining Co. Ltd. (Materials, Metals & mining)†	27,581	115,100
Impala Platinum Holdings Ltd. (Materials, Metals & mining)	5,937	30,639
Kumba Iron Ore Ltd. (Materials, Metals & mining)	3,462	76,147
Mr Price Group Ltd. (Consumer discretionary, Specialty retail)	4,793	33,572
MTN Group Ltd. (Communication services, Wireless telecommunication services)	19,639	125,124
MultiChoice Group (Communication services, Media)†	3,277	13,583
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	2,992	509,676
Nedbank Group Ltd. (Financials, Banks)	13,201	150,856
Old Mutual Ltd. (Financials, Insurance)	97,510	65,523
OUTsurance Group Ltd. (Financials, Insurance)	56,298	119,244
Remgro Ltd. (Financials, Financial services)	13,755	115,117
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 17

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
South Africa (continued)
Sanlam Ltd. (Financials, Insurance)	10,756	$38,815
Sasol Ltd. (Materials, Chemicals)	6,861	88,741
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	1,950	27,242
Sibanye Stillwater Ltd. (Materials, Metals & mining)	34,134	51,947
Standard Bank Group Ltd. (Financials, Banks)	20,393	208,638
Woolworths Holdings Ltd. (Consumer discretionary, Broadline retail)	61,255	240,609
		3,159,500
South Korea: 12.25%
Amorepacific Corp. (Consumer staples, Personal care products)	478	48,424
BGF retail Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	1,673	197,963
Celltrion, Inc. (Health care, Biotechnology)	1,475	160,584
CJ Corp. (Industrials, Industrial conglomerates)	3,062	162,859
Coway Co. Ltd. (Consumer discretionary, Household durables)	598	19,545
DB Insurance Co. Ltd. (Financials, Insurance)	3,230	199,653
Doosan Bobcat, Inc. (Industrials, Machinery)	5,092	207,263
Doosan Enerbility Co. Ltd. (Industrials, Electrical equipment)†	5,387	74,258
Ecopro BM Co. Ltd. (Industrials, Electrical equipment)	599	147,059
E-MART, Inc. (Consumer staples, Consumer staples distribution & retail)	1,894	105,752
F&F Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	1,410	109,877
GS Holdings Corp. (Industrials, Industrial conglomerates)	6,548	186,024
Hana Financial Group, Inc. (Financials, Banks)	4,581	137,075
Hankook Tire & Technology Co. Ltd. (Consumer discretionary, Automobile components)	4,167	122,165
Hanmi Pharm Co. Ltd. (Health care, Pharmaceuticals)	235	52,360
Hanon Systems (Consumer discretionary, Automobile components)	3,180	21,918
Hanwha Aerospace Co. Ltd. (Industrials, Aerospace & defense)	543	46,916
Hanwha Solutions Corp. (Materials, Chemicals)†	1,098	30,280
HMM Co. Ltd. (Industrials, Marine transportation)	8,601	108,411
Hotel Shilla Co. Ltd. (Consumer discretionary, Specialty retail)	1,123	74,937
Hyundai Engineering & Construction Co. Ltd. (Industrials, Construction & engineering)	421	11,307
Hyundai Glovis Co. Ltd. (Industrials, Air freight & logistics)	1,728	225,519
Hyundai Mobis Co. Ltd. (Consumer discretionary, Automobile components)	1,160	202,731
Hyundai Motor Co. (Consumer discretionary, Automobiles)	2,352	336,496
Hyundai Steel Co. (Materials, Metals & mining)	4,714	129,107
Industrial Bank of Korea (Financials, Banks)	22,230	180,968
Kakao Corp. (Communication services, Interactive media & services)	3,178	115,651
Kangwon Land, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	2,321	27,236
KB Financial Group, Inc. (Financials, Banks)	7,152	292,736
Kia Corp. (Consumer discretionary, Automobiles)	6,250	379,232
Korea Investment Holdings Co. Ltd. (Financials, Capital markets)	4,043	159,059
Korea Zinc Co. Ltd. (Materials, Metals & mining)	24	9,569
Korean Air Lines Co. Ltd. (Industrials, Passenger airlines)	2,977	51,353
Krafton, Inc. (Communication services, Entertainment)†	754	88,421
KT&G Corp. (Consumer staples, Tobacco)	1,514	99,540
Kumho Petrochemical Co. Ltd. (Materials, Chemicals)	2,528	238,694
LG Chem Ltd. (Materials, Chemicals)	618	272,589
LG Corp. (Industrials, Industrial conglomerates)	1,091	67,767
The accompanying notes are an integral part of these financial statements.
18 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
South Korea (continued)
LG Electronics, Inc. (Consumer discretionary, Household durables)	2,342	$174,531
LG H&H Co. Ltd. (Consumer staples, Personal care products)	278	97,697
LG Innotek Co. Ltd. (Information technology, Electronic equipment, instruments & components)	567	115,824
LG Uplus Corp. (Communication services, Diversified telecommunication services)	14,363	113,557
Lotte Chemical Corp. (Materials, Chemicals)	461	47,643
Meritz Financial Group, Inc. (Financials, Financial services)	2,826	116,953
Mirae Asset Securities Co. Ltd. (Financials, Capital markets)	29,485	148,568
NAVER Corp. (Communication services, Interactive media & services)	1,901	308,503
NCSoft Corp. (Communication services, Entertainment)	667	126,915
NH Investment & Securities Co. Ltd. Class C (Financials, Capital markets)	7,460	58,134
Orion Corp. (Consumer staples, Food products)	1,343	123,758
Pan Ocean Co. Ltd. (Industrials, Marine transportation)	39,840	134,433
POSCO Future M Co. Ltd. (Industrials, Electrical equipment)	118	40,129
POSCO Holdings, Inc. (Materials, Metals & mining)	1,086	475,728
Posco International Corp. (Industrials, Trading companies & distributors)	1,702	101,985
Samsung C&T Corp. (Industrials, Industrial conglomerates)	1,181	93,551
Samsung Electro-Mechanics Co. Ltd. (Information technology, Electronic equipment, instruments & components)	1,087	111,352
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	71,208	3,604,173
Samsung Engineering Co. Ltd. (Industrials, Construction & engineering)†	2,256	58,032
Samsung Fire & Marine Insurance Co. Ltd. (Financials, Insurance)	962	179,408
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	1,706	87,252
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)	644	299,161
Samsung SDS Co. Ltd. (Information technology, IT services)	567	60,915
Samsung Securities Co. Ltd. (Financials, Capital markets)	4,789	135,327
Shinhan Financial Group Co. Ltd. (Financials, Banks)	9,782	263,098
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	7,138	657,771
S-Oil Corp. (Energy, Oil, gas & consumable fuels)	590	32,586
Woori Financial Group, Inc. (Financials, Banks)	9,477	85,395
Yuhan Corp. (Health care, Pharmaceuticals)	445	24,510
		12,978,187
Taiwan: 14.79%
Accton Technology Corp. (Information technology, Communications equipment)	9,000	135,086
Acer, Inc. (Information technology, Technology hardware, storage & peripherals)	107,000	122,971
Advantech Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	3,299	35,635
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	85,000	314,948
Asia Cement Corp. (Materials, Construction materials)	46,500	58,259
Asustek Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	6,000	75,833
AUO Corp. (Information technology, Electronic equipment, instruments & components)†	10,000	5,589
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 19

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Taiwan (continued)
Catcher Technology Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	4,000	$22,671
Cathay Financial Holding Co. Ltd. (Financials, Insurance)†	69,000	98,799
Chailease Holding Co. Ltd. (Financials, Financial services)	20,210	112,643
Cheng Shin Rubber Industry Co. Ltd. (Consumer discretionary, Automobile components)	99,000	123,258
China Airlines Ltd. (Industrials, Passenger airlines)	157,000	111,416
China Steel Corp. (Materials, Metals & mining)	62,000	51,591
Chunghwa Telecom Co. Ltd. (Communication services, Diversified telecommunication services)	44,000	160,269
Compal Electronics, Inc. (Information technology, Technology hardware, storage & peripherals)	178,000	178,299
CTBC Financial Holding Co. Ltd. (Financials, Banks)	224,000	167,755
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	28,000	304,209
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)	2,000	11,461
E.Sun Financial Holding Co. Ltd. (Financials, Banks)	25,319	19,439
Eclat Textile Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	7,667	122,541
eMemory Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	2,000	113,984
Eva Airways Corp. (Industrials, Passenger airlines)	142,000	140,455
Evergreen Marine Corp. Taiwan Ltd. (Industrials, Marine transportation)	20,800	69,559
Far Eastern New Century Corp. (Industrials, Industrial conglomerates)	57,000	50,384
Far EasTone Telecommunications Co. Ltd. (Communication services, Wireless telecommunication services)	33,000	73,157
Feng TAY Enterprise Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	21,280	112,258
First Financial Holding Co. Ltd. (Financials, Banks)	74,180	61,261
Formosa Chemicals & Fibre Corp. (Materials, Chemicals)	17,000	33,096
Formosa Plastics Corp. (Materials, Chemicals)	43,000	107,343
Fubon Financial Holding Co. Ltd. (Financials, Insurance)	76,570	152,916
Giant Manufacturing Co. Ltd. (Consumer discretionary, Leisure products)	3,000	18,464
Global Unichip Corp. (Information technology, Semiconductors & semiconductor equipment)	3,000	137,535
Globalwafers Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	4,000	57,652
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	195,400	653,450
Hua Nan Financial Holdings Co. Ltd. Class C (Financials, Banks)	35,134	22,616
Inventec Corp. (Information technology, Technology hardware, storage & peripherals)	65,000	115,115
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	1,000	64,371
Lite-On Technology Corp. (Information technology, Technology hardware, storage & peripherals)	27,000	116,151
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	26,000	575,573
Mega Financial Holding Co. Ltd. (Financials, Banks)	103,698	116,897
The accompanying notes are an integral part of these financial statements.
20 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Taiwan (continued)
Micro-Star International Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	36,000	$180,302
momo.com, Inc. (Consumer discretionary, Broadline retail)	12,100	197,573
Nan Ya Plastics Corp. (Materials, Chemicals)	71,000	147,366
Nan Ya Printed Circuit Board Corp. (Information technology, Electronic equipment, instruments & components)	8,000	60,666
Nanya Technology Corp. (Information technology, Semiconductors & semiconductor equipment)	17,000	35,552
Nien Made Enterprise Co. Ltd. (Consumer discretionary, Household durables)	12,000	112,665
Novatek Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	21,000	263,436
Pegatron Corp. (Information technology, Technology hardware, storage & peripherals)	60,000	146,955
Pharmally International Holding Co. Ltd. (Health care, Pharmaceuticals)♦†	2,064	0
Pou Chen Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	279,000	250,558
Powerchip Semiconductor Manufacturing Corp. (Information technology, Semiconductors & semiconductor equipment)†	38,000	33,231
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	11,000	92,396
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	32,000	254,722
Realtek Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)†	11,000	144,380
Ruentex Development Co. Ltd. (Real estate, Real estate management & development)†	59,000	68,270
Shanghai Commercial & Savings Bank Ltd. (Financials, Banks)	15,000	20,065
SinoPac Financial Holdings Co. Ltd. (Financials, Banks)	130,915	70,295
Synnex Technology International Corp. (Information technology, Electronic equipment, instruments & components)	67,000	128,545
Taishin Financial Holding Co. Ltd. (Financials, Banks)	155,008	86,639
Taiwan High Speed Rail Corp. (Industrials, Transportation infrastructure)	10,000	9,342
Taiwan Mobile Co. Ltd. (Communication services, Wireless telecommunication services)	17,000	49,751
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	376,000	6,481,843
Unimicron Technology Corp. (Information technology, Electronic equipment, instruments & components)	15,000	87,372
Uni-President Enterprises Corp. (Consumer staples, Food products)	86,000	190,922
United Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	236,000	337,180
Vanguard International Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)	40,000	85,787
Voltronic Power Technology Corp. (Industrials, Electrical equipment)	3,000	136,593
Walsin Lihwa Corp. (Industrials, Electrical equipment)	59,000	70,400
Win Semiconductors Corp. (Information technology, Semiconductors & semiconductor equipment)	17,000	72,598
Winbond Electronics Corp. (Information technology, Semiconductors & semiconductor equipment)†	116,000	95,979
Wistron Corp. (Information technology, Technology hardware, storage & peripherals)	65,000	238,802
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 21

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Taiwan (continued)
Wiwynn Corp. (Information technology, Technology hardware, storage & peripherals)	2,000	$97,970
WPG Holdings Ltd. (Information technology, Electronic equipment, instruments & components)	107,440	185,215
Yageo Corp. (Information technology, Electronic equipment, instruments & components)	3,000	45,688
Yuanta Financial Holding Co. Ltd. (Financials, Financial services)	125,713	96,318
Zhen Ding Technology Holding Ltd. (Information technology, Electronic equipment, instruments & components)	26,000	78,947
		15,679,232
Thailand: 1.88%
Advanced Info Service PCL (Communication services, Wireless telecommunication services)	16,500	101,778
Asset World Corp. PCL (Consumer discretionary, Hotels, restaurants & leisure)	257,200	32,024
Bangkok Dusit Medical Services PCL (Health care, Health care providers & services)	151,900	121,459
Berli Jucker PCL (Consumer staples, Consumer staples distribution & retail)	40,700	39,227
Bumrungrad Hospital PCL (Health care, Health care providers & services)	28,900	213,753
Carabao Group PCL (Consumer staples, Beverages)	14,700	36,102
Central Pattana PCL (Real estate, Real estate management & development)	11,900	23,363
Central Retail Corp. PCL (Consumer discretionary, Broadline retail)	171,800	202,377
Delta Electronics Thailand PCL (Information technology, Electronic equipment, instruments & components)	27,000	83,658
Electricity Generating PCL (Utilities, Independent power and renewable electricity producers)	6,800	25,924
Home Product Center PCL (Consumer discretionary, Specialty retail)	272,600	106,650
Indorama Ventures PCL (Materials, Chemicals)	26,200	21,698
Intouch Holdings PCL (Communication services, Wireless telecommunication services)	31,000	64,403
Kasikornbank PCL (Financials, Banks)	11,400	42,484
Krung Thai Bank PCL (Financials, Banks)	339,900	187,337
Krungthai Card PCL (Financials, Consumer finance)	40,800	56,509
Land & Houses PCL (Real estate, Real estate management & development)	563,000	133,445
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure)†	68,100	64,663
Muangthai Capital PCL NVDR (Financials, Consumer finance)	16,200	18,852
Osotspa PCL (Consumer staples, Beverages)	157,200	134,676
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	5,600	25,347
PTT Oil & Retail Business PCL (Consumer discretionary, Specialty retail)	60,300	35,129
Ratch Group PCL (Utilities, Independent power and renewable electricity producers)	53,100	53,832
Siam Cement PCL (Materials, Construction materials)	3,000	26,815
Srisawad Corp. PCL (Financials, Consumer finance)	89,200	129,912
Thai Oil PCL (Energy, Oil, gas & consumable fuels)	10,400	15,295
		1,996,712
Turkey: 1.04%
Akbank TAS (Financials, Banks)	154,193	166,079
Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials, Aerospace & defense)	1,276	1,839
BIM Birlesik Magazalar AS (Consumer staples, Consumer staples distribution & retail)	13,114	123,777
Ford Otomotiv Sanayi AS (Consumer discretionary, Automobiles)	334	10,784
The accompanying notes are an integral part of these financial statements.
22 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Turkey (continued)
Haci Omer Sabanci Holding AS (Financials, Banks)	67,771	$151,672
KOC Holding AS (Industrials, Industrial conglomerates)	4,480	23,775
Pegasus Hava Tasimaciligi AS (Industrials, Passenger airlines)†	2,190	71,707
Tofas Turk Otomobil Fabrikasi AS (Consumer discretionary, Automobiles)	12,052	121,737
Turk Hava Yollari AO (Industrials, Passenger airlines)†	10,662	97,761
Turkcell Iletisim Hizmetleri AS (Communication services, Wireless telecommunication services)	18,136	37,873
Turkiye Is Bankasi AS Class C (Financials, Banks)	175,932	138,664
Yapi ve Kredi Bankasi AS (Financials, Banks)	266,553	158,613
		1,104,281
United States: 0.46%
Parade Technologies Ltd. (Information technology, Semiconductors & semiconductor equipment)	5,000	140,989
Yum China Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	6,363	341,629
		482,618
Total common stocks (Cost $97,490,280)		99,682,091

	Dividend rate
Preferred stocks: 2.89%
Brazil: 1.91%
Banco Bradesco SA (Financials, Banks)	0.00	95,594	288,594
Centrais Eletricas Brasileiras SA Class B (Utilities, Electric utilities)	0.30	4,200	32,857
Cia Energetica de Minas Gerais (Utilities, Electric utilities)	0.02	88,687	220,820
Gerdau SA (Materials, Metals & mining)	0.09	35,615	185,912
Itau Unibanco Holding SA (Financials, Banks)	0.00	76,570	424,130
Itausa SA (Financials, Banks)	0.00	175,645	327,735
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.12	85,400	550,817
			2,030,865
Chile: 0.15%
Sociedad Quimica y Minera de Chile SA Class B (Industrials, Electrical equipment)	0.00	2,571	159,224
Colombia: 0.10%
Bancolombia SA (Financials, Banks)	0.22	15,706	104,438
South Korea: 0.73%
Hyundai Motor Co. (Consumer discretionary, Automobiles)	1.13	3,242	252,229
LG Chem Ltd. (Materials, Chemicals)	7.54	115	29,713
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.27	12,099	494,304
			776,246
Total preferred stocks (Cost $2,908,934)			3,070,773
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 23

Portfolio of investments—August 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.28%
Investment companies: 3.28%
Allspring Government Money Market Fund Select Class♠∞		5.26%	3,475,967	$3,475,967
Total short-term investments (Cost $3,475,967)				3,475,967
Total investments in securities (Cost $103,875,181)	100.22%			106,228,831
Other assets and liabilities, net	(0.22)			(237,626)
Total net assets	100.00%			$105,991,205

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $2,844,834), representing 0.00% of its net assets as of period end.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,201,225	$9,152,498	$(10,877,756)	$0	$0	$3,475,967	3,475,967	$66,179
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	74	9-15-2023	$3,687,250	$3,623,410	$0	$(63,840)
The accompanying notes are an integral part of these financial statements.
24 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Statement of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $100,399,215)	$102,752,864
Investments in affiliated securities, at value (cost $3,475,967)	3,475,967
Cash at broker segregated for futures contracts	272,831
Foreign currency, at value (cost $51,280)	44,911
Receivable for dividends	244,122
Receivable from adviser	3,539
Prepaid expenses and other assets	235
Total assets	106,794,469
Liabilities
Custody and accounting fees payable	441,418
Contingent tax liability	302,890
Payable for daily variation margin on open futures contracts	48,470
Accrued expenses and other liabilities	10,486
Total liabilities	803,264
Total net assets	$105,991,205
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 25

Statement of operations—six months ended August 31, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $330,315)	$2,337,837
Income from affiliated securities	66,179
Interest	6,142
Total investment income	2,410,158
Expenses
Advisory fee	80,521
Custody and accounting fees	33,593
Professional fees	77,715
Interest holder report expenses	1,485
Trustees’ fees and expenses	10,781
Other fees and expenses	11,098
Total expenses	215,193
Less: Fee waivers and/or expense reimbursements	(111,860)
Net expenses	103,333
Net investment income	2,306,825
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(2,237,182)
Foreign currency and foreign currency translations	(15,936)
Futures contracts	(258,679)
Net realized losses on investments	(2,511,797)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $181,975)	3,017,980
Foreign currency and foreign currency translations	4,383
Futures contracts	435,587
Net change in unrealized gains (losses) on investments	3,457,950
Net realized and unrealized gains (losses) on investments	946,153
Net increase in net assets resulting from operations	$3,252,978
The accompanying notes are an integral part of these financial statements.
26 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended August 31, 2023 (unaudited)	Year ended February 28, 2023
Operations
Net investment income	$2,306,825	$4,206,596
Net realized losses on investments	(2,511,797)	(14,809,769)
Net change in unrealized gains (losses) on investments	3,457,950	(6,407,398)
Net increase (decrease) in net assets resulting from operations	3,252,978	(17,010,571)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	3,648,692	39,543,853
Withdrawals	(4,712,676)	(77,108,326)
Net decrease in net assets resulting from capital transactions	(1,063,984)	(37,564,473)
Total increase (decrease) in net assets	2,188,994	(54,575,044)
Net assets
Beginning of period	103,802,211	158,377,255
End of period	$105,991,205	$103,802,211
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 27

Financial highlights
Financial highlights

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
		2023	2022	2021	2020[1]	2019
Total return[2]	3.03%	(13.27)%	(9.21)%	23.70%	(6.15)%	(11.16)%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.43%	0.43%	0.53%	0.52%	0.58%
Net expenses	0.19%*	0.19%*	0.19%*	0.22%*	0.39%	0.45%
Net investment income	4.29%	3.56%	2.66%	2.15%	2.51%	2.33%
Supplemental data
Portfolio turnover rate	33%	59%	87%	133%	59%	81%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2023 (unaudited)	0.21%
Year ended February 28, 2023	0.24%
Year ended February 28, 2022	0.24%
Year ended February 28, 2021	0.31%

[1]	Year ended February 29
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced Emerging Markets Equity Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 29

Notes to financial statements (unaudited)
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio  is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio  fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes was $103,822,447 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$15,471,239
Gross unrealized losses	(13,128,695)
Net unrealized gains	$2,342,544
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
30 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$4,200,398	$0	$0	$4,200,398
Chile	763,079	0	0	763,079
China	30,773,799	0	0	30,773,799
Colombia	58,172	0	0	58,172
Czech Republic	260,555	0	0	260,555
Egypt	49,197	0	0	49,197
Greece	618,862	0	0	618,862
Hong Kong	892,283	0	0	892,283
Hungary	402,584	0	0	402,584
India	14,923,028	0	0	14,923,028
Indonesia	2,554,167	0	0	2,554,167
Kuwait	1,128,246	0	0	1,128,246
Luxembourg	56,829	0	0	56,829
Malaysia	235,822	1,911,543	0	2,147,365
Mexico	3,184,988	0	0	3,184,988
Netherlands	222,419	0	0	222,419
Peru	230,531	0	0	230,531
Philippines	942,613	0	0	942,613
Poland	872,446	0	0	872,446
Russia	0	0	0	0
South Africa	3,159,500	0	0	3,159,500
South Korea	12,978,187	0	0	12,978,187
Taiwan	15,679,232	0	0	15,679,232
Thailand	1,996,712	0	0	1,996,712
Turkey	1,104,281	0	0	1,104,281
United States	482,618	0	0	482,618
Preferred stocks
Brazil	2,030,865	0	0	2,030,865
Chile	159,224	0	0	159,224
Colombia	104,438	0	0	104,438
South Korea	776,246	0	0	776,246
Short-term investments
Investment companies	3,475,967	0	0	3,475,967
Total assets	$104,317,288	$1,911,543	$0	$106,228,831
Liabilities
Futures contracts	$63,840	$0	$0	$63,840
Total liabilities	$63,840	$0	$0	$63,840
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the
Allspring Factor Enhanced Emerging Markets Equity Portfolio | 31

Notes to financial statements (unaudited)
Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the six months ended August 31, 2023, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended August 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2023 were $37,219,807 and $34,102,821, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $3,270,968 in long futures contracts during the six months ended August 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by the Portfolio under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in China. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Portfolio’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
32 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Factor Enhanced Emerging Markets Equity Portfolio | 33

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

34 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Factor Enhanced Emerging Markets Equity Portfolio | 35

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

36 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
Board consideration of investment advisory and sub-advisory agreements:
Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the portfolios of the Trust identified in the table below (individually, a “Portfolio” and collectively, the “Portfolios”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) with the Sub-Advisers(s) identified in the table below (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for the corresponding Portfolio identified. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
Master Portfolios	Sub-Adviser
Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Allspring Global Investments, LLC
Allspring Emerging Markets Bond Portfolio	Allspring Global Investments, LLC, Allspring Global Investments (UK) Limited
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced International Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring High Yield Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Investment Grade Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Strategic Retirement Bond Portfolio	Allspring Global Investments, LLC
Allspring U.S. REIT Portfolio	Allspring Global Investments, LLC
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Factor Enhanced Emerging Markets Equity Portfolio | 37

Other information (unaudited)
After its deliberations, the Board unanimously determined that the compensation or the absence of compensation payable to Allspring Funds Management and each of the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolios as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolios by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolios. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolios’ liquidity risk management program, and the derivatives risk management program for Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio and Allspring Factor Enhanced U.S. Large Cap Equity Portfolio. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board considered the investment performance results for each of the Portfolios over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Portfolios (each, a “Universe”), and in comparison to each Portfolios’ benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted the short performance history of the Portfolios.
With respect to the investment performance of each Portfolio relative to its respective Universe, the Board noted the following: (i) the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Corporate Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ii) the investment performance of Allspring Emerging Markets Bond Portfolio was lower than the average investment performance of the Universe for the one- and three-year periods and was in range of the average investment performance of the Universe for the five-year period; the investment performance of Allspring Emerging Markets Bond Portfolio was higher than the investment performance of its benchmark index, the J.P. Morgan EM Bond Global Diversified Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (iii) the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the average investment performance of the Universe for the one-year period and was lower than the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (iv) the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI World ex US Index (Net), for all periods under review; (v) the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and was lower than the average investment performance of the Universe for the three-year period; the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the investment performance of its benchmark index, the Russell 1000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vi) the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was higher than the

38 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
investment performance of its benchmark index, the Russell 2000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vii) the investment performance of Allspring High Yield Corporate Bond Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring High Yield Corporate Bond Portfolio was in range of the investment performance of its benchmark index, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (viii) the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and in rage of the average investment performance of the Universe for the three-year period; the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Corporate Bond Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ix) the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the investment performance of its benchmark index, the Strategic Retirement Blended Index, for the one- and three-year periods and was in range of the investment performance of its benchmark index for the five-year period; (x) the investment performance of Allspring U.S. REIT Portfolio was lower than the average investment performance of the Universe for the one-year period and was in range of the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring U.S. REIT Portfolio was higher than the investment performance of its benchmark index, the Dow Jones U.S. Select REIT Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each of Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring High Yield Corporate Bond Portfolio relative to such Portfolio’s Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected each Portfolio’s investment performance.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged to the Portfolios, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolios (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolios’ investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolios to Allspring Funds Management under the Advisory Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Portfolios’ Advisory Rates with the average contractual investment advisory fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the Portfolios in the expense Groups. The Board noted that the Advisory Rates of the Portfolios were lower than or in range of the mean rates for the Portfolios’ expense Groups.
The Board also received and considered information about the portions of the total advisory fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
For all Portfolios, except Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring U.S. REIT Portfolio, Allspring Investment Grade Corporate Bond Portfolio, and Allspring Strategic Retirement Bond Portfolio, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Portfolios. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Allspring Factor Enhanced Emerging Markets Equity Portfolio | 39

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolios and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolios to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolios, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolios’ advisory fee structure, which operate generally to reduce the Portfolios’ expense ratios as the Portfolios grow in size, and the size of the Portfolios in relation to such breakpoints. The Board considered that in addition to advisory fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolios, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolios and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Portfolios. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolios and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Portfolios. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and fees earned in the past by Allspring Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

40 | Allspring Factor Enhanced Emerging Markets Equity Portfolio

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio’s investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Portfolios related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Portfolio’s, including the Portfolio’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring Factor Enhanced Emerging Markets Equity Portfolio | 41

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Factor Enhanced International Equity Portfolio
Semi-Annual Report
August 31, 2023

Allspring Factor Enhanced International Equity Portfolio | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA, Monisha Jayakumar

Ten largest holdings (%) as of August 31, 2023[1]
Novo Nordisk AS Class B	1.66
Nestle SA	1.64
ASML Holding NV	1.37
LVMH Moet Hennessy Louis Vuitton SE	1.18
Roche Holding AG	1.16
Novartis AG	1.15
Shell PLC	1.14
AstraZeneca PLC	1.01
BHP Group Ltd.	0.91
Toyota Motor Corp.	0.81

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of August 31, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Country allocation as of August 31, 2023[1]

20%
Japan
13%
United Kingdom
10%
Canada
10%
France
9%
Switzerland
7%
Germany
6%
Australia
5%
Netherlands
3%
Sweden
3%
Denmark
3%
Spain
2%
Italy
2%
China & Hong Kong
2%
Singapore
5%
Other

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.42%
Australia: 6.19%
Ampol Ltd. (Energy, Oil, gas & consumable fuels)	14,386	$329,046
ANZ Group Holdings Ltd. (Financials, Banks)	53,206	873,247
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	15,037	398,498
Aurizon Holdings Ltd. (Industrials, Ground transportation)	111,308	263,245
BHP Group Ltd. (Materials, Metals & mining)	137,481	3,995,274
BlueScope Steel Ltd. (Materials, Metals & mining)	42,009	571,887
Brambles Ltd. (Industrials, Commercial services & supplies)	41,232	399,943
Cochlear Ltd. (Health care, Health care equipment & supplies)	3,224	567,140
Coles Group Ltd. (Consumer staples, Consumer staples distribution & retail)	21,747	229,260
Commonwealth Bank of Australia (Financials, Banks)	27,807	1,841,033
CSL Ltd. (Health care, Biotechnology)	9,429	1,671,137
Dexus (Real estate, Office REITs)	112,615	565,509
Fortescue Metals Group Ltd. (Materials, Metals & mining)	50,663	703,485
Glencore PLC (Materials, Metals & mining)	281,120	1,500,879
Goodman Group (Real estate, Industrial REITs)	27,764	420,239
GPT Group (Real estate, Diversified REITs)	164,067	446,490
IGO Ltd. (Materials, Metals & mining)	37,546	338,645
Insurance Australia Group Ltd. (Financials, Insurance)	74,425	280,662
Macquarie Group Ltd. (Financials, Capital markets)	4,740	545,245
Medibank Pvt Ltd. (Financials, Insurance)	86,866	206,002
Mineral Resources Ltd. (Materials, Metals & mining)	1,446	67,019
Mirvac Group (Real estate, Diversified REITs)	309,571	485,419
National Australia Bank Ltd. (Financials, Banks)	31,873	598,085
Northern Star Resources Ltd. (Materials, Metals & mining)	32,052	247,348
Orica Ltd. (Materials, Chemicals)	12,406	126,284
Pilbara Minerals Ltd. (Materials, Metals & mining)	231,682	701,053
Qantas Airways Ltd. (Industrials, Passenger airlines)†	61,640	236,043
QBE Insurance Group Ltd. (Financials, Insurance)	38,000	368,839
REA Group Ltd. (Communication services, Interactive media & services)	2,884	308,483
Reece Ltd. (Industrials, Trading companies & distributors)	723	9,557
Rio Tinto Ltd. (Materials, Metals & mining)	14,664	1,072,724
Scentre Group (Real estate, Retail REITs)	170,067	303,036
SEEK Ltd. (Communication services, Interactive media & services)	12,776	191,309
Sonic Healthcare Ltd. (Health care, Health care providers & services)	21,607	450,248
South32 Ltd. (Materials, Metals & mining)	87,695	193,195
Stockland (Real estate, Diversified REITs)	327,803	900,576
Telstra Group Ltd. (Communication services, Diversified telecommunication services)	121,922	316,787
Treasury Wine Estates Ltd. (Consumer staples, Beverages)	22,984	173,795
Vicinity Ltd. (Real estate, Retail REITs)	342,864	415,437
Washington H Soul Pattinson & Co. Ltd. (Financials, Financial services)	20,323	434,685
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	30,695	1,071,411
Westpac Banking Corp. (Financials, Banks)	52,767	750,479
WiseTech Global Ltd. (Information technology, Software)	3,163	142,438
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Australia (continued)
Woodside Energy Group Ltd. (Energy, Oil, gas & consumable fuels)	29,713	$712,729
Woolworths Group Ltd. (Consumer staples, Consumer staples distribution & retail)	28,245	697,830
		27,121,675
Austria: 0.20%
Erste Group Bank AG (Financials, Banks)	5,410	193,413
OMV AG (Energy, Oil, gas & consumable fuels)	10,505	487,198
voestalpine AG (Materials, Metals & mining)	6,679	195,399
		876,010
Belgium: 0.92%
Ageas SA (Financials, Insurance)	15,397	612,400
Anheuser-Busch InBev SA (Consumer staples, Beverages)	18,576	1,057,502
D’ieteren Group (Consumer discretionary, Distributors)	388	63,446
Groupe Bruxelles Lambert NV (Financials, Financial services)	126	10,160
KBC Group NV (Financials, Banks)†	9,643	633,239
Solvay SA (Materials, Chemicals)	7,182	832,516
UCB SA (Health care, Pharmaceuticals)	3,881	348,453
Umicore SA (Materials, Chemicals)	18,289	485,281
		4,042,997
Canada: 9.25%
Alimentation Couche-Tard, Inc. (Consumer staples, Consumer staples distribution & retail)	26,170	1,368,541
AltaGas Ltd. (Utilities, Gas utilities)	7,400	144,692
ARC Resources Ltd. (Energy, Oil, gas & consumable fuels)	24,500	373,701
Bank of Montreal (Financials, Banks)	11,691	1,006,869
Bank of Nova Scotia (Financials, Banks)	15,208	721,682
Barrick Gold Corp. (Materials, Metals & mining)	25,700	416,541
Brookfield Asset Management Ltd. Class A (Financials, Capital markets)	19,857	686,148
Brookfield Renewable Corp. Class A (Utilities, Independent power and renewable electricity producers)	16,300	455,030
BRP, Inc. (Consumer discretionary, Leisure products)	9,500	726,491
Canadian Imperial Bank of Commerce (Financials, Banks)	8,848	350,594
Canadian National Railway Co. (Industrials, Ground transportation)	12,437	1,400,911
Canadian Natural Resources Ltd. (Energy, Oil, gas & consumable fuels)	27,700	1,792,136
Canadian Pacific Kansas City Ltd. (Industrials, Ground transportation)	14,410	1,143,884
Canadian Tire Corp. Ltd. Class A (Consumer discretionary, Broadline retail)	6,500	771,129
Canadian Utilities Ltd. Class A (Utilities, Multi-utilities)	6,800	161,143
CCL Industries, Inc. Class B (Materials, Containers & packaging)	9,600	429,059
Cenovus Energy, Inc. (Energy, Oil, gas & consumable fuels)	48,700	970,972
CGI, Inc. (Information technology, IT services)†	11,365	1,185,116
Constellation Software, Inc. (Information technology, Software)	428	879,142
Descartes Systems Group, Inc. (Information technology, Software)†	3,500	262,422
Dollarama, Inc. (Consumer discretionary, Broadline retail)	7,900	512,225
The accompanying notes are an integral part of these financial statements.
4 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Canada (continued)
Element Fleet Management Corp. (Financials, Financial services)	54,600	$839,285
Empire Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)	11,600	302,191
Enbridge, Inc. (Energy, Oil, gas & consumable fuels)	21,200	744,322
Fairfax Financial Holdings Ltd. (Financials, Insurance)	900	742,187
First Quantum Minerals Ltd. (Materials, Metals & mining)	6,000	161,190
FirstService Corp. (Real estate, Real estate management & development)	700	105,855
Fortis, Inc. (Utilities, Electric utilities)	6,444	252,714
Franco-Nevada Corp. (Materials, Metals & mining)	100	14,406
George Weston Ltd. (Consumer staples, Consumer staples distribution & retail)	3,200	354,885
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	24,700	736,686
Hydro One Ltd. (Utilities, Electric utilities)144A	15,000	389,876
iA Financial Corp., Inc. (Financials, Insurance)	10,500	658,737
IGM Financial, Inc. (Financials, Capital markets)	25,500	726,954
Imperial Oil Ltd. (Energy, Oil, gas & consumable fuels)	11,900	675,760
Intact Financial Corp. (Financials, Insurance)	2,375	334,841
Kinross Gold Corp. (Materials, Metals & mining)	18,000	91,385
Loblaw Cos. Ltd. (Consumer staples, Consumer staples distribution & retail)	3,900	338,652
Lundin Mining Corp. (Materials, Metals & mining)	32,400	251,297
Magna International, Inc. (Consumer discretionary, Automobile components)	8,427	495,691
Manulife Financial Corp. (Financials, Insurance)	62,500	1,155,454
Metro, Inc. (Consumer staples, Consumer staples distribution & retail)	10,130	522,094
National Bank of Canada (Financials, Banks)	5,008	349,026
Northland Power, Inc. (Utilities, Independent power and renewable electricity producers)	9,800	185,309
Nutrien Ltd. (Materials, Chemicals)	9,900	627,103
Open Text Corp. (Information technology, Software)	15,118	609,218
Parkland Corp. (Energy, Oil, gas & consumable fuels)	9,600	253,996
Pembina Pipeline Corp. (Energy, Oil, gas & consumable fuels)	4,900	152,309
Power Corp. of Canada (Financials, Insurance)	6,300	172,047
Quebecor, Inc. Class B (Communication services, Media)	28,000	640,113
Restaurant Brands International, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	11,403	792,016
RioCan REIT (Real estate, Retail REITs)	34,700	495,898
Rogers Communications, Inc. Class B (Communication services, Wireless telecommunication services)	6,537	265,941
Royal Bank of Canada (Financials, Banks)	26,731	2,408,401
Saputo, Inc. (Consumer staples, Food products)	13,100	283,193
Shopify, Inc. Class A (Information technology, IT services)†	19,800	1,317,216
Sun Life Financial, Inc. (Financials, Insurance)	12,058	588,176
Suncor Energy, Inc. (Energy, Oil, gas & consumable fuels)	35,300	1,195,738
TFI International, Inc. (Industrials, Ground transportation)	7,000	953,848
Thomson Reuters Corp. (Industrials, Professional services)	3,895	501,548
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Canada (continued)
TMX Group Ltd. (Financials, Capital markets)	6,500	$143,835
Toromont Industries Ltd. (Industrials, Trading companies & distributors)	1,400	114,843
Toronto-Dominion Bank (Financials, Banks)	35,018	2,136,015
Tourmaline Oil Corp. (Energy, Oil, gas & consumable fuels)	3,000	153,841
West Fraser Timber Co. Ltd. (Materials, Paper & forest products)	7,200	544,263
Wheaton Precious Metals Corp. (Materials, Metals & mining)	1,000	43,620
		40,580,403
China: 0.15%
SITC International Holdings Co. Ltd. (Industrials, Marine transportation)	160,000	298,278
Xinyi Glass Holdings Ltd. (Industrials, Building products)	247,000	364,720
		662,998
Denmark: 2.90%
AP Moller - Maersk AS Class B (Industrials, Marine transportation)	122	221,968
Carlsberg AS Class B (Consumer staples, Beverages)	6,796	984,827
Coloplast AS Class B (Health care, Health care equipment & supplies)	1,596	182,331
Danske Bank AS (Financials, Banks)	19,035	428,302
Demant AS (Health care, Health care equipment & supplies)†	10,589	433,999
DSV AS (Industrials, Air freight & logistics)	3,317	631,008
Genmab AS (Health care, Biotechnology)†	2,565	985,232
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	39,156	7,257,969
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)†	8,997	934,376
ROCKWOOL AS Class B (Industrials, Building products)	2,237	572,342
Vestas Wind Systems AS (Industrials, Electrical equipment)†	3,485	80,611
		12,712,965
Finland: 0.82%
Elisa Oyj (Communication services, Diversified telecommunication services)	4,747	233,023
Kesko Oyj Class B (Consumer staples, Consumer staples distribution & retail)	4,876	95,277
Kone Oyj Class B (Industrials, Machinery)	10,406	473,918
Metso Oyj (Industrials, Machinery)	39,782	458,337
Nokia Oyj (Information technology, Communications equipment)	95,181	380,534
Nordea Bank Abp (Financials, Banks)	77,575	851,529
Orion Oyj Class B (Health care, Pharmaceuticals)	9,523	390,230
Sampo Oyj Class A (Financials, Insurance)	10,762	472,976
Wartsila Oyj Abp (Industrials, Machinery)	17,185	218,490
		3,574,314
France: 9.10%
Aeroports de Paris (Industrials, Transportation infrastructure)†	2,206	290,877
Air Liquide SA (Materials, Chemicals)	10,498	1,899,453
Amundi SA (Financials, Capital markets)144A	12,367	738,229
Arkema SA (Materials, Chemicals)	2,605	272,982
The accompanying notes are an integral part of these financial statements.
6 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
France (continued)
AXA SA (Financials, Insurance)	51,076	$1,538,299
BioMerieux (Health care, Health care equipment & supplies)	300	31,099
BNP Paribas SA (Financials, Banks)†	25,136	1,627,470
Bollore SE (Communication services, Entertainment)	75,403	446,836
Bouygues SA (Industrials, Construction & engineering)	376	13,006
Capgemini SE (Information technology, IT services)	3,414	638,035
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	14,246	272,960
CIE de Saint-Gobain (Industrials, Building products)	14,645	955,360
Cie Generale des Etablissements Michelin SCA (Consumer discretionary, Automobile components)	12,635	396,089
Covivio SA (Real estate, Office REITs)	12,905	630,549
Credit Agricole Corporate & Investment Bank SA (Financials, Banks)	35,778	452,205
Danone SA (Consumer staples, Food products)	11,986	699,630
Dassault Systemes SE (Information technology, Software)	9,196	365,063
Edenred (Financials, Financial services)	3,081	196,578
Eiffage SA (Industrials, Construction & engineering)	2,137	211,612
Engie SA (Utilities, Multi-utilities)	45,210	729,960
EssilorLuxottica SA (Health care, Health care equipment & supplies)	6,439	1,214,193
Eurazeo SE (Financials, Financial services)	3,650	215,507
Gecina SA (Real estate, Office REITs)	1,180	126,482
Hermes International (Consumer discretionary, Textiles, apparel & luxury goods)	456	939,877
Ipsen SA (Health care, Pharmaceuticals)	3,164	411,020
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	1,025	549,283
Klepierre SA (Real estate, Retail REITs)†	25,518	675,159
La Francaise des Jeux SAEM (Consumer discretionary, Hotels, restaurants & leisure)144A	10,497	380,173
Legrand SA (Industrials, Electrical equipment)	5,805	573,443
L’Oreal SA (Consumer staples, Personal care products)	5,305	2,334,356
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	6,097	5,171,347
Orange SA (Communication services, Diversified telecommunication services)	75,205	844,680
Pernod Ricard SA (Consumer staples, Beverages)	3,300	648,398
Publicis Groupe SA (Communication services, Media)	2,911	227,461
Renault SA (Consumer discretionary, Automobiles)	11,064	447,917
Safran SA (Industrials, Aerospace & defense)	3,142	505,262
Sanofi (Health care, Pharmaceuticals)	27,378	2,928,360
Schneider Electric SE (Industrials, Electrical equipment)	12,414	2,134,666
SEB SA (Consumer discretionary, Household durables)	1,282	141,099
Societe Generale SA (Financials, Banks)	19,776	562,158
Sodexo SA (Consumer discretionary, Hotels, restaurants & leisure)†	7,766	833,854
Teleperformance (Industrials, Professional services)	629	87,201
Thales SA (Industrials, Aerospace & defense)	2,265	331,076
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	53,242	3,352,555
Veolia Environnement SA (Utilities, Multi-utilities)	6,134	191,960
Vinci SA (Industrials, Construction & engineering)	8,469	945,519
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
France (continued)
Vivendi SE (Communication services, Media)	4,363	$39,788
Wendel SE (Financials, Financial services)	7,426	680,024
		39,899,110
Germany: 6.67%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,378	275,567
Allianz SE (Financials, Insurance)	9,377	2,281,181
BASF SE (Materials, Chemicals)	20,820	1,056,339
Bayer AG (Health care, Pharmaceuticals)	24,131	1,322,453
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	9,081	956,832
Bechtle AG (Information technology, IT services)	1,819	88,641
Beiersdorf AG (Consumer staples, Personal care products)	2,466	323,020
Brenntag SE (Industrials, Trading companies & distributors)	3,318	268,905
Commerzbank AG (Financials, Banks)	67,539	743,345
Continental AG (Consumer discretionary, Automobile components)	3,581	266,456
Covestro AG (Materials, Chemicals)144A†	7,862	418,330
Daimler Truck Holding AG (Industrials, Machinery)	14,250	502,035
Deutsche Bank AG (Financials, Capital markets)	86,820	946,329
Deutsche Lufthansa AG (Industrials, Passenger airlines)†	34,151	305,400
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	70,664	1,512,722
DHL Group (Industrials, Air freight & logistics)	22,667	1,058,985
Evonik Industries AG (Materials, Chemicals)	769	14,764
Fresenius Medical Care AG & Co. KGaA (Health care, Health care providers & services)	5,810	280,668
Fresenius SE & Co. KGaA (Health care, Health care providers & services)	17,381	558,063
GEA Group AG (Industrials, Machinery)	9,861	389,217
Hannover Rueck SE (Financials, Insurance)	1,432	304,735
Heidelberg Materials AG (Materials, Construction materials)	8,849	712,748
Henkel AG & Co. KGaA (Consumer staples, Household products)	3,862	267,096
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	34,635	1,239,927
Knorr-Bremse AG (Industrials, Machinery)	4,308	294,764
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	26,807	1,963,265
Merck KGaA (Health care, Pharmaceuticals)	2,886	519,486
MTU Aero Engines AG (Industrials, Aerospace & defense)	1,391	325,498
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials, Insurance)	4,302	1,670,959
Rheinmetall AG (Industrials, Aerospace & defense)	1,736	473,055
RWE AG (Utilities, Independent power and renewable electricity producers)	6,546	270,156
SAP SE (Information technology, Software)	24,097	3,366,014
Scout24 SE (Communication services, Interactive media & services)144A	12,231	843,772
Siemens AG (Industrials, Industrial conglomerates)	17,217	2,592,787
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	3,802	190,675
The accompanying notes are an integral part of these financial statements.
8 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Germany (continued)
Talanx AG (Financials, Insurance)†	7,736	$520,509
Wacker Chemie AG (Materials, Chemicals)	784	115,703
		29,240,401
Hong Kong: 1.75%
AIA Group Ltd. (Financials, Insurance)	194,600	1,766,756
CK Asset Holdings Ltd. (Real estate, Real estate management & development)	68,690	379,258
CK Infrastructure Holdings Ltd. (Utilities, Electric utilities)	72,500	367,014
CLP Holdings Ltd. (Utilities, Electric utilities)	4,000	31,368
Hang Lung Properties Ltd. (Real estate, Real estate management & development)	313,000	418,272
Henderson Land Development Co. Ltd. (Real estate, Real estate management & development)	46,000	126,403
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	12,100	469,043
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	8,248	392,275
Link REIT (Real estate, Retail REITs)	49,900	247,516
New World Development Co. Ltd. (Real estate, Real estate management & development)	118,000	250,675
Power Assets Holdings Ltd. (Utilities, Electric utilities)	46,000	226,705
Sino Land Co. Ltd. (Real estate, Real estate management & development)	59,899	68,665
Sun Hung Kai Properties Ltd. (Real estate, Real estate management & development)	49,000	551,710
Swire Pacific Ltd. Class A (Real estate, Real estate management & development)	80,478	663,950
Swire Properties Ltd. (Real estate, Real estate management & development)	140,800	294,442
Techtronic Industries Co. Ltd. (Industrials, Machinery)	35,500	350,820
WH Group Ltd. (Consumer staples, Food products)144A	1,538,500	792,561
Wharf Real Estate Investment Co. Ltd. (Real estate, Real estate management & development)	67,000	279,368
		7,676,801
Ireland: 0.63%
AIB Group PLC (Financials, Banks)	31,734	144,594
Bank of Ireland Group PLC (Financials, Banks)†	70,611	704,264
CRH PLC (Materials, Construction materials)	13,501	777,667
DCC PLC (Industrials, Industrial conglomerates)	7,388	404,969
Flutter Entertainment PLC (Consumer discretionary, Hotels, restaurants & leisure)†	1,055	192,076
Smurfit Kappa Group PLC (Materials, Containers & packaging)	12,506	525,891
		2,749,461
Israel: 0.83%
Bank Hapoalim BM (Financials, Banks)	56,378	467,562
Bank Leumi Le-Israel BM (Financials, Banks)	46,394	360,729
Check Point Software Technologies Ltd. (Information technology, Software)†	7,613	1,024,634
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Israel (continued)
ICL Group Ltd. (Materials, Chemicals)	60,336	$361,726
Israel Discount Bank Ltd. Class A (Financials, Banks)	73,807	369,709
Mizrahi Tefahot Bank Ltd. (Financials, Banks)	8,012	263,762
Nice Ltd. (Information technology, Software)†	2,281	451,036
Tower Semiconductor Ltd. (Information technology, Semiconductors & semiconductor equipment)†	4,794	140,049
Wix.com Ltd. (Information technology, IT services)†	1,932	190,824
		3,630,031
Italy: 2.02%
Assicurazioni Generali SpA (Financials, Insurance)	38,062	789,544
ENEL SpA (Utilities, Electric utilities)	182,797	1,230,921
ENI SpA (Energy, Oil, gas & consumable fuels)†	60,701	940,189
Infrastrutture Wireless Italiane SpA (Communication services, Diversified telecommunication services)144A	12,443	154,018
Intesa Sanpaolo SpA (Financials, Banks)	504,432	1,352,137
Mediobanca Banca di Credito Finanziario SpA (Financials, Banks)	33,388	436,986
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	5,780	392,599
Poste Italiane SpA (Financials, Insurance)144A	48,916	543,947
Prysmian SpA (Industrials, Electrical equipment)	18,020	738,416
Snam SpA (Utilities, Gas utilities)	32,299	166,852
Telecom Italia SpA (Communication services, Diversified telecommunication services)†	270,430	84,014
Terna - Rete Elettrica Nazionale (Utilities, Electric utilities)	34,424	284,437
UniCredit SpA (Financials, Banks)	71,844	1,757,906
		8,871,966
Japan: 18.92%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	6,600	830,585
AGC, Inc. (Industrials, Building products)	9,400	330,336
Aisin Corp. (Consumer discretionary, Automobile components)	10,500	351,239
Ajinomoto Co., Inc. (Consumer staples, Food products)	17,550	744,604
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	15,000	585,175
Astellas Pharma, Inc. (Health care, Pharmaceuticals)	47,900	729,060
Azbil Corp. (Information technology, Electronic equipment, instruments & components)	17,000	567,855
BayCurrent Consulting, Inc. (Industrials, Professional services)	15,800	544,386
Bridgestone Corp. (Consumer discretionary, Automobile components)	11,200	435,776
Canon, Inc. (Information technology, Technology hardware, storage & peripherals)	21,500	530,204
Capcom Co. Ltd. (Communication services, Entertainment)	10,400	439,102
Central Japan Railway Co. (Industrials, Ground transportation)	4,600	590,907
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	47,800	638,998
Chugai Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	15,200	465,627
CyberAgent, Inc. (Communication services, Media)	79,400	506,431
The accompanying notes are an integral part of these financial statements.
10 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Dai Nippon Printing Co. Ltd. (Industrials, Commercial services & supplies)	24,200	$662,487
Daifuku Co. Ltd. (Industrials, Machinery)	2,300	42,579
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	20,300	378,319
Daiichi Sankyo Co. Ltd. (Health care, Pharmaceuticals)	26,000	768,233
Daikin Industries Ltd. (Industrials, Building products)	3,766	652,925
Daito Trust Construction Co. Ltd. (Real estate, Real estate management & development)	4,800	529,998
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	16,700	464,632
Daiwa Securities Group, Inc. (Financials, Capital markets)	46,400	264,377
Denso Corp. (Consumer discretionary, Automobile components)	4,400	301,176
Disco Corp. (Information technology, Semiconductors & semiconductor equipment)	3,300	651,971
East Japan Railway Co. (Industrials, Ground transportation)	1,700	96,185
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	64,800	243,309
FANUC Corp. (Industrials, Machinery)	8,200	234,060
Fast Retailing Co. Ltd. (Consumer discretionary, Specialty retail)	2,500	575,278
Fuji Electric Co. Ltd. (Industrials, Electrical equipment)	11,300	533,953
FUJIFILM Holdings Corp. (Information technology, Technology hardware, storage & peripherals)	500	29,602
Fujitsu Ltd. (Information technology, IT services)	4,400	550,548
Hamamatsu Photonics KK (Information technology, Electronic equipment, instruments & components)	7,900	366,290
Hankyu Hanshin Holdings, Inc. (Industrials, Ground transportation)	15,700	564,356
Hikari Tsushin, Inc. (Industrials, Industrial conglomerates)	1,500	250,112
Hirose Electric Co. Ltd. (Information technology, Electronic equipment, instruments & components)	1,200	145,613
Hitachi Construction Machinery Co. Ltd. (Industrials, Machinery)	20,000	624,214
Hitachi Ltd. (Industrials, Industrial conglomerates)	16,700	1,112,683
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	28,000	905,076
Hoshizaki Corp. (Industrials, Machinery)	6,200	238,378
Hoya Corp. (Health care, Health care equipment & supplies)	9,100	1,010,416
Hulic Co. Ltd. (Real estate, Real estate management & development)	50,800	456,692
Ibiden Co. Ltd. (Information technology, Electronic equipment, instruments & components)	6,200	374,655
Idemitsu Kosan Co. Ltd. (Energy, Oil, gas & consumable fuels)	13,900	295,684
INPEX Corp. (Energy, Oil, gas & consumable fuels)	24,100	337,080
ITOCHU Corp. (Industrials, Trading companies & distributors)	36,600	1,376,509
Japan Post Holdings Co. Ltd. (Financials, Insurance)	29,500	226,479
Japan Post Insurance Co. Ltd. (Financials, Insurance)	3,800	61,311
Japan Tobacco, Inc. (Consumer staples, Tobacco)	22,300	489,084
JFE Holdings, Inc. (Materials, Metals & mining)	42,400	671,284
Kajima Corp. (Industrials, Construction & engineering)	42,300	707,495
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	51,600	735,547
Kao Corp. (Consumer staples, Personal care products)	9,200	356,568
Kawasaki Kisen Kaisha Ltd. (Industrials, Marine transportation)	1,900	63,806
KDDI Corp. (Communication services, Wireless telecommunication services)	36,900	1,096,893
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 11

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Keisei Electric Railway Co. Ltd. (Industrials, Ground transportation)	15,000	$575,071
Keyence Corp. (Information technology, Electronic equipment, instruments & components)	3,500	1,455,858
Kintetsu Group Holdings Co. Ltd. (Industrials, Ground transportation)	17,600	557,534
Kirin Holdings Co. Ltd. (Consumer staples, Beverages)	19,800	278,434
Kobayashi Pharmaceutical Co. Ltd. (Consumer staples, Personal care products)	100	4,950
Kobe Bussan Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	1,200	29,890
Koei Tecmo Holdings Co. Ltd. (Communication services, Entertainment)	3,100	48,206
Komatsu Ltd. (Industrials, Machinery)	25,700	733,049
Konami Group Corp. (Communication services, Entertainment)	1,400	81,366
Kose Corp. (Consumer staples, Personal care products)	2,000	166,191
Kyocera Corp. (Information technology, Electronic equipment, instruments & components)	1,100	56,537
M3, Inc. (Health care, Health care technology)	13,900	277,389
Marubeni Corp. (Industrials, Trading companies & distributors)	65,500	1,073,472
Mazda Motor Corp. (Consumer discretionary, Automobiles)	68,000	716,245
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	10,700	425,808
MEIJI Holdings Co. Ltd. (Consumer staples, Food products)	4,900	122,993
MinebeaMitsumi, Inc. (Industrials, Machinery)	18,500	314,765
Mitsubishi Chemical Group Corp. (Materials, Chemicals)	92,900	555,695
Mitsubishi Corp. (Industrials, Trading companies & distributors)	33,700	1,666,760
Mitsubishi Electric Corp. (Industrials, Electrical equipment)	82,300	1,074,179
Mitsubishi HC Capital, Inc. (Financials, Financial services)	3,500	22,778
Mitsubishi Heavy Industries Ltd. (Industrials, Machinery)	14,500	824,186
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	222,200	1,776,898
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	38,800	1,448,583
Mitsui Chemicals, Inc. (Materials, Chemicals)	26,600	723,252
Mitsui OSK Lines Ltd. (Industrials, Marine transportation)	8,400	233,014
Mizuho Financial Group, Inc. (Financials, Banks)	45,670	756,484
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	4,400	158,466
Murata Manufacturing Co. Ltd. (Information technology, Electronic equipment, instruments & components)	7,800	438,799
NEC Corp. (Information technology, IT services)	8,300	438,460
Nexon Co. Ltd. (Communication services, Entertainment)	12,700	258,111
NGK Insulators Ltd. (Industrials, Machinery)	11,000	146,218
Nintendo Co. Ltd. (Communication services, Entertainment)	27,400	1,180,218
NIPPON EXPRESS HOLDINGS, Inc. (Industrials, Air freight & logistics)	900	46,820
Nippon Sanso Holdings Corp. (Materials, Chemicals)	4,800	116,029
Nippon Shinyaku Co. Ltd. (Health care, Pharmaceuticals)	1,800	79,166
Nippon Steel Corp. (Materials, Metals & mining)	37,500	888,433
Nippon Telegraph & Telephone Corp. (Communication services, Diversified telecommunication services)	815,300	943,091
Nippon Yusen KK (Industrials, Marine transportation)	9,000	240,379
Nissan Motor Co. Ltd. (Consumer discretionary, Automobiles)	34,400	146,778
Nisshin Seifun Group, Inc. (Consumer staples, Food products)	8,900	117,478
The accompanying notes are an integral part of these financial statements.
12 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Nissin Foods Holdings Co. Ltd. (Consumer staples, Food products)	1,100	$96,168
Nitto Denko Corp. (Materials, Chemicals)	6,800	464,986
Nomura Holdings, Inc. (Financials, Capital markets)	76,500	296,651
Nomura Real Estate Holdings, Inc. (Real estate, Real estate management & development)	10,800	272,273
Nomura Real Estate Master Fund, Inc. (Real estate, Diversified REITs)	186	218,733
NTT Data Corp. (Information technology, IT services)	67	903
Obayashi Corp. (Industrials, Construction & engineering)	26,500	240,239
Odakyu Electric Railway Co. Ltd. (Industrials, Ground transportation)	6,700	99,744
Oji Holdings Corp. (Materials, Paper & forest products)	54,600	223,661
Olympus Corp. (Health care, Health care equipment & supplies)	24,600	333,168
Omron Corp. (Information technology, Electronic equipment, instruments & components)	3,400	164,468
Ono Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	9,800	186,004
Open House Group Co. Ltd. (Consumer discretionary, Household durables)	14,500	490,924
Oracle Corp. Japan (Information technology, Software)	17,100	1,195,278
Oriental Land Co. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	13,800	497,860
ORIX Corp. (Financials, Financial services)	38,600	721,619
Otsuka Corp. (Information technology, IT services)	24,600	1,098,161
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	15,200	579,396
Pan Pacific International Holdings Corp. (Consumer discretionary, Broadline retail)	31,000	618,849
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	43,400	500,981
Persol Holdings Co. Ltd. (Industrials, Professional services)	24,000	411,561
Recruit Holdings Co. Ltd. (Industrials, Professional services)	20,800	746,252
Renesas Electronics Corp. (Information technology, Semiconductors & semiconductor equipment)†	60,300	1,015,603
Ricoh Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	55,800	455,620
SBI Holdings, Inc. (Financials, Capital markets)	1,600	32,721
SCSK Corp. (Information technology, IT services)	5,400	93,752
Secom Co. Ltd. (Industrials, Commercial services & supplies)	1,800	126,128
Seiko Epson Corp. (Information technology, Technology hardware, storage & peripherals)	13,100	205,511
Sekisui Chemical Co. Ltd. (Consumer discretionary, Household durables)	19,700	302,754
Sekisui House Ltd. (Consumer discretionary, Household durables)	30,500	622,704
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	4,400	180,875
Shimano, Inc. (Consumer discretionary, Leisure products)	400	58,834
Shimizu Corp. (Industrials, Construction & engineering)	16,400	110,430
Shin-Etsu Chemical Co. Ltd. (Materials, Chemicals)	41,400	1,325,699
Shiseido Co. Ltd. (Consumer staples, Personal care products)	4,200	170,777
Shizuoka Financial Group, Inc. (Financials, Banks)	7,800	63,528
SMC Corp. (Industrials, Machinery)	700	339,668
SoftBank Corp. (Communication services, Wireless telecommunication services)	48,200	553,242
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 13

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	6,300	$283,402
Sompo Holdings, Inc. (Financials, Insurance)	900	39,261
Sony Group Corp. (Consumer discretionary, Household durables)	19,100	1,594,347
Square Enix Holdings Co. Ltd. (Communication services, Entertainment)	14,800	562,521
Subaru Corp. (Consumer discretionary, Automobiles)	10,200	196,961
SUMCO Corp. (Information technology, Semiconductors & semiconductor equipment)	37,633	503,601
Sumitomo Corp. (Industrials, Trading companies & distributors)	40,900	843,047
Sumitomo Electric Industries Ltd. (Consumer discretionary, Automobile components)	12,600	154,626
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	27,500	1,262,775
Sumitomo Mitsui Trust Holdings, Inc. (Financials, Banks)	1,300	48,705
Sumitomo Realty & Development Co. Ltd. (Real estate, Real estate management & development)	2,300	58,948
Suntory Beverage & Food Ltd. (Consumer staples, Beverages)	1,200	38,880
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	6,100	240,445
Sysmex Corp. (Health care, Health care equipment & supplies)	2,700	143,838
T&D Holdings, Inc. (Financials, Insurance)	3,000	47,703
Taisei Corp. (Industrials, Construction & engineering)	3,900	131,425
Takeda Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	30,200	935,713
TDK Corp. (Information technology, Electronic equipment, instruments & components)	12,000	438,283
Terumo Corp. (Health care, Health care equipment & supplies)	7,000	212,317
TIS, Inc. (Information technology, IT services)	7,100	167,722
Tobu Railway Co. Ltd. (Industrials, Ground transportation)	16,800	461,063
Toho Co. Ltd. (Communication services, Entertainment)	200	7,636
Tokio Marine Holdings, Inc. (Financials, Insurance)	25,300	561,140
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	10,300	1,527,355
Tokyo Gas Co. Ltd. (Utilities, Gas utilities)	19,500	452,603
TOPPAN, Inc. (Industrials, Commercial services & supplies)	36,300	878,465
Toray Industries, Inc. (Materials, Chemicals)	39,100	211,255
Tosoh Corp. (Materials, Chemicals)	52,200	676,650
TOTO Ltd. (Industrials, Building products)	9,000	247,122
Toyota Motor Corp. (Consumer discretionary, Automobiles)	206,400	3,567,793
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	13,700	818,733
Unicharm Corp. (Consumer staples, Household products)	700	27,962
Welcia Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	1,900	34,965
West Japan Railway Co. (Industrials, Ground transportation)	2,600	112,653
Yakult Honsha Co. Ltd. (Consumer staples, Food products)	700	36,728
Yamaha Motor Co. Ltd. (Consumer discretionary, Automobiles)	17,000	441,548
Yamato Holdings Co. Ltd. (Industrials, Air freight & logistics)	20,200	379,926
Yaskawa Electric Corp. (Industrials, Machinery)	1,000	39,321
The accompanying notes are an integral part of these financial statements.
14 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Japan (continued)
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	11,500	$228,309
ZOZO, Inc. (Consumer discretionary, Specialty retail)	15,300	305,958
		82,971,605
Luxembourg: 0.19%
ArcelorMittal SA (Materials, Metals & mining)†	15,027	399,705
Eurofins Scientific SE (Health care, Life sciences tools & services)	6,456	397,912
Tenaris SA (Energy, Energy equipment & services)	3,511	56,194
		853,811
Netherlands: 4.83%
ABN AMRO Bank NV (Financials, Banks)144A	948	13,975
Adyen NV (Financials, Financial services)144A†	75	62,825
Airbus SE (Industrials, Aerospace & defense)	12,301	1,805,779
Akzo Nobel NV (Materials, Chemicals)	3,342	271,937
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	736	355,306
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	9,118	6,010,373
CNH Industrial NV (Industrials, Machinery)	10,465	145,024
EXOR NV (Financials, Financial services)†	29,179	2,586,275
Heineken Holding NV (Consumer staples, Beverages)	4,373	350,424
Heineken NV (Consumer staples, Beverages)	4,360	424,648
ING Groep NV (Financials, Banks)	118,808	1,687,667
JDE Peet’s NV (Consumer staples, Food products)	462	12,865
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	36,864	1,206,200
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	174,561	610,824
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	33,549	756,681
NN Group NV (Financials, Insurance)	2,050	79,047
OCI NV (Materials, Chemicals)†	8,396	212,674
Prosus NV (Consumer discretionary, Broadline retail)†	15,563	1,076,335
Randstad NV (Industrials, Professional services)	16,759	984,593
Stellantis NV (Consumer discretionary, Automobiles)	70,343	1,310,125
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	6,637	314,250
Universal Music Group NV (Communication services, Entertainment)	11,241	279,010
Wolters Kluwer NV (Industrials, Professional services)	5,312	640,520
		21,197,357
New Zealand: 0.23%
Fisher & Paykel Healthcare Corp. Ltd. Class C (Health care, Health care equipment & supplies)	18,429	249,565
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 15

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
New Zealand (continued)
Meridian Energy Ltd. (Utilities, Independent power and renewable electricity producers)	114,501	$366,306
Spark New Zealand Ltd. (Communication services, Diversified telecommunication services)	131,473	397,867
		1,013,738
Norway: 0.75%
DNB Bank ASA (Financials, Banks)	13,574	268,883
Equinor ASA (Energy, Oil, gas & consumable fuels)	23,132	714,083
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	14,853	615,819
Mowi ASA (Consumer staples, Food products)	14,225	258,230
Norsk Hydro ASA (Materials, Metals & mining)	76,477	425,124
Orkla ASA (Consumer staples, Food products)	11,312	86,481
Telenor ASA (Communication services, Diversified telecommunication services)	27,557	295,225
Yara International ASA (Materials, Chemicals)	16,846	616,215
		3,280,060
Portugal: 0.17%
EDP - Energias de Portugal SA (Utilities, Electric utilities)	292	1,332
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	32,419	446,626
Jeronimo Martins SGPS SA (Consumer staples, Consumer staples distribution & retail)	11,432	291,313
		739,271
Singapore: 1.44%
CapitaLand Ascendas REIT (Real estate, Industrial REITs)†	229,200	469,780
CapitaLand Integrated Commercial Trust (Real estate, Retail REITs)†	102,100	144,298
CapitaLand Investment Ltd. (Real estate, Real estate management & development)	104,600	250,771
City Developments Ltd. (Real estate, Real estate management & development)	12,100	59,808
DBS Group Holdings Ltd. (Financials, Banks)	32,813	808,519
Genting Singapore Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	861,524	557,796
Jardine Cycle & Carriage Ltd. (Industrials, Industrial conglomerates)	29,300	724,560
Keppel Corp. Ltd. (Industrials, Industrial conglomerates)	11,600	59,569
Mapletree Logistics Trust (Real estate, Industrial REITs)†	82,900	103,054
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	88,496	821,802
Singapore Airlines Ltd. (Industrials, Passenger airlines)†	21,900	111,327
Singapore Exchange Ltd. (Financials, Capital markets)	22,800	162,465
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	172,300	303,433
United Overseas Bank Ltd. (Financials, Banks)	19,786	416,378
UOL Group Ltd. (Real estate, Real estate management & development)	11,273	55,387
The accompanying notes are an integral part of these financial statements.
16 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Singapore (continued)
Venture Corp. Ltd. (Information technology, Electronic equipment, instruments & components)	81,500	$790,606
Wilmar International Ltd. (Consumer staples, Food products)	176,585	493,907
		6,333,460
Spain: 2.49%
ACS Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	17,600	618,149
Aena SME SA (Industrials, Transportation infrastructure)144A	5,825	915,870
Amadeus IT Group SA (Consumer discretionary, Hotels, restaurants & leisure)	10,614	728,539
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	198,472	1,563,739
Banco Santander SA (Financials, Banks)	425,866	1,663,361
CaixaBank SA (Financials, Banks)	184,810	748,289
Enagas SA (Utilities, Gas utilities)	22,466	383,564
Endesa SA (Utilities, Electric utilities)	3,675	76,432
Grifols SA (Health care, Biotechnology)†	19,001	260,534
Iberdrola SA (Utilities, Electric utilities)	116,614	1,385,897
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	29,008	1,112,243
Naturgy Energy Group SA (Utilities, Gas utilities)	1,374	39,840
Red Electrica Corp. SA (Utilities, Electric utilities)	4,113	66,921
Repsol SA (Energy, Oil, gas & consumable fuels)	60,110	926,864
Telefonica SA (Communication services, Diversified telecommunication services)	104,705	434,165
		10,924,407
Sweden: 2.99%
Alfa Laval AB (Industrials, Machinery)	6,809	239,560
Assa Abloy AB Class B (Industrials, Building products)	18,553	418,389
Atlas Copco AB Class A (Industrials, Machinery)	62,516	827,665
Atlas Copco AB Class B (Industrials, Machinery)	25,686	296,426
Boliden AB (Materials, Metals & mining)†	16,074	428,038
Embracer Group AB Class B (Communication services, Entertainment)†	8,742	21,199
Epiroc AB Class A (Industrials, Machinery)	11,795	226,883
Essity AB Class B (Consumer staples, Household products)	10,930	255,268
Evolution AB (Consumer discretionary, Hotels, restaurants & leisure)144A	7,031	761,764
Fastighets AB Balder Class B (Real estate, Real estate management & development)†	35,632	170,862
Getinge AB Class B (Health care, Health care equipment & supplies)	34,378	597,694
H & M Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	25,596	391,544
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	9,251	82,721
Husqvarna AB Class B (Industrials, Machinery)	34,930	301,492
Industrivarden AB Class C (Financials, Financial services)	2,589	67,441
Investor AB Class B (Financials, Financial services)	52,841	1,018,837
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 17

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Sweden (continued)
Kinnevik AB Class B (Financials, Financial services)†	49,714	$585,525
Saab AB Class B (Industrials, Aerospace & defense)	8,289	438,052
Sandvik AB (Industrials, Machinery)	11,334	214,703
Securitas AB Class B (Industrials, Commercial services & supplies)†	52,514	428,132
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	24,978	290,081
Skanska AB Class B (Industrials, Construction & engineering)	20,739	304,214
SKF AB Class B (Industrials, Machinery)	32,263	523,793
Svenska Handelsbanken AB Class A (Financials, Banks)	39,259	327,598
Swedbank AB Class A (Financials, Banks)	40,795	723,419
Swedish Orphan Biovitrum AB (Health care, Biotechnology)†	48,509	937,526
Tele2 AB Class B (Communication services, Wireless telecommunication services)	96,870	684,288
Telefonaktiebolaget LM Ericsson Class B (Information technology, Communications equipment)	77,489	398,681
Volvo AB Class A (Industrials, Machinery)	6,015	123,283
Volvo AB Class B (Industrials, Machinery)	49,713	1,004,386
		13,089,464
Switzerland: 8.62%
ABB Ltd. (Industrials, Electrical equipment)	41,129	1,568,615
Adecco Group AG (Industrials, Professional services)	9,615	415,034
Alcon, Inc. (Health care, Health care equipment & supplies)	6,937	580,498
Bachem Holding AG (Health care, Life sciences tools & services)	4,697	439,471
BKW AG (Utilities, Electric utilities)	4,150	714,100
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	29	347,009
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	1	117,960
CIE Financiere Richemont SA Class A (Consumer discretionary, Textiles, apparel & luxury goods)	12,862	1,828,796
Coca-Cola HBC AG (Consumer staples, Beverages)†	14,177	409,115
Dufry AG (Consumer discretionary, Specialty retail)†	1,070	47,677
Geberit AG (Industrials, Building products)	797	413,770
Givaudan SA (Materials, Chemicals)	26	86,770
Helvetia Holding AG (Financials, Insurance)	1,981	301,854
Holcim AG (Materials, Construction materials)	15,592	1,033,642
Julius Baer Group Ltd. (Financials, Capital markets)	10,620	738,898
Kuehne & Nagel International AG (Industrials, Marine transportation)	87	26,188
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	3,938	273,099
Lonza Group AG (Health care, Life sciences tools & services)	2,288	1,266,319
Nestle SA (Consumer staples, Food products)	59,899	7,214,868
Novartis AG (Health care, Pharmaceuticals)	49,995	5,054,682
Partners Group Holding AG (Financials, Capital markets)	491	530,937
Roche Holding AG (Health care, Pharmaceuticals)	17,233	5,078,112
Roche Holding AG (Health care, Pharmaceuticals)	1,926	602,209
Schindler Holding AG (Industrials, Machinery)	1,366	287,473
Schindler Holding AG (Industrials, Machinery)	2,258	503,950
SGS SA (Industrials, Professional services)	1,726	157,056
The accompanying notes are an integral part of these financial statements.
18 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Switzerland (continued)
Sika AG (Materials, Chemicals)	2,627	$744,666
Sonova Holding AG (Health care, Health care equipment & supplies)	2,188	578,860
Straumann Holding AG (Health care, Health care equipment & supplies)	2,031	308,093
Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,366	384,586
Swiss Life Holding AG (Financials, Insurance)	592	371,680
Swiss Re AG (Financials, Insurance)	7,868	765,111
Swisscom AG (Communication services, Diversified telecommunication services)	839	510,989
Temenos AG (Information technology, Software)	1,382	109,922
UBS Group AG (Financials, Capital markets)	86,951	2,313,181
VAT Group AG (Industrials, Machinery)144A	285	114,342
Zurich Insurance Group AG (Financials, Insurance)	3,361	1,579,006
		37,818,538
United Kingdom: 12.28%
3i Group PLC (Financials, Capital markets)	60,175	1,519,638
abrdn PLC (Financials, Capital markets)	117,535	245,823
Admiral Group PLC (Financials, Insurance)	4,844	152,796
Anglo American PLC (Materials, Metals & mining)	24,312	646,921
Ashtead Group PLC (Industrials, Trading companies & distributors)	3,621	253,390
Associated British Foods PLC (Consumer staples, Food products)	14,363	362,536
AstraZeneca PLC (Health care, Pharmaceuticals)	32,759	4,424,632
Auto Trader Group PLC (Communication services, Interactive media & services)144A	71,053	545,820
Aviva PLC (Financials, Insurance)	122,413	581,833
BAE Systems PLC (Industrials, Aerospace & defense)	100,255	1,279,555
Barclays PLC (Financials, Banks)	343,769	641,733
Barratt Developments PLC (Consumer discretionary, Household durables)	21,040	120,820
BP PLC (Energy, Oil, gas & consumable fuels)	412,958	2,550,283
British American Tobacco PLC (Consumer staples, Tobacco)	37,382	1,241,898
BT Group PLC (Communication services, Diversified telecommunication services)	492,556	721,309
Bunzl PLC (Industrials, Trading companies & distributors)	1,542	55,281
Burberry Group PLC (Consumer discretionary, Textiles, apparel & luxury goods)	23,651	654,350
Centrica PLC (Utilities, Multi-utilities)	270,407	519,822
CK Hutchison Holdings Ltd. (Industrials, Industrial conglomerates)	154,070	839,862
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	8,993	576,541
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	57,614	1,454,599
Diageo PLC (Consumer staples, Beverages)	37,704	1,549,206
Endeavour Mining PLC (Materials, Metals & mining)	575	11,749
Entain PLC (Consumer discretionary, Hotels, restaurants & leisure)	5,696	83,522
GSK PLC (Health care, Pharmaceuticals)	113,648	1,999,444
Haleon PLC (Consumer staples, Personal care products)	54,825	223,984
Hargreaves Lansdown PLC (Financials, Capital markets)	108,296	1,044,285
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 19

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
United Kingdom (continued)
Hikma Pharmaceuticals PLC (Health care, Pharmaceuticals)	10,524	$291,833
HSBC Holdings PLC (Financials, Banks)†	442,597	3,269,334
Imperial Brands PLC (Consumer staples, Tobacco)	29,677	672,759
InterContinental Hotels Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	5,210	392,965
Intertek Group PLC (Industrials, Professional services)	863	45,260
J Sainsbury PLC (Consumer staples, Consumer staples distribution & retail)	183,213	626,886
JD Sports Fashion PLC (Consumer discretionary, Specialty retail)	84,007	154,575
Johnson Matthey PLC (Materials, Chemicals)	42,230	872,000
Kingfisher PLC (Consumer discretionary, Specialty retail)	244,641	725,192
Lloyds Banking Group PLC (Financials, Banks)	1,875,419	1,006,261
London Stock Exchange Group PLC (Financials, Capital markets)	3,601	373,059
National Grid PLC (Utilities, Multi-utilities)	71,847	901,238
NatWest Group PLC (Financials, Banks)	219,333	640,168
Next PLC (Consumer discretionary, Broadline retail)	9,720	860,453
NMC Health PLC (Health care, Health care providers & services)♦†	7,509	0
Pearson PLC (Consumer discretionary, Diversified consumer services)	48,579	516,319
Persimmon PLC (Consumer discretionary, Household durables)	7,725	104,319
Prudential PLC (Financials, Insurance)	2,597	31,787
Reckitt Benckiser Group PLC (Consumer staples, Household products)	11,338	818,977
RELX PLC (Industrials, Professional services)	35,091	1,146,005
Rio Tinto PLC (Materials, Metals & mining)	28,152	1,737,677
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)†	97,519	274,623
Sage Group PLC (Information technology, Software)	57,708	709,844
Schroders PLC (Financials, Capital markets)	75,836	395,612
Shell PLC (Energy, Oil, gas & consumable fuels)	163,734	5,001,888
Smith & Nephew PLC (Health care, Health care equipment & supplies)	61,481	833,360
Smiths Group PLC (Industrials, Industrial conglomerates)	9,540	198,198
SSE PLC (Utilities, Electric utilities)	23,898	492,406
Standard Chartered PLC (Financials, Banks)	42,787	385,705
Taylor Wimpey PLC (Consumer discretionary, Household durables)	223,251	323,257
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	211,973	713,477
Unilever PLC (Consumer staples, Personal care products)	64,383	3,296,669
United Utilities Group PLC (Utilities, Water utilities)	24,497	293,880
Vodafone Group PLC (Communication services, Wireless telecommunication services)	779,650	723,066
Whitbread PLC (Consumer discretionary, Hotels, restaurants & leisure)	11,402	496,875
WPP PLC (Communication services, Media)	22,521	218,480
		53,846,039
United States: 0.08%
Experian PLC (Industrials, Professional services)	10,503	367,489
Total common stocks (Cost $348,251,419)		414,074,371
The accompanying notes are an integral part of these financial statements.
20 | Allspring Factor Enhanced International Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 0.44%
Germany: 0.44%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	9.12	837	$80,550
Henkel AG & Co. KGaA (Consumer staples, Household products)	1.98	9,189	704,661
Sartorius AG (Health care, Life sciences tools & services)	1.54	654	267,639
Volkswagen AG (Consumer discretionary, Automobiles)	9.37	7,182	880,333
Total preferred stocks (Cost $2,073,180)			1,933,183

	Expiration date
Rights: 0.01%
Canada: 0.00%
Constellation Software, Inc. (Information technology, Software)†	9-29-2023	428	238
Sweden: 0.01%
Swedish Orphan Biovitrum AB (Health care, Biotechnology)†	9-14-2023	48,509	43,819
Total rights (Cost $190)			44,057
Warrants: 0.00%
Canada: 0.00%
Constellation Software, Inc. (Information technology, Software)♦†	3-31-2040	428	0
Total warrants (Cost $0)			0

		Yield
Short-term investments: 4.13%
Investment companies: 4.13%
Allspring Government Money Market Fund Select Class♠∞		5.26%	18,101,648	18,101,648
Total short-term investments (Cost $18,101,648)				18,101,648
Total investments in securities (Cost $368,426,437)	99.00%			434,153,259
Other assets and liabilities, net	1.00			4,371,289
Total net assets	100.00%			$438,524,548

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 21

Portfolio of investments—August 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,960,264	$31,140,632	$(27,999,248)	$0	$0	$18,101,648	18,101,648	$258,002
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	178	9-15-2023	$19,002,756	$18,772,770	$0	$(229,986)
The accompanying notes are an integral part of these financial statements.
22 | Allspring Factor Enhanced International Equity Portfolio

Statement of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $350,324,789)	$416,051,611
Investments in affiliated securities, at value (cost $18,101,648)	18,101,648
Cash at broker segregated for futures contracts	1,044,690
Foreign currency, at value (cost $139,317)	138,989
Receivable for dividends	3,486,957
Prepaid expenses and other assets	559
Total assets	438,824,454
Liabilities
Custody and accounting fees payable	140,999
Payable for daily variation margin on open futures contracts	93,450
Advisory fee payable	38,756
Interest holder report expenses payable	8,620
Professional fees payable	8,591
Trustees’ fees and expenses payable	706
Payable for investments purchased	307
Accrued expenses and other liabilities	8,477
Total liabilities	299,906
Total net assets	$438,524,548
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 23

Statement of operations—six months ended August 31, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,399,425)	$9,342,548
Income from affiliated securities	258,002
Interest	24,249
Total investment income	9,624,799
Expenses
Advisory fee	330,823
Custody and accounting fees	50,238
Professional fees	29,774
Interest holder report expenses	1,971
Trustees’ fees and expenses	10,002
Other fees and expenses	4,217
Total expenses	427,025
Less: Fee waivers and/or expense reimbursements	(80,763)
Net expenses	346,262
Net investment income	9,278,537
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	3,904,046
Foreign currency and foreign currency translations	(23,260)
Futures contracts	840
Net realized gains on investments	3,881,626
Net change in unrealized gains (losses) on
Unaffiliated securities	7,880,443
Foreign currency and foreign currency translations	95,666
Futures contracts	268,755
Net change in unrealized gains (losses) on investments	8,244,864
Net realized and unrealized gains (losses) on investments	12,126,490
Net increase in net assets resulting from operations	$21,405,027
The accompanying notes are an integral part of these financial statements.
24 | Allspring Factor Enhanced International Equity Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended August 31, 2023 (unaudited)	Year ended February 28, 2023
Operations
Net investment income	$9,278,537	$15,198,428
Net realized gains (losses) on investments	3,881,626	(16,913,543)
Net change in unrealized gains (losses) on investments	8,244,864	(13,792,576)
Net increase (decrease) in net assets resulting from operations	21,405,027	(15,507,691)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	8,027,857	103,565,479
Withdrawals	(33,842,871)	(281,654,630)
Net decrease in net assets resulting from capital transactions	(25,815,014)	(178,089,151)
Total decrease in net assets	(4,409,987)	(193,596,842)
Net assets
Beginning of period	442,934,535	636,531,377
End of period	$438,524,548	$442,934,535
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced International Equity Portfolio | 25

Financial highlights
Financial highlights

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
		2023	2022	2021	2020[1]	2019
Total return[2]	4.89%	(2.72)%	5.25%	22.14%	1.23%	(2.91)%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.20%	0.20%	0.22%	0.24%	0.23%
Net expenses	0.16%*	0.16%*	0.16%*	0.16%*	0.19%	0.20%
Net investment income	4.20%	3.13%	2.72%	2.25%	2.58%	3.03%
Supplemental data
Portfolio turnover rate	26%	39%	70%	92%	44%	47%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2023 (unaudited)	0.03%
Year ended February 28, 2023	0.04%
Year ended February 28, 2022	0.04%
Year ended February 28, 2021	0.06%

[1]	Year ended February 29
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Factor Enhanced International Equity Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced International Equity Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against,
Allspring Factor Enhanced International Equity Portfolio | 27

Notes to financial statements (unaudited)
changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio  is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio  fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.  Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes was $370,759,861 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$83,458,705
Gross unrealized losses	(20,295,293)
Net unrealized gains	$63,163,412
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
28 | Allspring Factor Enhanced International Equity Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$27,121,675	$0	$0	$27,121,675
Austria	876,010	0	0	876,010
Belgium	4,042,997	0	0	4,042,997
Canada	40,580,403	0	0	40,580,403
China	662,998	0	0	662,998
Denmark	12,712,965	0	0	12,712,965
Finland	3,574,314	0	0	3,574,314
France	39,899,110	0	0	39,899,110
Germany	29,240,401	0	0	29,240,401
Hong Kong	7,676,801	0	0	7,676,801
Ireland	2,749,461	0	0	2,749,461
Israel	3,630,031	0	0	3,630,031
Italy	8,871,966	0	0	8,871,966
Japan	82,971,605	0	0	82,971,605
Luxembourg	853,811	0	0	853,811
Netherlands	21,197,357	0	0	21,197,357
New Zealand	1,013,738	0	0	1,013,738
Norway	3,280,060	0	0	3,280,060
Portugal	739,271	0	0	739,271
Singapore	6,333,460	0	0	6,333,460
Spain	10,924,407	0	0	10,924,407
Sweden	13,089,464	0	0	13,089,464
Switzerland	37,818,538	0	0	37,818,538
United Kingdom	53,846,039	0	0	53,846,039
United States	367,489	0	0	367,489
Preferred stocks
Germany	1,933,183	0	0	1,933,183
Rights
Canada	0	238	0	238
Sweden	0	43,819	0	43,819
Warrants
Canada	0	0	0	0
Short-term investments
Investment companies	18,101,648	0	0	18,101,648
Total assets	$434,109,202	$44,057	$0	$434,153,259
Liabilities
Futures contracts	$229,986	$0	$0	$229,986
Total liabilities	$229,986	$0	$0	$229,986
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible
Allspring Factor Enhanced International Equity Portfolio | 29

Notes to financial statements (unaudited)
for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the six months ended August 31, 2023, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended August 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2023 were $110,098,041 and $130,228,943, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $12,489,973 in long futures contracts during the six months ended August 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by the Portfolio under the agreement.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
30 | Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Factor Enhanced International Equity Portfolio | 31

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

32 | Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Factor Enhanced International Equity Portfolio | 33

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34 | Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
Board consideration of investment advisory and sub-advisory agreements:
Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the portfolios of the Trust identified in the table below (individually, a “Portfolio” and collectively, the “Portfolios”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) with the Sub-Advisers(s) identified in the table below (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for the corresponding Portfolio identified. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
Master Portfolios	Sub-Adviser
Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Allspring Global Investments, LLC
Allspring Emerging Markets Bond Portfolio	Allspring Global Investments, LLC, Allspring Global Investments (UK) Limited
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced International Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring High Yield Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Investment Grade Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Strategic Retirement Bond Portfolio	Allspring Global Investments, LLC
Allspring U.S. REIT Portfolio	Allspring Global Investments, LLC
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Factor Enhanced International Equity Portfolio | 35

Other information (unaudited)
After its deliberations, the Board unanimously determined that the compensation or the absence of compensation payable to Allspring Funds Management and each of the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolios as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolios by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolios. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolios’ liquidity risk management program, and the derivatives risk management program for Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio and Allspring Factor Enhanced U.S. Large Cap Equity Portfolio. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board considered the investment performance results for each of the Portfolios over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Portfolios (each, a “Universe”), and in comparison to each Portfolios’ benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted the short performance history of the Portfolios.
With respect to the investment performance of each Portfolio relative to its respective Universe, the Board noted the following: (i) the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Corporate Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ii) the investment performance of Allspring Emerging Markets Bond Portfolio was lower than the average investment performance of the Universe for the one- and three-year periods and was in range of the average investment performance of the Universe for the five-year period; the investment performance of Allspring Emerging Markets Bond Portfolio was higher than the investment performance of its benchmark index, the J.P. Morgan EM Bond Global Diversified Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (iii) the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the average investment performance of the Universe for the one-year period and was lower than the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (iv) the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI World ex US Index (Net), for all periods under review; (v) the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and was lower than the average investment performance of the Universe for the three-year period; the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the investment performance of its benchmark index, the Russell 1000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vi) the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was higher than the

36 | Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
investment performance of its benchmark index, the Russell 2000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vii) the investment performance of Allspring High Yield Corporate Bond Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring High Yield Corporate Bond Portfolio was in range of the investment performance of its benchmark index, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (viii) the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and in rage of the average investment performance of the Universe for the three-year period; the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Corporate Bond Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ix) the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the investment performance of its benchmark index, the Strategic Retirement Blended Index, for the one- and three-year periods and was in range of the investment performance of its benchmark index for the five-year period; (x) the investment performance of Allspring U.S. REIT Portfolio was lower than the average investment performance of the Universe for the one-year period and was in range of the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring U.S. REIT Portfolio was higher than the investment performance of its benchmark index, the Dow Jones U.S. Select REIT Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each of Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring High Yield Corporate Bond Portfolio relative to such Portfolio’s Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected each Portfolio’s investment performance.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged to the Portfolios, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolios (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolios’ investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolios to Allspring Funds Management under the Advisory Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Portfolios’ Advisory Rates with the average contractual investment advisory fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the Portfolios in the expense Groups. The Board noted that the Advisory Rates of the Portfolios were lower than or in range of the mean rates for the Portfolios’ expense Groups.
The Board also received and considered information about the portions of the total advisory fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
For all Portfolios, except Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring U.S. REIT Portfolio, Allspring Investment Grade Corporate Bond Portfolio, and Allspring Strategic Retirement Bond Portfolio, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Portfolios. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Allspring Factor Enhanced International Equity Portfolio | 37

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolios and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolios to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolios, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolios’ advisory fee structure, which operate generally to reduce the Portfolios’ expense ratios as the Portfolios grow in size, and the size of the Portfolios in relation to such breakpoints. The Board considered that in addition to advisory fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolios, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolios and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Portfolios. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolios and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Portfolios. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and fees earned in the past by Allspring Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

38 | Allspring Factor Enhanced International Equity Portfolio

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio’s investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Portfolios related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Portfolio’s, including the Portfolio’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring Factor Enhanced International Equity Portfolio | 39

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio
Semi-Annual Report
August 31, 2023

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 1

Portfolio information (unaudited)

Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Harindra de Silva, Ph.D., CFA, Monisha Jayakumar

Ten largest holdings (%) as of August 31, 2023[1]
Apple, Inc.	6.37
Microsoft Corp.	5.60
NVIDIA Corp.	2.68
Amazon.com, Inc.	2.62
Alphabet, Inc. Class A	1.87
Alphabet, Inc. Class C	1.64
Berkshire Hathaway, Inc. Class B	1.53
Meta Platforms, Inc. Class A	1.52
Tesla, Inc.	1.45
Eli Lilly & Co.	1.07

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of August 31, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.27%
Communication services: 8.29%
Diversified telecommunication services: 0.65%
AT&T, Inc.	113,389	$1,677,024
Verizon Communications, Inc.	42,135	1,473,882
		3,150,906
Entertainment: 1.22%
AMC Entertainment Holdings, Inc. Class A†	648	8,127
Electronic Arts, Inc.	3,279	393,414
Madison Square Garden Sports Corp.	1,337	237,986
Netflix, Inc.†	5,788	2,510,140
Playtika Holding Corp.†	35,115	342,722
Spotify Technology SA†	5,903	908,885
Walt Disney Co.†	17,492	1,463,731
		5,865,005
Interactive media & services: 5.22%
Alphabet, Inc. Class A†	66,310	9,029,433
Alphabet, Inc. Class C†	57,631	7,915,618
IAC, Inc.†	3,477	192,382
Match Group, Inc.†	4,663	218,555
Meta Platforms, Inc. Class A†	24,779	7,331,858
Pinterest, Inc. Class A†	8,924	245,321
TripAdvisor, Inc.†	16,997	256,824
		25,189,991
Media: 1.03%
Charter Communications, Inc. Class A†	562	246,223
Comcast Corp. Class A	43,972	2,056,131
Fox Corp. Class A	12,157	401,910
Interpublic Group of Cos., Inc.	20,611	672,125
New York Times Co. Class A	265	11,732
News Corp. Class B	8,558	188,276
Omnicom Group, Inc.	12,135	983,056
Paramount Global Class A	22,611	415,138
		4,974,591
Wireless telecommunication services: 0.17%
T-Mobile U.S., Inc.†	5,927	807,554
Consumer discretionary: 10.01%
Automobile components: 0.31%
BorgWarner, Inc.	22,916	933,827
Lear Corp.	3,982	573,766
		1,507,593
Automobiles: 2.31%
Ford Motor Co.	116,662	1,415,110
General Motors Co.	35,946	1,204,551
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Automobiles (continued)
Harley-Davidson, Inc.	11,603	$391,601
Tesla, Inc.†	27,137	7,003,517
Thor Industries, Inc.	10,527	1,103,440
		11,118,219
Broadline retail: 2.88%
Amazon.com, Inc.†	91,734	12,660,209
eBay, Inc.	1,838	82,306
Kohl’s Corp.	12,176	324,369
Macy’s, Inc.	49,056	599,955
Nordstrom, Inc.	13,889	225,279
		13,892,118
Distributors: 0.08%
Genuine Parts Co.	1,256	193,085
LKQ Corp.	3,198	167,991
		361,076
Diversified consumer services: 0.24%
Grand Canyon Education, Inc.†	5,975	700,569
H&R Block, Inc.	11,971	478,600
		1,179,169
Hotels, restaurants & leisure: 1.64%
Aramark	12,266	456,050
Booking Holdings, Inc.†	330	1,024,660
Boyd Gaming Corp.	2,204	147,381
Chipotle Mexican Grill, Inc.†	207	398,814
Darden Restaurants, Inc.	4,630	720,011
Domino’s Pizza, Inc.	734	284,352
Expedia Group, Inc.†	127	13,766
Hyatt Hotels Corp. Class A	871	97,909
Marriott International, Inc. Class A	2,088	424,929
McDonald’s Corp.	5,941	1,670,312
Royal Caribbean Cruises Ltd.†	1,485	146,926
Starbucks Corp.	12,144	1,183,311
Texas Roadhouse, Inc. Class A	7,247	754,413
Travel & Leisure Co.	6,204	249,401
Yum! Brands, Inc.	2,578	333,542
		7,905,777
Household durables: 0.32%
D.R. Horton, Inc.	1,614	192,098
Lennar Corp. Class A	1,003	119,447
Lennar Corp. Class B	2,595	276,783
NVR, Inc.†	60	382,640
PulteGroup, Inc.	3,303	271,044
Toll Brothers, Inc.	3,775	309,286
		1,551,298
The accompanying notes are an integral part of these financial statements.
4 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Leisure products: 0.08%
Brunswick Corp.	993	$78,566
Peloton Interactive, Inc. Class A†	28,021	178,774
Polaris, Inc.	1,171	131,258
		388,598
Specialty retail: 1.94%
AutoNation, Inc.†	4,381	688,211
Bath & Body Works, Inc.	2,322	85,612
Best Buy Co., Inc.	7,586	579,950
Dick’s Sporting Goods, Inc.	3,848	447,676
Gap, Inc.	8,202	94,979
Home Depot, Inc.	9,284	3,066,505
Lithia Motors, Inc.	78	24,026
Lowe’s Cos., Inc.	6,606	1,522,551
Murphy USA, Inc.	2,553	810,935
O’Reilly Automotive, Inc.†	114	107,126
Penske Automotive Group, Inc.	2,402	394,649
Ross Stores, Inc.	1,808	220,232
TJX Cos., Inc.	12,681	1,172,739
Tractor Supply Co.	349	76,256
Victoria’s Secret & Co.†	1,054	20,216
Wayfair, Inc. Class A†	552	38,149
		9,349,812
Textiles, apparel & luxury goods: 0.21%
Carter’s, Inc.	1,437	102,846
Deckers Outdoor Corp.†	247	130,685
NIKE, Inc. Class B	3,539	359,952
Ralph Lauren Corp.	2,188	255,187
Under Armour, Inc. Class A†	8,863	67,713
Under Armour, Inc. Class C†	11,778	81,150
		997,533
Consumer staples: 6.14%
Beverages: 1.60%
Boston Beer Co., Inc. Class A†	1,657	605,518
Coca-Cola Co.	38,274	2,289,933
Constellation Brands, Inc. Class A	1,394	363,221
Molson Coors Beverage Co. Class B	13,114	832,608
Monster Beverage Corp.†	8,407	482,646
PepsiCo, Inc.	17,733	3,155,055
		7,728,981
Consumer staples distribution & retail: 1.55%
BJ’s Wholesale Club Holdings, Inc.†	2,914	196,374
Casey’s General Stores, Inc.	1,180	288,404
Costco Wholesale Corp.	4,274	2,347,623
Kroger Co.	7,263	336,930
Performance Food Group Co.†	7,997	496,854
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail (continued)
Sysco Corp.	2,782	$193,766
Target Corp.	3,324	420,652
U.S. Foods Holding Corp.†	5,336	215,734
Walgreens Boots Alliance, Inc.	677	17,135
Walmart, Inc.	18,124	2,947,144
		7,460,616
Food products: 1.14%
Archer-Daniels-Midland Co.	8,952	709,894
Bunge Ltd.	1,672	191,143
Campbell Soup Co.	4,928	205,498
Conagra Brands, Inc.	9,862	294,677
Flowers Foods, Inc.	9,704	228,626
General Mills, Inc.	7,853	531,334
Hershey Co.	1,087	233,553
Ingredion, Inc.	6,865	706,477
J M Smucker Co.	4,040	585,598
Kellogg Co.	586	35,758
Kraft Heinz Co.	1,416	46,855
Lamb Weston Holdings, Inc.	7,327	713,723
Mondelez International, Inc. Class A	10,016	713,740
Post Holdings, Inc.†	3,278	294,069
		5,490,945
Household products: 1.23%
Clorox Co.	4,025	629,711
Colgate-Palmolive Co.	6,443	473,367
Kimberly-Clark Corp.	5,969	768,986
Procter & Gamble Co.	24,749	3,819,761
Reynolds Consumer Products, Inc.	9,164	250,086
		5,941,911
Personal care products: 0.12%
Coty, Inc. Class A†	45,880	530,373
Estee Lauder Cos., Inc. Class A	443	71,114
		601,487
Tobacco: 0.50%
Altria Group, Inc.	29,131	1,288,173
Philip Morris International, Inc.	11,585	1,112,855
		2,401,028
Energy: 3.55%
Energy equipment & services: 0.20%
Baker Hughes Co.	3,136	113,492
Schlumberger NV	5,037	296,981
TechnipFMC PLC	29,665	564,822
		975,295
The accompanying notes are an integral part of these financial statements.
6 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 3.35%
APA Corp.	3,424	$150,108
Cheniere Energy, Inc.	2,677	436,886
Chevron Corp.	17,813	2,869,674
ConocoPhillips	12,196	1,451,690
Devon Energy Corp.	417	21,304
EOG Resources, Inc.	4,061	522,326
Exxon Mobil Corp.	45,182	5,023,787
HF Sinclair Corp.	8,320	458,349
Marathon Petroleum Corp.	10,802	1,542,202
Occidental Petroleum Corp.	1,735	108,941
ONEOK, Inc.	2,674	174,345
Ovintiv, Inc.	2,650	124,444
Phillips 66	8,328	950,724
Pioneer Natural Resources Co.	1,689	401,864
Range Resources Corp.	1,962	63,530
Southwestern Energy Co.†	80,303	544,454
Targa Resources Corp.	1,178	101,602
Valero Energy Corp.	9,396	1,220,540
		16,166,770
Financials: 11.18%
Banks: 1.96%
Bank of America Corp.	67,303	1,929,577
Bank OZK	7,658	307,622
BOK Financial Corp.	1,973	163,976
Citigroup, Inc.	20,533	847,808
Comerica, Inc.	1,466	70,529
Fifth Third Bancorp	1,833	48,666
First Citizens BancShares, Inc. Class A	301	409,480
First Horizon Corp.	3,890	48,820
Huntington Bancshares, Inc.	4,954	54,940
JPMorgan Chase & Co.	34,118	4,992,487
NU Holdings Ltd. Class A†	7,998	54,786
PNC Financial Services Group, Inc.	1,028	124,110
Popular, Inc.	1,724	117,715
Regions Financial Corp.	3,700	67,858
U.S. Bancorp	6,041	220,678
		9,459,052
Capital markets: 2.85%
Affiliated Managers Group, Inc.	4,722	632,795
Ameriprise Financial, Inc.	2,190	739,300
Ares Management Corp. Class A	931	96,303
Bank of New York Mellon Corp.	16,876	757,226
BlackRock, Inc.	1,617	1,132,773
Cboe Global Markets, Inc.	5,459	817,267
Charles Schwab Corp.	8,954	529,629
Evercore, Inc. Class A	7,141	1,000,097
Franklin Resources, Inc.	1,140	30,484
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Capital markets (continued)
Goldman Sachs Group, Inc.	2,989	$979,525
Houlihan Lokey, Inc.	7,944	836,821
Interactive Brokers Group, Inc. Class A	4,918	447,931
Intercontinental Exchange, Inc.	1,966	231,968
Invesco Ltd.	29,959	476,947
Janus Henderson Group PLC	23,434	643,732
Jefferies Financial Group, Inc.	16,353	583,639
LPL Financial Holdings, Inc.	2,054	473,632
Moody’s Corp.	487	164,022
Morgan Stanley	11,495	978,799
Raymond James Financial, Inc.	730	76,351
S&P Global, Inc.	862	336,921
SEI Investments Co.	7,421	460,547
State Street Corp.	7,016	482,280
Stifel Financial Corp.	1,318	85,696
T Rowe Price Group, Inc.	1,991	223,450
TPG, Inc.	707	19,881
Virtu Financial, Inc. Class A	27,686	518,836
		13,756,852
Consumer finance: 0.30%
American Express Co.	3,622	572,240
Capital One Financial Corp.	724	74,130
OneMain Holdings, Inc.	8,735	362,590
SLM Corp.	27,315	388,966
Synchrony Financial	1,932	62,365
		1,460,291
Financial services: 4.10%
Berkshire Hathaway, Inc. Class B†	20,467	7,372,214
Equitable Holdings, Inc.	20,465	589,392
Euronet Worldwide, Inc.†	7,731	675,380
Fiserv, Inc.†	5,651	685,975
FleetCor Technologies, Inc.†	56	15,217
Mastercard, Inc. Class A	7,234	2,985,038
MGIC Investment Corp.	28,143	494,754
PayPal Holdings, Inc.†	3,002	187,655
Rocket Cos., Inc. Class A†	62,468	667,158
Shift4 Payments, Inc. Class A†	608	34,528
Toast, Inc. Class A†	3,320	73,604
UWM Holdings Corp.	207,473	1,236,539
Visa, Inc. Class A	14,986	3,681,761
Voya Financial, Inc.	10,166	708,367
Western Union Co.	28,377	350,456
		19,758,038
Insurance: 1.94%
Aflac, Inc.	6,331	472,103
Allstate Corp.	4,582	493,985
The accompanying notes are an integral part of these financial statements.
8 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Insurance (continued)
American International Group, Inc.	6,479	$379,151
Aon PLC Class A	1,049	349,726
Arch Capital Group Ltd.†	5,630	432,722
Axis Capital Holdings Ltd.	4,326	237,324
Brighthouse Financial, Inc.†	5,660	281,076
Chubb Ltd.	2,099	421,626
Everest Group Ltd.	1,098	396,027
First American Financial Corp.	1,463	90,238
Globe Life, Inc.	571	63,706
Hartford Financial Services Group, Inc.	6,297	452,250
Kemper Corp.	6,571	308,640
Marsh & McLennan Cos., Inc.	3,650	711,713
MetLife, Inc.	5,164	327,088
Old Republic International Corp.	12,253	335,120
Primerica, Inc.	1,149	230,903
Progressive Corp.	6,589	879,434
Prudential Financial, Inc.	2,618	247,846
Reinsurance Group of America, Inc.	3,930	544,777
RenaissanceRe Holdings Ltd.	544	102,212
Travelers Cos., Inc.	2,895	466,761
Unum Group	15,347	754,919
Willis Towers Watson PLC	1,686	348,597
		9,327,944
Mortgage real estate investment trusts (REITs): 0.03%
Rithm Capital Corp.	5,390	55,571
Starwood Property Trust, Inc.	3,473	70,953
		126,524
Health care: 12.99%
Biotechnology: 2.55%
AbbVie, Inc.	22,165	3,257,368
Alnylam Pharmaceuticals, Inc.†	278	54,994
Amgen, Inc.	6,024	1,544,192
Biogen, Inc.†	4,106	1,097,780
BioMarin Pharmaceutical, Inc.†	590	53,914
Exact Sciences Corp.†	6,078	508,546
Exelixis, Inc.†	156	3,493
Gilead Sciences, Inc.	29,251	2,237,117
Moderna, Inc.†	3,715	420,055
Neurocrine Biosciences, Inc.†	2,240	243,914
Regeneron Pharmaceuticals, Inc.†	1,696	1,401,727
Roivant Sciences Ltd.†	2,839	32,847
Sarepta Therapeutics, Inc.†	651	78,778
United Therapeutics Corp.†	1,016	227,950
Vertex Pharmaceuticals, Inc.†	3,286	1,144,645
		12,307,320
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies: 2.64%
Abbott Laboratories	18,251	$1,878,028
Align Technology, Inc.†	116	42,936
Baxter International, Inc.	3,966	161,020
Becton Dickinson & Co.	3,646	1,018,875
Boston Scientific Corp.†	24,394	1,315,812
Dentsply Sirona, Inc.	18,963	703,338
DexCom, Inc.†	1,027	103,706
Edwards Lifesciences Corp.†	595	45,500
Enovis Corp.†	8,464	474,323
Envista Holdings Corp.†	3,267	104,609
GE HealthCare Technologies, Inc.†	4,795	337,808
Globus Medical, Inc. Class A†	883	47,770
Hologic, Inc.†	5,687	425,046
ICU Medical, Inc.†	886	128,497
IDEXX Laboratories, Inc.†	888	454,132
Integra LifeSciences Holdings Corp.†	6,447	274,255
Intuitive Surgical, Inc.†	2,500	781,700
Masimo Corp.†	2,450	279,986
Medtronic PLC	12,622	1,028,693
Penumbra, Inc.†	2,011	531,910
STERIS PLC	102	23,418
Stryker Corp.	5,229	1,482,683
Teleflex, Inc.	1,179	250,820
Zimmer Biomet Holdings, Inc.	7,123	848,492
		12,743,357
Health care providers & services: 1.86%
Centene Corp.†	892	54,992
Cigna Group	3,934	1,086,807
CVS Health Corp.	6,751	439,963
DaVita, Inc.†	4,193	429,447
Elevance Health, Inc.	2,001	884,462
Encompass Health Corp.	4,992	354,632
HCA Healthcare, Inc.	2,387	661,915
Henry Schein, Inc.†	3,123	239,034
Humana, Inc.	861	397,463
Molina Healthcare, Inc.†	578	179,249
Tenet Healthcare Corp.†	2,096	162,566
UnitedHealth Group, Inc.	8,029	3,826,461
Universal Health Services, Inc. Class B	1,797	242,056
		8,959,047
Health care technology: 0.15%
Teladoc Health, Inc.†	32,035	725,272
Life sciences tools & services: 1.80%
10X Genomics, Inc. Class A†	2,690	139,476
Agilent Technologies, Inc.	4,248	514,305
Avantor, Inc.†	13,581	294,029
The accompanying notes are an integral part of these financial statements.
10 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Life sciences tools & services (continued)
Bio-Rad Laboratories, Inc. Class A†	272	$108,854
Bruker Corp.	7,125	467,400
Charles River Laboratories International, Inc.†	804	166,283
Danaher Corp.	4,811	1,274,915
Fortrea Holdings, Inc.†	10,860	299,193
ICON PLC†	1,254	325,965
IQVIA Holdings, Inc.†	2,925	651,193
Medpace Holdings, Inc.†	4,020	1,086,485
Mettler-Toledo International, Inc.†	473	573,976
QIAGEN NV†	2,966	134,923
Thermo Fisher Scientific, Inc.	3,526	1,964,335
Waters Corp.†	891	250,193
West Pharmaceutical Services, Inc.	1,002	407,714
		8,659,239
Pharmaceuticals: 3.99%
Bristol-Myers Squibb Co.	27,334	1,685,141
Elanco Animal Health, Inc.†	8,342	101,773
Eli Lilly & Co.	9,267	5,135,772
Johnson & Johnson	28,027	4,531,405
Merck & Co., Inc.	31,753	3,460,442
Organon & Co.	31,446	690,554
Perrigo Co. PLC	8,354	292,390
Pfizer, Inc.	48,037	1,699,549
Viatris, Inc.	107,683	1,157,592
Zoetis, Inc.	2,461	468,845
		19,223,463
Industrials: 8.88%
Aerospace & defense: 1.27%
Boeing Co.†	4,502	1,008,583
BWX Technologies, Inc.	5,475	403,836
Curtiss-Wright Corp.	300	62,397
General Dynamics Corp.	2,347	531,924
Howmet Aerospace, Inc.	2,373	117,392
Huntington Ingalls Industries, Inc.	2,119	466,858
L3Harris Technologies, Inc.	444	79,072
Lockheed Martin Corp.	3,251	1,457,586
Northrop Grumman Corp.	1,481	641,406
RTX Corp.	13,570	1,167,563
Spirit AeroSystems Holdings, Inc. Class A†	5,098	108,690
TransDigm Group, Inc.†	59	53,327
		6,098,634
Air freight & logistics: 0.52%
CH Robinson Worldwide, Inc.	4,403	398,163
Expeditors International of Washington, Inc.	5,823	679,603
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 11

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Air freight & logistics (continued)
FedEx Corp.	1,588	$414,500
United Parcel Service, Inc. Class B	6,068	1,027,919
		2,520,185
Building products: 0.62%
A O Smith Corp.	354	25,665
Builders FirstSource, Inc.†	7,507	1,088,815
Carrier Global Corp.	7,196	413,410
Fortune Brands Innovations, Inc.	881	60,807
Johnson Controls International PLC	4,758	281,008
Lennox International, Inc.	236	88,927
Masco Corp.	3,776	222,822
Owens Corning	2,252	324,085
Trane Technologies PLC	2,319	475,998
		2,981,537
Commercial services & supplies: 0.47%
Cintas Corp.	950	478,961
Clean Harbors, Inc.†	3,767	637,904
Copart, Inc.†	620	27,795
MSA Safety, Inc.	1,006	183,776
Republic Services, Inc.	231	33,294
Stericycle, Inc.†	6,991	309,072
Tetra Tech, Inc.	158	24,861
Waste Management, Inc.	3,569	559,548
		2,255,211
Construction & engineering: 0.13%
AECOM	393	34,486
EMCOR Group, Inc.	2,487	557,710
Quanta Services, Inc.	118	24,764
		616,960
Electrical equipment: 1.10%
Acuity Brands, Inc.	3,730	601,575
AMETEK, Inc.	2,720	433,867
Eaton Corp. PLC	5,601	1,290,302
Hubbell, Inc.	2,849	928,917
nVent Electric PLC	8,867	501,340
Rockwell Automation, Inc.	1,417	442,217
Sensata Technologies Holding plc	6,581	247,577
Vertiv Holdings Co.	21,592	850,509
		5,296,304
Ground transportation: 0.94%
Landstar System, Inc.	5,111	970,119
Old Dominion Freight Line, Inc.	42	17,950
Ryder System, Inc.	4,283	431,298
Schneider National, Inc. Class B	23,867	689,995
The accompanying notes are an integral part of these financial statements.
12 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Ground transportation (continued)
Uber Technologies, Inc.†	21,131	$998,017
U-Haul Holding Co.	9,652	549,874
Union Pacific Corp.	1,480	326,444
XPO, Inc.†	7,473	557,710
		4,541,407
Industrial conglomerates: 0.63%
3M Co.	1,647	175,685
General Electric Co.	15,691	1,795,992
Honeywell International, Inc.	5,783	1,086,857
		3,058,534
Machinery: 1.40%
AGCO Corp.	3,253	421,361
Allison Transmission Holdings, Inc.	6,046	365,481
Caterpillar, Inc.	5,142	1,445,571
CNH Industrial NV	34,294	472,571
Cummins, Inc.	570	131,123
Deere & Co.	2,043	839,550
Donaldson Co., Inc.	1,319	84,245
Esab Corp.	3,704	267,318
Flowserve Corp.	2,675	105,850
Gates Industrial Corp. PLC†	6,274	77,045
Illinois Tool Works, Inc.	2,172	537,244
Ingersoll Rand, Inc.	826	57,498
Lincoln Electric Holdings, Inc.	1,009	194,192
Oshkosh Corp.	1,044	108,399
Otis Worldwide Corp.	6,819	583,365
PACCAR, Inc.	7,555	621,701
Snap-on, Inc.	602	161,697
Timken Co.	2,370	181,115
Toro Co.	798	81,651
		6,736,977
Passenger airlines: 0.00%
Delta Air Lines, Inc.	281	12,049
Professional services: 1.55%
Automatic Data Processing, Inc.	1,695	431,564
Booz Allen Hamilton Holding Corp.	6,093	690,398
Broadridge Financial Solutions, Inc.	685	127,554
CACI International, Inc. Class A†	1,288	422,477
FTI Consulting, Inc.†	3,951	734,175
Genpact Ltd.	3,348	124,981
Jacobs Solutions, Inc.	1,927	259,798
KBR, Inc.	13,831	850,883
Leidos Holdings, Inc.	4,919	479,652
ManpowerGroup, Inc.	19,282	1,520,771
Robert Half International, Inc.	9,772	722,737
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 13

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Professional services (continued)
Science Applications International Corp.	7,191	$846,093
SS&C Technologies Holdings, Inc.	2,400	137,808
Verisk Analytics, Inc.	589	142,667
		7,491,558
Trading companies & distributors: 0.25%
Core & Main, Inc. Class A†	2,225	73,069
Ferguson PLC	949	153,320
MSC Industrial Direct Co., Inc. Class A	2,260	230,656
Watsco, Inc.	698	254,456
WESCO International, Inc.	1,781	288,255
WW Grainger, Inc.	314	224,240
		1,223,996
Information technology: 27.65%
Communications equipment: 0.93%
Arista Networks, Inc.†	2,082	406,469
Ciena Corp.†	2,082	104,058
Cisco Systems, Inc.	48,128	2,760,141
Juniper Networks, Inc.	23,051	671,245
Motorola Solutions, Inc.	2,009	569,692
		4,511,605
Electronic equipment, instruments & components: 0.92%
Amphenol Corp. Class A	691	61,071
Arrow Electronics, Inc.†	5,961	795,376
Avnet, Inc.	17,329	879,447
CDW Corp.	961	202,915
Crane NXT Co.	6,458	383,347
Jabil, Inc.	11,529	1,319,148
TD SYNNEX Corp.	4,994	508,139
Vontier Corp.	8,886	279,109
		4,428,552
IT services: 1.83%
Accenture PLC Class A	6,786	2,197,103
Akamai Technologies, Inc.†	1,778	186,850
Amdocs Ltd.	11,359	1,013,223
Cognizant Technology Solutions Corp. Class A	10,247	733,788
DXC Technology Co.†	40,921	848,702
Gartner, Inc.†	2,303	805,313
GoDaddy, Inc. Class A†	1,981	143,642
International Business Machines Corp.	11,932	1,751,976
Kyndryl Holdings, Inc.†	52,540	886,875
VeriSign, Inc.†	1,142	237,296
		8,804,768
Semiconductors & semiconductor equipment: 6.47%
Advanced Micro Devices, Inc.†	11,715	1,238,510
The accompanying notes are an integral part of these financial statements.
14 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Allegro MicroSystems, Inc.†	3,953	$151,202
Analog Devices, Inc.	3,832	696,581
Applied Materials, Inc.	11,424	1,745,130
Broadcom, Inc.	4,578	4,224,990
Cirrus Logic, Inc.†	7,349	602,912
First Solar, Inc.†	2,667	504,383
Intel Corp.	36,717	1,290,235
KLA Corp.	1,581	793,456
Lam Research Corp.	1,600	1,123,840
Lattice Semiconductor Corp.†	1,012	98,427
Marvell Technology, Inc.	2,494	145,276
Microchip Technology, Inc.	9,643	789,183
Micron Technology, Inc.	3,161	221,080
NVIDIA Corp.	26,182	12,922,126
ON Semiconductor Corp.†	5,073	499,488
Qorvo, Inc.†	3,291	353,421
QUALCOMM, Inc.	11,794	1,350,767
Skyworks Solutions, Inc.	3,815	414,843
Teradyne, Inc.	5,554	599,110
Texas Instruments, Inc.	8,544	1,435,905
		31,200,865
Software: 10.85%
Adobe, Inc.†	4,940	2,763,140
Alteryx, Inc. Class A†	12,665	373,871
ANSYS, Inc.†	247	78,761
Atlassian Corp. Class A†	440	89,786
Autodesk, Inc.†	1,052	233,481
Cadence Design Systems, Inc.†	2,459	591,242
CCC Intelligent Solutions Holdings, Inc.†	9,100	97,370
DocuSign, Inc.†	4,495	226,098
Dolby Laboratories, Inc. Class A	9,612	811,926
DoubleVerify Holdings, Inc.†	5,385	182,067
Dropbox, Inc. Class A†	42,880	1,191,635
Dynatrace, Inc.†	5,916	285,151
Fair Isaac Corp.†	1,045	945,297
Five9, Inc.†	672	48,633
Fortinet, Inc.†	11,686	703,614
Guidewire Software, Inc.†	1,941	167,761
HubSpot, Inc.†	506	276,539
Intuit, Inc.	1,960	1,061,948
Manhattan Associates, Inc.†	3,827	775,427
Microsoft Corp.	82,398	27,006,768
NCR Corp.†	33,947	1,044,210
Nutanix, Inc. Class A†	30,224	939,966
Oracle Corp.	19,764	2,379,388
Palantir Technologies, Inc. Class A†	1,624	24,327
Palo Alto Networks, Inc.†	3,101	754,473
Pegasystems, Inc.	23,514	1,167,705
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 15

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Software (continued)
PTC, Inc.†	249	$36,645
RingCentral, Inc. Class A†	24,744	765,332
Roper Technologies, Inc.	600	299,436
Salesforce, Inc.†	9,441	2,090,804
ServiceNow, Inc.†	1,741	1,025,153
Smartsheet, Inc. Class A†	7,008	292,444
Splunk, Inc.†	3,382	410,101
Synopsys, Inc.†	1,227	563,058
Teradata Corp.†	27,670	1,280,291
Tyler Technologies, Inc.†	605	241,050
Workday, Inc. Class A†	3,302	807,339
Zoom Video Communications, Inc. Class A†	3,755	266,718
		52,298,955
Technology hardware, storage & peripherals: 6.65%
Apple, Inc.	163,456	30,708,479
Hewlett Packard Enterprise Co.	36,659	622,836
HP, Inc.	22,187	659,176
NetApp, Inc.	914	70,104
		32,060,595
Materials: 2.62%
Chemicals: 1.51%
Air Products & Chemicals, Inc.	552	163,110
Axalta Coating Systems Ltd.†	16,575	469,072
Chemours Co.	10,146	345,167
Dow, Inc.	11,721	639,498
Eastman Chemical Co.	2,854	242,619
Huntsman Corp.	14,480	403,558
Linde PLC	4,763	1,843,472
LyondellBasell Industries NV Class A	7,098	701,069
NewMarket Corp.	1,772	832,202
Olin Corp.	8,893	515,972
PPG Industries, Inc.	3,744	530,749
Scotts Miracle-Gro Co.	4,431	251,060
Sherwin-Williams Co.	1,197	325,249
Westlake Corp.	60	7,859
		7,270,656
Construction materials: 0.05%
Eagle Materials, Inc.	1,215	230,024
Containers & packaging: 0.37%
Berry Global Group, Inc.	9,159	598,449
Crown Holdings, Inc.	1,634	151,407
Graphic Packaging Holding Co.	15,934	354,372
International Paper Co.	2,735	95,506
Silgan Holdings, Inc.	12,733	574,640
		1,774,374
The accompanying notes are an integral part of these financial statements.
16 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Metals & mining: 0.69%
Cleveland-Cliffs, Inc.†	27,506	$420,567
Freeport-McMoRan, Inc.	1,105	44,101
Newmont Corp.	5,199	204,945
Nucor Corp.	2,854	491,173
Reliance Steel & Aluminum Co.	3,137	893,919
Steel Dynamics, Inc.	6,747	719,163
U.S. Steel Corp.	18,811	584,834
		3,358,702
Real estate: 2.58%
Health care REITs: 0.20%
Medical Properties Trust, Inc.	33,905	244,794
Omega Healthcare Investors, Inc.	11,343	360,934
Ventas, Inc.	3,576	156,200
Welltower, Inc.	2,177	180,430
		942,358
Hotel & resort REITs: 0.34%
Host Hotels & Resorts, Inc.	55,741	880,150
Park Hotels & Resorts, Inc.	58,089	745,282
		1,625,432
Industrial REITs : 0.34%
Americold Realty Trust, Inc.	22,493	756,890
First Industrial Realty Trust, Inc.	2,380	123,617
Prologis, Inc.	4,222	524,372
STAG Industrial, Inc.	5,807	212,130
		1,617,009
Office REITs : 0.01%
Highwoods Properties, Inc.	2,063	49,161
Real estate management & development: 0.21%
CBRE Group, Inc. Class A†	5,279	448,979
Jones Lang LaSalle, Inc.†	1,501	259,373
Zillow Group, Inc. Class A†	6,241	317,792
		1,026,144
Residential REITs : 0.06%
AvalonBay Communities, Inc.	432	79,410
Equity LifeStyle Properties, Inc.	1,826	122,269
Equity Residential	1,614	104,636
		306,315
Retail REITs : 0.28%
Brixmor Property Group, Inc.	14,570	320,249
Federal Realty Investment Trust	666	65,228
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 17

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Retail REITs (continued)
Regency Centers Corp.	3,087	$192,011
Simon Property Group, Inc.	7,033	798,175
		1,375,663
Specialized REITs : 1.14%
American Tower Corp.	2,359	427,734
Crown Castle, Inc.	129	12,965
CubeSmart	8,257	344,399
Digital Realty Trust, Inc.	1,780	234,462
EPR Properties	7,050	315,699
Equinix, Inc.	1,170	914,215
Gaming & Leisure Properties, Inc.	2,948	139,735
Iron Mountain, Inc.	16,223	1,030,809
Lamar Advertising Co. Class A	5,542	505,541
Public Storage	1,798	496,931
Rayonier, Inc.	8,587	256,751
Weyerhaeuser Co.	25,158	823,925
		5,503,166
Utilities: 2.38%
Electric utilities: 1.42%
American Electric Power Co., Inc.	2,614	204,938
Constellation Energy Corp.	11,130	1,159,301
Duke Energy Corp.	2,399	213,031
Edison International	6,654	458,128
Entergy Corp.	1,917	182,594
Exelon Corp.	12,532	502,784
FirstEnergy Corp.	8,852	319,292
NextEra Energy, Inc.	10,051	671,407
NRG Energy, Inc.	30,541	1,146,814
OGE Energy Corp.	1,794	61,086
PG&E Corp.†	57,711	940,689
Pinnacle West Capital Corp.	4,651	359,383
Southern Co.	8,071	546,649
Xcel Energy, Inc.	1,641	93,750
		6,859,846
Gas utilities: 0.10%
Atmos Energy Corp.	310	35,944
UGI Corp.	17,231	433,877
		469,821
Independent power and renewable electricity producers: 0.10%
AES Corp.	8,132	145,807
Clearway Energy, Inc. Class A	9,422	220,851
Vistra Corp.	4,109	129,105
		495,763
The accompanying notes are an integral part of these financial statements.
18 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Multi-utilities: 0.66%
Ameren Corp.	1,975	$156,558
CenterPoint Energy, Inc.	10,837	302,244
CMS Energy Corp.	5,113	287,299
Consolidated Edison, Inc.	6,711	597,011
DTE Energy Co.	3,896	402,768
NiSource, Inc.	7,668	205,196
Public Service Enterprise Group, Inc.	11,019	673,041
Sempra Energy	4,306	302,367
WEC Energy Group, Inc.	2,855	240,163
		3,166,647
Water utilities: 0.10%
American Water Works Co., Inc.	3,139	435,505
Essential Utilities, Inc.	1,427	52,656
		488,161
Total common stocks (Cost $349,991,534)		464,210,606

		Yield
Short-term investments: 3.18%
Investment companies: 3.18%
Allspring Government Money Market Fund Select Class♠∞		5.26%	15,328,636	15,328,636
Total short-term investments (Cost $15,328,636)				15,328,636
Total investments in securities (Cost $365,320,170)	99.45%			479,539,242
Other assets and liabilities, net	0.55			2,654,419
Total net assets	100.00%			$482,193,661

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,693,994	$51,785,564	$(52,150,922)	$0	$0	$15,328,636	15,328,636	$242,458
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 19

Portfolio of investments—August 31, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	73	9-15-2023	$16,543,823	$16,483,400	$0	$(60,423)
The accompanying notes are an integral part of these financial statements.
20 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Statement of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $349,991,534)	$464,210,606
Investments in affiliated securities, at value (cost $15,328,636)	15,328,636
Cash	25
Cash at broker segregated for futures contracts	2,000,000
Receivable for dividends	755,187
Prepaid expenses and other assets	1,203
Total assets	482,295,657
Liabilities
Advisory fee payable	30,623
Payable for daily variation margin on open futures contracts	30,112
Custody and accounting fees payable	25,666
Professional fees payable	13,201
Accrued expenses and other liabilities	2,394
Total liabilities	101,996
Total net assets	$482,193,661
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 21

Statement of operations—six months ended August 31, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $17,786)	$3,927,773
Income from affiliated securities	242,458
Interest	46,560
Total investment income	4,216,791
Expenses
Advisory fee	239,523
Custody and accounting fees	6,923
Professional fees	27,070
Interest holder report expenses	2,967
Trustees’ fees and expenses	10,781
Other fees and expenses	15,518
Total expenses	302,782
Less: Fee waivers and/or expense reimbursements	(58,469)
Net expenses	244,313
Net investment income	3,972,478
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	10,019,119
Futures contracts	710,688
Net realized gains on investments	10,729,807
Net change in unrealized gains (losses) on
Unaffiliated securities	45,033,559
Futures contracts	362,273
Net change in unrealized gains (losses) on investments	45,395,832
Net realized and unrealized gains (losses) on investments	56,125,639
Net increase in net assets resulting from operations	$60,098,117
The accompanying notes are an integral part of these financial statements.
22 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended August 31, 2023 (unaudited)	Year ended February 28, 2023
Operations
Net investment income	$3,972,478	$8,062,829
Net realized gains on investments	10,729,807	57,183,218
Net change in unrealized gains (losses) on investments	45,395,832	(100,774,452)
Net increase (decrease) in net assets resulting from operations	60,098,117	(35,528,405)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	2,712,801	110,598,690
Withdrawals	(56,477,593)	(349,948,040)
Net decrease in net assets resulting from capital transactions	(53,764,792)	(239,349,350)
Total increase (decrease) in net assets	6,333,325	(274,877,755)
Net assets
Beginning of period	475,860,336	750,738,091
End of period	$482,193,661	$475,860,336
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 23

Financial highlights
Financial highlights

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
		2023	2022	2021	2020[1]	2019
Total return[2]	13.41%	(6.54)%	15.65%	24.03%	4.00%	7.60%
Ratios to average net assets (annualized)
Gross expenses	0.13%	0.13%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.10%*	0.10%*	0.10%*	0.10%*	0.11%	0.11%
Net investment income	1.66%	1.54%	1.23%	1.72%	2.10%	2.09%
Supplemental data
Portfolio turnover rate	27%	47%	50%	71%	25%	23%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2023 (unaudited)	0.03%
Year ended February 28, 2023	0.03%
Year ended February 28, 2022	0.02%
Year ended February 28, 2021	0.02%

[1]	Year ended February 29
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced U.S. Large Cap Equity Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio  is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio  fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 25

Notes to financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes was $366,963,117 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$124,668,748
Gross unrealized losses	(12,153,046)
Net unrealized gains	$112,515,702
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$39,988,047	$0	$0	$39,988,047
Consumer discretionary	48,251,193	0	0	48,251,193
Consumer staples	29,624,968	0	0	29,624,968
Energy	17,142,065	0	0	17,142,065
Financials	53,888,701	0	0	53,888,701
Health care	62,617,698	0	0	62,617,698
Industrials	42,833,352	0	0	42,833,352
Information technology	133,305,340	0	0	133,305,340
Materials	12,633,756	0	0	12,633,756
Real estate	12,445,248	0	0	12,445,248
Utilities	11,480,238	0	0	11,480,238
Short-term investments
Investment companies	15,328,636	0	0	15,328,636
Total assets	$479,539,242	$0	$0	$479,539,242
Liabilities
Futures contracts	$60,423	$0	$0	$60,423
Total liabilities	$60,423	$0	$0	$60,423
26 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to financial statements (unaudited)
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the six months ended August 31, 2023, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended August 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2023 were $124,525,685 and $172,810,631, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $12,152,807 in long futures contracts during the six months ended August 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by the Portfolio under the agreement.
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 27

Notes to financial statements (unaudited)
8.
CONCENTRATION  RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
28 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

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Other information (unaudited)
Board consideration of investment advisory and sub-advisory agreements:
Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the portfolios of the Trust identified in the table below (individually, a “Portfolio” and collectively, the “Portfolios”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) with the Sub-Advisers(s) identified in the table below (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for the corresponding Portfolio identified. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
Master Portfolios	Sub-Adviser
Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Allspring Global Investments, LLC
Allspring Emerging Markets Bond Portfolio	Allspring Global Investments, LLC, Allspring Global Investments (UK) Limited
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced International Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring High Yield Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Investment Grade Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Strategic Retirement Bond Portfolio	Allspring Global Investments, LLC
Allspring U.S. REIT Portfolio	Allspring Global Investments, LLC
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 33

Other information (unaudited)
After its deliberations, the Board unanimously determined that the compensation or the absence of compensation payable to Allspring Funds Management and each of the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolios as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolios by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolios. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolios’ liquidity risk management program, and the derivatives risk management program for Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio and Allspring Factor Enhanced U.S. Large Cap Equity Portfolio. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board considered the investment performance results for each of the Portfolios over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Portfolios (each, a “Universe”), and in comparison to each Portfolios’ benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted the short performance history of the Portfolios.
With respect to the investment performance of each Portfolio relative to its respective Universe, the Board noted the following: (i) the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Corporate Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ii) the investment performance of Allspring Emerging Markets Bond Portfolio was lower than the average investment performance of the Universe for the one- and three-year periods and was in range of the average investment performance of the Universe for the five-year period; the investment performance of Allspring Emerging Markets Bond Portfolio was higher than the investment performance of its benchmark index, the J.P. Morgan EM Bond Global Diversified Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (iii) the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the average investment performance of the Universe for the one-year period and was lower than the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (iv) the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI World ex US Index (Net), for all periods under review; (v) the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and was lower than the average investment performance of the Universe for the three-year period; the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the investment performance of its benchmark index, the Russell 1000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vi) the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was higher than the

34 | Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Other information (unaudited)
investment performance of its benchmark index, the Russell 2000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vii) the investment performance of Allspring High Yield Corporate Bond Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring High Yield Corporate Bond Portfolio was in range of the investment performance of its benchmark index, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (viii) the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and in rage of the average investment performance of the Universe for the three-year period; the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Corporate Bond Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ix) the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the investment performance of its benchmark index, the Strategic Retirement Blended Index, for the one- and three-year periods and was in range of the investment performance of its benchmark index for the five-year period; (x) the investment performance of Allspring U.S. REIT Portfolio was lower than the average investment performance of the Universe for the one-year period and was in range of the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring U.S. REIT Portfolio was higher than the investment performance of its benchmark index, the Dow Jones U.S. Select REIT Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each of Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring High Yield Corporate Bond Portfolio relative to such Portfolio’s Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected each Portfolio’s investment performance.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged to the Portfolios, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolios (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolios’ investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolios to Allspring Funds Management under the Advisory Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Portfolios’ Advisory Rates with the average contractual investment advisory fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the Portfolios in the expense Groups. The Board noted that the Advisory Rates of the Portfolios were lower than or in range of the mean rates for the Portfolios’ expense Groups.
The Board also received and considered information about the portions of the total advisory fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
For all Portfolios, except Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring U.S. REIT Portfolio, Allspring Investment Grade Corporate Bond Portfolio, and Allspring Strategic Retirement Bond Portfolio, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Portfolios. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

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Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolios and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolios to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolios, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolios’ advisory fee structure, which operate generally to reduce the Portfolios’ expense ratios as the Portfolios grow in size, and the size of the Portfolios in relation to such breakpoints. The Board considered that in addition to advisory fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolios, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolios and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Portfolios. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolios and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Portfolios. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and fees earned in the past by Allspring Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

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Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio’s investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Portfolios related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Portfolio’s, including the Portfolio’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio
Semi-Annual Report
August 31, 2023

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 1

Portfolio information (unaudited)

Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio manager	Harindra de Silva, Ph.D., CFA, Monisha Jayakumar

Ten largest holdings (%) as of August 31, 2023[1]
Super Micro Computer, Inc.	0.45
Atkore, Inc.	0.37
SPS Commerce, Inc.	0.31
Winnebago Industries, Inc.	0.30
Commercial Metals Co.	0.29
Qualys, Inc.	0.29
Workiva, Inc.	0.28
Chord Energy Corp.	0.27
Encore Wire Corp.	0.27
Weatherford International PLC	0.27

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of August 31, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.29%
Communication services: 2.82%
Diversified telecommunication services: 0.83%
Bandwidth, Inc. Class A†	13,552	$194,742
Charge Enterprises, Inc.†	39,243	21,325
Cogent Communications Holdings, Inc.	1,746	123,233
IDT Corp. Class B†	5,284	123,540
Liberty Latin America Ltd. Class A†	23,859	213,299
Liberty Latin America Ltd. Class C†	19,321	173,116
Lumen Technologies, Inc.†	79,471	126,359
Ooma, Inc.†	2,119	29,857
		1,005,471
Entertainment: 0.24%
Akazoo SA♦†	5,400	0
Cinemark Holdings, Inc.†	5,262	85,665
IMAX Corp.†	1,574	30,111
Lions Gate Entertainment Corp. Class A†	1,787	14,153
Lions Gate Entertainment Corp. Class B†	2,827	21,061
Madison Square Garden Entertainment Corp.†	2,253	72,299
Marcus Corp.	1,678	25,489
Playstudios, Inc.†	7,663	27,280
Sphere Entertainment Co.†	272	9,536
		285,594
Interactive media & services: 0.88%
Cargurus, Inc.†	4,416	79,974
Cars.com, Inc.†	6,243	116,682
DHI Group, Inc.†	11,145	42,017
Eventbrite, Inc. Class A†	1,112	11,265
EverQuote, Inc. Class A†	9,952	61,503
fuboTV, Inc.†	8,242	19,286
Liberty TripAdvisor Holdings, Inc. Class B†	881	27,267
MediaAlpha, Inc. Class A†	8,235	69,092
Nextdoor Holdings, Inc.†	3,767	8,174
Outbrain, Inc.†	3,047	17,398
QuinStreet, Inc.†	6,838	67,696
Shutterstock, Inc.	3,009	126,709
TrueCar, Inc.†	14,022	33,513
Vimeo, Inc.†	4,239	16,871
Yelp, Inc.†	3,767	161,416
Ziff Davis, Inc.†	2,443	162,826
ZipRecruiter, Inc. Class A†	2,824	42,896
		1,064,585
Media: 0.74%
Advantage Solutions, Inc.†	2,502	7,006
AMC Networks, Inc. Class A†	5,924	68,955
Clear Channel Outdoor Holdings, Inc.†	12,022	17,432
Emerald Holding, Inc.†	12,630	53,299
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Media (continued)
Entravision Communications Corp. Class A	8,832	$33,827
EW Scripps Co. Class A†	8,375	63,985
Gannett Co., Inc.†	14,141	41,150
Gray Television, Inc.	3,150	25,389
iHeartMedia, Inc. Class A†	5,321	19,209
John Wiley & Sons, Inc. Class A	46	1,709
Magnite, Inc.†	2,704	22,308
Scholastic Corp.	111	4,823
Sinclair, Inc.	13,735	173,336
Stagwell, Inc.†	16,786	91,484
TEGNA, Inc.	6,299	104,122
Thryv Holdings, Inc.†	2,323	47,366
Urban One, Inc.†	8,024	43,249
Urban One, Inc. XNCM†	13,886	77,206
		895,855
Wireless telecommunication services: 0.13%
NII Holdings, Inc.♦‡†	14,979	7,489
Spok Holdings, Inc.	8,973	127,776
Telephone & Data Systems, Inc.	1,253	26,927
		162,192
Consumer discretionary: 9.70%
Automobile components: 1.45%
Adient PLC†	5,451	213,516
American Axle & Manufacturing Holdings, Inc.†	13,102	98,920
Cooper-Standard Holdings, Inc.†	4,185	62,524
Dana, Inc.	7,214	116,217
Dorman Products, Inc.†	35	2,888
Fox Factory Holding Corp.†	1,770	196,134
Gentherm, Inc.†	638	38,414
Goodyear Tire & Rubber Co.†	14,641	189,015
LCI Industries	1,235	154,721
Modine Manufacturing Co.†	4,731	225,148
Patrick Industries, Inc.	2,048	171,295
Standard Motor Products, Inc.	938	34,734
Stoneridge, Inc.†	156	3,206
Visteon Corp.†	1,308	182,165
XPEL, Inc.†	853	71,055
		1,759,952
Automobiles: 0.37%
Livewire Group, Inc.†	1,157	12,935
Winnebago Industries, Inc.	5,628	364,976
Workhorse Group, Inc.†	91,906	72,440
		450,351
The accompanying notes are an integral part of these financial statements.
4 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Broadline retail: 0.15%
Dillard’s, Inc. Class A	509	$175,666
Qurate Retail, Inc. Class B†	361	2,242
		177,908
Diversified consumer services: 1.05%
2U, Inc.†	8,577	27,189
Adtalem Global Education, Inc.†	1,951	85,551
Carriage Services, Inc.	872	26,875
Chegg, Inc.†	16,126	164,647
Coursera, Inc.†	1,115	19,390
Duolingo, Inc.†	574	84,470
Frontdoor, Inc.†	4,618	151,563
Graham Holdings Co. Class B	142	83,259
Laureate Education, Inc.	11,839	164,917
Lincoln Educational Services Corp.†	5,928	50,566
Nerdy, Inc.†	7,752	36,279
OneSpaWorld Holdings Ltd.†	11,408	130,508
Perdoceo Education Corp.	3,774	62,535
Strategic Education, Inc.	717	55,568
Stride, Inc.†	2,554	108,519
WW International, Inc.†	1,575	15,293
		1,267,129
Hotels, restaurants & leisure: 1.98%
Biglari Holdings, Inc. Class B†	333	61,938
BJ’s Restaurants, Inc.†	1,471	43,262
Bloomin’ Brands, Inc.	6,227	174,730
Bluegreen Vacations Holding Corp.	658	23,596
Bowlero Corp.†	5,752	63,272
Brinker International, Inc.†	4,044	132,360
Cheesecake Factory, Inc.	3,238	103,130
Chuy’s Holdings, Inc.†	2,072	78,943
Cracker Barrel Old Country Store, Inc.	1,289	106,252
Dave & Buster’s Entertainment, Inc.†	516	20,263
Denny’s Corp.†	4,472	42,618
Dine Brands Global, Inc.	807	44,207
El Pollo Loco Holdings, Inc.	2,162	20,561
Everi Holdings, Inc.†	433	6,261
Golden Entertainment, Inc.	1,048	38,158
Hilton Grand Vacations, Inc.†	2,912	127,313
Inspired Entertainment, Inc.†	7,419	97,782
International Game Technology PLC	5,111	163,654
Jack in the Box, Inc.	233	18,726
Light & Wonder, Inc.†	3,114	238,750
Monarch Casino & Resort, Inc.	602	40,575
Nathan’s Famous, Inc.	1,516	110,228
Noodles & Co.†	15,824	43,991
ONE Group Hospitality, Inc.†	2,494	17,084
Papa John’s International, Inc.	1,394	105,526
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Hotels, restaurants & leisure (continued)
PlayAGS, Inc.†	2,860	$19,534
Potbelly Corp.†	4,609	36,826
RCI Hospitality Holdings, Inc.	420	27,418
Red Robin Gourmet Burgers, Inc.†	2,472	25,635
Red Rock Resorts, Inc. Class A	2,959	129,989
Sabre Corp.†	1,852	9,260
SeaWorld Entertainment, Inc.†	3,543	172,544
Shake Shack, Inc. Class A†	749	52,430
		2,396,816
Household durables: 1.73%
Beazer Homes USA, Inc.†	2,613	76,587
Cavco Industries, Inc.†	326	91,123
Century Communities, Inc.	1,697	126,002
Cricut, Inc. Class A	4,920	46,543
Dream Finders Homes, Inc. Class A†	2,068	59,600
Ethan Allen Interiors, Inc.	1,520	47,698
Green Brick Partners, Inc.†	1,677	82,944
Hovnanian Enterprises, Inc. Class A†	526	62,510
Installed Building Products, Inc.	660	95,522
KB Home	3,852	195,682
La-Z-Boy, Inc.	1,597	49,267
LGI Homes, Inc.†	322	39,638
M/I Homes, Inc.†	1,756	172,404
MDC Holdings, Inc.	2,331	110,606
Meritage Homes Corp.	1,689	234,838
Skyline Champion Corp.†	1,514	107,903
Taylor Morrison Home Corp.†	6,059	287,197
Tri Pointe Homes, Inc.†	6,728	209,241
		2,095,305
Leisure products: 0.27%
Acushnet Holdings Corp.	419	24,532
JAKKS Pacific, Inc.†	4,625	91,020
Johnson Outdoors, Inc. Class A	190	10,623
Malibu Boats, Inc. Class A†	1,763	85,611
Marine Products Corp.	444	6,212
MasterCraft Boat Holdings, Inc.†	4,541	98,812
Sturm Ruger & Co., Inc.	203	10,471
Vista Outdoor, Inc.†	28	819
		328,100
Specialty retail: 2.20%
Abercrombie & Fitch Co. Class A†	2,455	131,956
Academy Sports & Outdoors, Inc.	4,075	222,373
American Eagle Outfitters, Inc.	6,735	114,226
Asbury Automotive Group, Inc.†	1,131	260,130
Boot Barn Holdings, Inc.†	579	53,123
Buckle, Inc.	2,706	98,877
The accompanying notes are an integral part of these financial statements.
6 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Specialty retail (continued)
Build-A-Bear Workshop, Inc.	3,236	$85,333
Caleres, Inc.	1,843	52,839
Camping World Holdings, Inc. Class A	2,202	54,455
Carvana Co.†	1,370	68,979
Chico’s FAS, Inc.†	11,427	58,621
Designer Brands, Inc. Class A	2,917	30,658
Destination XL Group, Inc.†	6,901	31,469
Foot Locker, Inc.	4,362	85,582
Genesco, Inc.†	553	18,957
Group 1 Automotive, Inc.	884	233,747
Guess?, Inc.	1,810	43,549
Haverty Furniture Cos., Inc.	2,538	79,439
Hibbett, Inc.	964	44,643
J Jill, Inc.†	2,733	68,626
National Vision Holdings, Inc.†	623	11,407
ODP Corp.†	1,899	93,659
Overstock.com, Inc.†	1,164	30,392
Party City Holdco, Inc.†	82,206	830
Sally Beauty Holdings, Inc.†	9,816	99,731
Shoe Carnival, Inc.	352	8,142
Signet Jewelers Ltd.	1,855	139,125
Sleep Number Corp.†	353	9,030
Sonic Automotive, Inc. Class A	1,468	78,274
Stitch Fix, Inc. Class A†	331	1,453
Tile Shop Holdings, Inc.†	4,578	27,102
Torrid Holdings, Inc.†	24,328	54,981
Upbound Group, Inc.	4,150	127,073
Urban Outfitters, Inc.†	2,588	85,947
Winmark Corp.	174	66,212
		2,670,940
Textiles, apparel & luxury goods: 0.50%
Fossil Group, Inc.†	10,017	21,236
Kontoor Brands, Inc.	4,720	216,129
Movado Group, Inc.	527	14,413
Oxford Industries, Inc.	778	78,570
Rocky Brands, Inc.	3,143	55,851
Steven Madden Ltd.	4,777	164,807
Vera Bradley, Inc.†	6,626	47,508
Wolverine World Wide, Inc.	758	6,125
		604,639
Consumer staples: 2.91%
Beverages: 0.37%
Coca-Cola Consolidated, Inc.	246	171,929
MGP Ingredients, Inc.	447	53,595
National Beverage Corp.†	577	29,606
Primo Water Corp.	5,114	78,040
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Beverages (continued)
Vita Coco Co., Inc.†	2,774	$78,477
Zevia PBC Class A†	14,013	36,013
		447,660
Consumer staples distribution & retail: 0.37%
Andersons, Inc.	2,157	110,784
PriceSmart, Inc.	461	36,640
Sprouts Farmers Market, Inc.†	4,474	182,494
United Natural Foods, Inc.†	5,573	112,185
		442,103
Food products: 1.08%
Beyond Meat, Inc.†	1,200	14,160
Calavo Growers, Inc.	715	23,566
Cal-Maine Foods, Inc.	2,916	139,356
Dole PLC	10,972	130,786
Fresh Del Monte Produce, Inc.	1,642	41,953
Hostess Brands, Inc.†	5,940	169,171
J & J Snack Foods Corp.	487	78,957
John B Sanfilippo & Son, Inc.	1,696	170,194
Lancaster Colony Corp.	1,083	178,901
Limoneira Co.	4,162	64,136
Simply Good Foods Co.†	4,096	147,784
TreeHouse Foods, Inc.†	2,819	131,140
Utz Brands, Inc.	558	8,616
Vital Farms, Inc.†	1,236	14,560
		1,313,280
Household products: 0.19%
Central Garden & Pet Co.†	874	38,578
Central Garden & Pet Co. Class A†	554	22,603
Energizer Holdings, Inc.	2,768	95,081
WD-40 Co.	314	67,469
		223,731
Personal care products: 0.81%
BellRing Brands, Inc.†	6,588	273,402
Edgewell Personal Care Co.	1,337	51,555
elf Beauty, Inc.†	2,212	306,827
Herbalife Ltd.†	9,545	143,366
Inter Parfums, Inc.	469	65,533
Medifast, Inc.	1,258	106,100
Nu Skin Enterprises, Inc. Class A	1,415	33,804
		980,587
Tobacco: 0.09%
Vector Group Ltd.	10,400	111,384
The accompanying notes are an integral part of these financial statements.
8 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Energy: 6.55%
Energy equipment & services: 1.99%
Archrock, Inc.	4,593	$58,745
Bristow Group, Inc.†	932	25,816
Cactus, Inc. Class A	1,503	80,170
ChampionX Corp.	7,902	285,183
Core Laboratories, Inc.	1,302	31,300
Diamond Offshore Drilling, Inc.†	5,241	77,934
Expro Group Holdings NV†	1,952	45,892
Helmerich & Payne, Inc.	3,475	138,965
Liberty Energy, Inc.	11,232	179,150
Mammoth Energy Services, Inc.†	8,089	37,452
Nabors Industries Ltd.†	292	32,322
Noble Corp. PLC	2,609	137,599
Oceaneering International, Inc.†	4,023	91,684
Oil States International, Inc.†	944	7,401
Patterson-UTI Energy, Inc.	8,601	121,618
ProPetro Holding Corp.†	599	5,774
Ranger Energy Services, Inc.	7,391	88,027
RPC, Inc.	5,780	46,182
Seadrill Ltd.†	3,283	159,718
Select Water Solutions, Inc. Class A	3,464	27,885
Tidewater, Inc.†	1,322	85,970
U.S. Silica Holdings, Inc.†	5,162	63,647
Valaris Ltd.†	3,351	252,397
Weatherford International PLC†	3,753	332,216
		2,413,047
Oil, gas & consumable fuels: 4.56%
Amplify Energy Corp.†	14,912	97,525
Ardmore Shipping Corp.	7,419	92,292
Berry Corp.	6,078	52,088
California Resources Corp.	3,657	204,207
Callon Petroleum Co.†	3,933	154,292
Centrus Energy Corp. Class A†	353	16,753
Chord Energy Corp.	2,056	332,044
Civitas Resources, Inc.	3,318	272,806
CNX Resources Corp.†	8,987	200,859
Comstock Resources, Inc.	6,931	84,974
CONSOL Energy, Inc.	2,368	203,743
Crescent Energy Co. Class A	830	11,313
CVR Energy, Inc.	1,709	55,884
Delek U.S. Holdings, Inc.	2,486	64,015
DHT Holdings, Inc.	7,941	73,454
Dorian LPG Ltd.	3,979	102,658
Earthstone Energy, Inc. Class A†	2,796	56,983
Equitrans Midstream Corp.	9,940	95,424
Evolution Petroleum Corp.	5,118	43,298
Golar LNG Ltd.	3,372	74,521
Green Plains, Inc.†	758	23,528
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Gulfport Energy Corp.†	1,360	$160,480
Hallador Energy Co.†	2,370	25,454
International Seaways, Inc.	2,037	87,530
Kosmos Energy Ltd.†	21,171	154,125
Magnolia Oil & Gas Corp. Class A	6,945	158,346
Matador Resources Co.	4,559	289,497
Murphy Oil Corp.	6,988	317,255
Nordic American Tankers Ltd.	12,113	47,362
Northern Oil & Gas, Inc.	4,713	197,145
Par Pacific Holdings, Inc.†	2,687	92,298
PBF Energy, Inc. Class A	7,001	328,277
Peabody Energy Corp.	7,527	162,433
Permian Resources Corp.	13,583	192,607
Riley Exploration Permian, Inc.	3,133	104,924
Scorpio Tankers, Inc.	4,094	206,788
SilverBow Resources, Inc.†	1,311	56,085
SM Energy Co.	5,737	242,732
Talos Energy, Inc.†	3,460	59,581
Teekay Corp.†	13,641	87,439
Teekay Tankers Ltd. Class A	3,221	131,030
Vital Energy, Inc.†	811	48,895
W&T Offshore, Inc.†	11,297	46,092
World Kinect Corp.	668	14,629
		5,523,665
Financials: 14.41%
Banks: 7.13%
1st Source Corp.	817	36,512
ACNB Corp.	2,732	86,960
Amalgamated Financial Corp.	412	7,383
Ameris Bancorp	2,744	111,818
Arrow Financial Corp.	1,583	27,877
Associated Banc-Corp.	7,831	135,711
Atlantic Union Bankshares Corp.	3,058	90,792
Axos Financial, Inc.†	3,369	145,170
Banc of California, Inc.	206	2,581
BancFirst Corp.	268	25,615
Bancorp, Inc.†	4,598	168,793
Bank of Hawaii Corp.	747	40,144
Bank of NT Butterfield & Son Ltd.	5,062	147,405
Bank7 Corp.	2,270	57,022
BankUnited, Inc.	3,615	94,894
Banner Corp.	2,446	106,523
Bar Harbor Bankshares	302	7,502
BCB Bancorp, Inc.	1,898	21,599
Berkshire Hills Bancorp, Inc.	1,009	21,088
Brookline Bancorp, Inc.	1,250	11,962
Burke & Herbert Financial Services Corp.	936	46,304
Byline Bancorp, Inc.	371	7,858
The accompanying notes are an integral part of these financial statements.
10 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
C&F Financial Corp.	1,198	$63,877
Cadence Bank	6,290	143,915
Capital City Bank Group, Inc.	508	15,499
Carter Bankshares, Inc.†	6,703	95,920
Cathay General Bancorp	3,559	126,807
Central Pacific Financial Corp.	579	9,826
Central Valley Community Bancorp	5,394	78,860
Chemung Financial Corp.	756	29,703
ChoiceOne Financial Services, Inc.	688	16,540
Citizens Financial Services, Inc.	765	41,876
City Holding Co.	1,020	93,187
Civista Bancshares, Inc.	2,329	39,570
CNB Financial Corp.	463	8,431
Coastal Financial Corp.†	755	33,258
Codorus Valley Bancorp, Inc.	206	4,171
Community Bank System, Inc.	203	9,653
Community Trust Bancorp, Inc.	1,065	37,807
ConnectOne Bancorp, Inc.	906	17,323
Customers Bancorp, Inc.†	1,377	48,388
CVB Financial Corp.	4,437	77,470
Dime Community Bancshares, Inc.	2,005	42,727
Eagle Bancorp, Inc.	1,432	34,454
Enterprise Financial Services Corp.	2,626	101,652
Esquire Financial Holdings, Inc.	1,425	66,633
ESSA Bancorp, Inc.	2,142	34,079
Evans Bancorp, Inc.	783	22,175
Farmers National Banc Corp.	1,246	15,824
Fidelity D&D Bancorp, Inc.	242	11,467
First Bancorp NASDAQ GS	787	23,327
First Bancorp New York Stock Exchange	12,232	169,536
First Bancshares, Inc.	878	24,926
First Busey Corp.	2,991	60,418
First Business Financial Services, Inc.	1,669	52,624
First Commonwealth Financial Corp.	5,422	70,866
First Community Bankshares, Inc.	876	27,095
First Community Corp.	1,270	21,946
First Financial Bancorp	5,700	118,446
First Financial Bankshares, Inc.	1,597	45,866
First Merchants Corp.	1,348	40,224
FS Bancorp, Inc.	1,528	45,305
Fulton Financial Corp.	7,527	100,335
Glacier Bancorp, Inc.	3,228	97,518
Hancock Whitney Corp.	4,807	198,289
Hanmi Financial Corp.	694	12,020
HBT Financial, Inc.	1,357	25,376
Heartland Financial USA, Inc.	1,675	51,322
Heritage Commerce Corp.	7,355	63,768
Heritage Financial Corp.	2,511	43,239
Hilltop Holdings, Inc.	4,670	141,921
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 11

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
Home Bancorp, Inc.	785	$25,638
Home BancShares, Inc.	6,386	141,641
HomeStreet, Inc.	4,326	40,881
HomeTrust Bancshares, Inc.	685	15,652
Hope Bancorp, Inc.	165	1,596
Horizon Bancorp, Inc.	793	8,874
Independent Bank Corp.	2,230	42,571
Independent Bank Corp. NASDAQ GS	530	28,631
International Bancshares Corp.	2,596	116,249
LCNB Corp.	2,518	37,543
Live Oak Bancshares, Inc.	1,386	44,823
Macatawa Bank Corp.	8,790	80,516
MainStreet Bancshares, Inc.	3,237	73,221
Mercantile Bank Corp.	1,324	44,195
Metrocity Bankshares, Inc.	878	17,121
Metropolitan Bank Holding Corp.†	1,967	78,306
Mid Penn Bancorp, Inc.	359	7,858
Middlefield Banc Corp.	391	10,139
Midland States Bancorp, Inc.	1,265	28,083
National Bank Holdings Corp. Class A	230	7,254
National Bankshares, Inc.	2,382	62,694
NBT Bancorp, Inc.	2,047	70,458
Northeast Community Bancorp, Inc.	5,943	94,256
Northrim BanCorp, Inc.	1,345	55,858
Northwest Bancshares, Inc.	2,041	22,451
Norwood Financial Corp.	508	13,782
Oak Valley Bancorp	2,185	54,865
OceanFirst Financial Corp.	4,088	68,965
OFG Bancorp	4,454	134,333
Old National Bancorp	8,929	136,257
Old Second Bancorp, Inc.	3,152	45,609
Orange County Bancorp, Inc.	1,396	64,900
Pacific Premier Bancorp, Inc.	4,477	103,061
Park National Corp.	493	50,168
Pathward Financial, Inc.	4,676	230,387
Peapack-Gladstone Financial Corp.	2,716	74,065
Penns Woods Bancorp, Inc.	1,379	35,909
Peoples Bancorp, Inc.	2,078	53,550
Plumas Bancorp	1,230	42,976
Preferred Bank	1,036	64,346
Princeton Bancorp, Inc.	2,728	79,849
Provident Financial Services, Inc.	3,568	58,801
RBB Bancorp	3,429	46,737
Renasant Corp.	2,523	70,266
Republic Bancorp, Inc. Class A	1,330	59,105
S&T Bancorp, Inc.	3,964	112,300
ServisFirst Bancshares, Inc.	1,006	56,376
Simmons First National Corp. Class A	1,954	34,820
South Plains Financial, Inc.	506	13,272
The accompanying notes are an integral part of these financial statements.
12 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
Southern States Bancshares, Inc.	679	$15,556
SouthState Corp.	2,660	192,318
Texas Capital Bancshares, Inc.†	2,922	182,450
Tompkins Financial Corp.	26	1,350
Towne Bank	2,938	69,337
TriCo Bancshares	1,142	39,216
Triumph Financial, Inc.†	1,400	89,922
TrustCo Bank Corp. NY	1,769	50,363
Trustmark Corp.	655	15,091
UMB Financial Corp.	2,523	159,479
United Bankshares, Inc.	4,710	141,677
United Community Banks, Inc.	3,465	93,555
Unity Bancorp, Inc.	274	6,621
Univest Financial Corp.	2,775	49,922
Valley National Bancorp	13,133	120,561
Veritex Holdings, Inc.	2,586	48,643
Virginia National Bankshares Corp.	1,807	59,703
Washington Federal, Inc.	3,168	86,106
WesBanco, Inc.	2,935	74,432
Westamerica BanCorp	950	41,828
WSFS Financial Corp.	2,109	82,884
		8,639,194
Capital markets: 1.56%
Artisan Partners Asset Management, Inc. Class A	3,029	116,374
AssetMark Financial Holdings, Inc.†	1,722	49,749
BGC Group, Inc. Class A	25,943	128,158
Brightsphere Investment Group, Inc.	8,838	183,035
Donnelley Financial Solutions, Inc.†	2,797	137,808
GCM Grosvenor, Inc. Class A	11,071	84,582
Hamilton Lane, Inc. Class A	1,447	134,267
MarketWise, Inc.	33,934	45,811
Moelis & Co. Class A	2,951	139,907
Open Lending Corp. Class A†	1,316	10,857
Patria Investments Ltd. Class A	1,544	22,265
Perella Weinberg Partners	6,077	63,991
Piper Sandler Cos.,	937	139,594
PJT Partners, Inc. Class A	749	59,164
Silvercrest Asset Management Group, Inc. Class A	5,200	100,204
StoneX Group, Inc.†	2,072	194,519
Victory Capital Holdings, Inc. Class A	2,088	71,869
Virtus Investment Partners, Inc.	557	115,355
WisdomTree, Inc.	11,973	87,403
		1,884,912
Consumer finance: 0.58%
Atlanticus Holdings Corp.†	462	16,124
Bread Financial Holdings, Inc.	2,988	112,289
Encore Capital Group, Inc.†	29	1,359
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 13

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Consumer finance (continued)
Enova International, Inc.†	1,985	$100,143
FirstCash Holdings, Inc.	1,241	110,846
LendingTree, Inc.†	1,043	19,723
Navient Corp.	8,687	153,326
Nelnet, Inc. Class A	80	7,348
OppFi, Inc.†	8,530	22,007
PROG Holdings, Inc.†	4,787	164,194
		707,359
Financial services: 2.35%
A-Mark Precious Metals, Inc.	5,611	191,447
Banco Latinoamericano de Comercio Exterior SA	3,060	72,216
BM Technologies, Inc.†	1,787	2,859
Cannae Holdings, Inc.†	1,363	26,756
Cass Information Systems, Inc.	205	7,860
Compass Diversified Holdings	278	5,741
Enact Holdings, Inc.	3,877	111,115
Essent Group Ltd.	6,186	310,661
Evertec, Inc.	3,548	140,394
Federal Agricultural Mortgage Corp. Class C	564	94,932
Flywire Corp.†	3,465	119,820
International Money Express, Inc.†	1,761	30,465
Jackson Financial, Inc. Class A	8,576	322,458
Marqeta, Inc. Class A†	192	1,181
Merchants Bancorp	538	15,693
Mr Cooper Group, Inc.†	4,558	258,256
NewtekOne, Inc.	1,061	19,003
NMI Holdings, Inc. Class A†	8,837	252,915
Pagseguro Digital Ltd. Class A†	7,725	69,370
Paysign, Inc.†	1,099	2,473
PennyMac Financial Services, Inc.	2,117	151,937
Radian Group, Inc.	10,975	297,203
Remitly Global, Inc.†	3,200	80,480
Repay Holdings Corp.†	2,860	26,369
Security National Financial Corp. Class A†	4,368	35,818
StoneCo Ltd. Class A†	10,243	125,579
Walker & Dunlop, Inc.	922	78,683
		2,851,684
Insurance: 1.45%
Ambac Financial Group, Inc.†	9,126	117,543
AMERISAFE, Inc.	1,938	100,388
BRP Group, Inc. Class A†	417	11,088
CNO Financial Group, Inc.	10,262	240,131
Crawford & Co. Class A	12,178	130,426
eHealth, Inc.†	3,689	28,848
Employers Holdings, Inc.	1,340	52,568
Enstar Group Ltd.†	165	41,793
Genworth Financial, Inc. Class A†	38,530	223,089
The accompanying notes are an integral part of these financial statements.
14 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Insurance (continued)
Goosehead Insurance, Inc. Class A†	15	$1,048
Greenlight Capital Re Ltd. Class A†	8,051	88,803
Horace Mann Educators Corp.	392	11,235
Kingsway Financial Services, Inc.†	21,111	186,410
National Western Life Group, Inc. Class A	111	50,454
Oscar Health, Inc. Class A†	1,316	8,251
Palomar Holdings, Inc.†	59	3,010
Selective Insurance Group, Inc.	2,678	265,684
Selectquote, Inc.†	24,605	30,018
SiriusPoint Ltd.†	9,257	102,382
Stewart Information Services Corp.	916	42,429
Trupanion, Inc.†	516	15,341
		1,750,939
Mortgage real estate investment trusts (REITs): 1.34%
AFC Gamma, Inc.	5,374	71,259
Apollo Commercial Real Estate Finance, Inc.	15,234	166,355
Arbor Realty Trust, Inc.	10,634	169,719
Ares Commercial Real Estate Corp.	2,151	22,263
Blackstone Mortgage Trust, Inc. Class A	6,613	145,618
BrightSpire Capital, Inc.	12,876	89,617
Chicago Atlantic Real Estate Finance, Inc.	1,674	25,311
Chimera Investment Corp.	10,812	65,413
Claros Mortgage Trust, Inc.	6,229	70,948
Franklin BSP Realty Trust, Inc.	6,011	84,996
Granite Point Mortgage Trust, Inc.	5,595	29,877
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,306	73,955
Invesco Mortgage Capital, Inc.	9,757	109,766
Ladder Capital Corp.	12,468	136,649
MFA Financial, Inc.	5,310	58,198
Nexpoint Real Estate Finance, Inc.	973	16,629
PennyMac Mortgage Investment Trust	7,858	105,376
Ready Capital Corp.	7,645	83,483
Redwood Trust, Inc.	7,965	63,800
TPG RE Finance Trust, Inc.	3,910	29,403
		1,618,635
Health care: 16.67%
Biotechnology: 7.40%
Acadia Pharmaceuticals, Inc.†	9,846	266,039
Acrivon Therapeutics, Inc.†	1,564	18,330
ADMA Biologics, Inc.†	26,881	103,492
Aduro Biotech, Inc.♦†	9,490	0
Agios Pharmaceuticals, Inc.†	4,604	126,288
Akero Therapeutics, Inc.†	482	23,922
Aldeyra Therapeutics, Inc.†	8,641	64,462
Alkermes PLC†	9,995	291,754
Alpine Immune Sciences, Inc.†	176	2,174
Amicus Therapeutics, Inc.†	18,502	237,196
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 15

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
Anavex Life Sciences Corp.†	3,061	$24,182
Anika Therapeutics, Inc.†	6,385	113,972
Arcturus Therapeutics Holdings, Inc.†	7,847	238,156
Arcus Biosciences, Inc.†	823	16,871
Ardelyx, Inc.†	28,853	122,914
Arrowhead Pharmaceuticals, Inc.†	3,810	105,308
Atara Biotherapeutics, Inc.†	10,704	15,628
Aurinia Pharmaceuticals, Inc.†	6,612	59,971
Avid Bioservices, Inc.†	2,874	33,913
Avita Medical, Inc.†	6,687	108,998
BioAtla, Inc.†	3,169	7,954
BioCryst Pharmaceuticals, Inc.†	2,478	17,619
Biohaven Ltd.†	8,542	156,233
Biomea Fusion, Inc.†	1,133	19,114
Bluebird Bio, Inc.†	8,243	31,076
Blueprint Medicines Corp.†	3,137	156,411
Bridgebio Pharma, Inc.†	7,244	216,668
Cabaletta Bio, Inc.†	4,136	58,566
CareDx, Inc.†	8,702	81,016
Carisma Therapeutics, Inc.	1,204	8,332
Catalyst Pharmaceuticals, Inc.†	14,888	209,028
Celldex Therapeutics, Inc.†	1,941	54,154
Coherus Biosciences, Inc.†	19,600	104,468
Cytokinetics, Inc.†	1,633	57,057
Deciphera Pharmaceuticals, Inc.†	2,736	38,413
Denali Therapeutics, Inc.†	5,166	119,283
Disc Medicine, Inc.†	232	12,284
Dynavax Technologies Corp.†	14,812	212,700
Dyne Therapeutics, Inc.†	3,310	37,734
Eagle Pharmaceuticals, Inc.†	3,464	58,715
Fennec Pharmaceuticals, Inc.†	6,705	54,713
FibroGen, Inc.†	11,661	11,195
Halozyme Therapeutics, Inc.†	5,817	247,572
Heron Therapeutics, Inc.†	41,034	67,296
Humacyte, Inc.†	3,885	14,880
Ideaya Biosciences, Inc.†	3,599	105,667
ImmunoGen, Inc.†	12,927	204,764
Immunovant, Inc.†	4,952	112,460
Insmed, Inc.†	4,697	102,817
Intellia Therapeutics, Inc.†	1,638	61,392
Intercept Pharmaceuticals, Inc.†	584	6,325
Ironwood Pharmaceuticals, Inc.†	6,525	57,420
iTeos Therapeutics, Inc.†	439	5,297
Janux Therapeutics, Inc.†	1,159	12,749
Karyopharm Therapeutics, Inc.†	5,701	7,297
Keros Therapeutics, Inc.†	124	4,354
Kiniksa Pharmaceuticals Ltd. Class A†	9,508	163,823
Krystal Biotech, Inc.†	754	93,858
Kura Oncology, Inc.†	350	3,475
The accompanying notes are an integral part of these financial statements.
16 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
Kymera Therapeutics, Inc.†	2,766	$52,775
Lyell Immunopharma, Inc.†	12,393	29,619
MacroGenics, Inc.†	22,533	105,004
Madrigal Pharmaceuticals, Inc.†	314	56,520
MannKind Corp.†	26,328	121,372
MiMedx Group, Inc.†	20,526	152,303
Mineralys Therapeutics, Inc.†	1,663	21,353
Morphic Holding, Inc.†	2,917	160,668
Myriad Genetics, Inc.†	6,594	117,703
Novavax, Inc.†	12,075	96,600
Nuvalent, Inc. Class A†	447	20,370
Ocean Biomedical, Inc.†	6,170	27,827
Omega Therapeutics, Inc.†	2,577	9,458
ORIC Pharmaceuticals, Inc.†	3,414	30,589
Outlook Therapeutics, Inc.†	10,339	2,357
Ovid therapeutics, Inc.†	6,294	21,179
PDL BioPharma, Inc.♦‡†	91,928	169,383
PDS Biotechnology Corp.†	5,997	35,202
PepGen, Inc.†	6,564	41,353
Point Biopharma Global, Inc.†	2,446	19,470
Poseida Therapeutics, Inc.†	12,247	25,596
Precigen, Inc.†	13,321	23,312
Prelude Therapeutics, Inc.†	6,107	22,779
Prime Medicine, Inc.†	3,067	40,607
ProKidney Corp.†	71	609
Protagonist Therapeutics, Inc.†	6,266	124,192
Protalix BioTherapeutics, Inc.†	137,906	260,642
Prothena Corp. PLC†	1,720	90,850
PTC Therapeutics, Inc.†	5,075	200,462
Recursion Pharmaceuticals, Inc. Class A†	10,123	88,070
Reneo Pharmaceuticals, Inc.†	525	3,161
REVOLUTION Medicines, Inc.†	3,250	110,402
Rhythm Pharmaceuticals, Inc.†	2,260	58,783
Rigel Pharmaceuticals, Inc.†	105,067	119,776
Rocket Pharmaceuticals, Inc.†	5,145	80,519
Sage Therapeutics, Inc.†	2,184	43,680
Sana Biotechnology, Inc.†	3,159	16,901
Sangamo Therapeutics, Inc.†	24,405	23,656
Savara, Inc.†	5,861	21,217
Selecta Biosciences, Inc.†	47,895	58,911
Tango Therapeutics, Inc.†	8,157	52,939
TG Therapeutics, Inc.†	14,046	147,062
Travere Therapeutics, Inc.†	1,014	14,480
Twist Bioscience Corp.†	3,453	75,931
Vanda Pharmaceuticals, Inc.†	5,360	27,818
Vaxcyte, Inc.†	2,045	106,176
Veracyte, Inc.†	6,275	165,660
Vericel Corp.†	3,586	117,728
Viking Therapeutics, Inc.†	7,144	98,659
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 17

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
Vir Biotechnology, Inc.†	2,084	$26,383
Voyager Therapeutics, Inc.†	17,104	171,382
Xencor, Inc.†	1,740	38,245
Y-mAbs Therapeutics, Inc.†	6,352	32,205
Zymeworks, Inc.†	29,975	217,019
		8,964,666
Health care equipment & supplies: 3.37%
Alphatec Holdings, Inc.†	11,605	189,742
Artivion, Inc.†	2,748	46,496
AtriCure, Inc.†	2,074	93,641
Atrion Corp.	81	37,673
Avanos Medical, Inc.†	2,601	54,725
Axogen, Inc.†	6,534	40,903
Axonics, Inc.†	547	31,343
Butterfly Network, Inc.†	9,191	16,268
ClearPoint Neuro, Inc.†	4,465	25,942
CONMED Corp.	1,485	165,518
CVRx, Inc.†	1,093	18,964
Embecta Corp.	5,255	96,324
Glaukos Corp.†	1,827	137,281
Haemonetics Corp.†	2,977	267,126
Inari Medical, Inc.†	286	19,053
Inmode Ltd.†	5,676	221,875
Inogen, Inc.†	2,739	17,009
Integer Holdings Corp.†	2,049	174,800
iRadimed Corp.	1,556	71,934
iRhythm Technologies, Inc.†	834	86,211
Lantheus Holdings, Inc.†	2,250	153,990
LeMaitre Vascular, Inc.	1,963	113,481
LivaNova PLC†	1,362	75,659
Merit Medical Systems, Inc.†	4,233	276,330
Mesa Laboratories, Inc.	599	85,873
Neogen Corp.†	3,033	70,123
Nevro Corp.†	2,041	40,902
Omnicell, Inc.†	1,792	101,893
OraSure Technologies, Inc.†	32,795	211,856
Orchestra BioMed Holdings, Inc.†	4,904	30,601
Outset Medical, Inc.†	5,932	80,734
RxSight, Inc.†	892	25,877
SI-BONE, Inc.†	4,822	110,327
STAAR Surgical Co.†	2,741	118,850
Surmodics, Inc.†	253	9,315
Tactile Systems Technology, Inc.†	6,782	128,519
TransMedics Group, Inc.†	914	59,986
Treace Medical Concepts, Inc.†	3,656	56,851
UFP Technologies, Inc.†	1,030	180,981
Utah Medical Products, Inc.	610	55,876
Varex Imaging Corp.†	4,699	92,429
The accompanying notes are an integral part of these financial statements.
18 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
ViewRay, Inc.†	5,249	$70
Zimvie, Inc.†	4,196	49,513
Zynex, Inc.†	17,777	136,883
		4,079,747
Health care providers & services: 2.62%
Accolade, Inc.†	4,728	63,781
AdaptHealth Corp.†	4,403	52,528
Addus HomeCare Corp.†	1,055	92,524
AMN Healthcare Services, Inc.†	2,625	231,998
Apollo Medical Holdings, Inc.†	920	34,831
ATI Physical Therapy, Inc.†	57	514
Brookdale Senior Living, Inc.†	12,244	52,037
Cano Health, Inc.†	5,045	1,560
Community Health Systems, Inc.†	34,925	118,047
CorVel Corp.†	508	109,957
Cross Country Healthcare, Inc.†	5,399	139,078
DocGo, Inc.†	4,456	39,881
Ensign Group, Inc.	2,606	261,173
Guardant Health, Inc.†	3,864	151,005
HealthEquity, Inc.†	2,482	167,659
Hims & Hers Health, Inc.†	10,694	71,757
InfuSystem Holdings, Inc.†	892	9,170
Innovage Holding Corp.†	5,078	27,827
ModivCare, Inc.†	2,559	82,144
National Research Corp.	1,946	81,343
NeoGenomics, Inc.†	6,289	94,524
Option Care Health, Inc.†	6,635	231,097
Owens & Minor, Inc.†	6,280	106,132
P3 Health Partners, Inc.†	10,447	20,685
Patterson Cos., Inc.	6,759	203,040
Pediatrix Medical Group, Inc.†	4,935	69,732
Pennant Group, Inc.†	5,443	65,207
PetIQ, Inc.†	1,793	34,210
Privia Health Group, Inc.†	417	10,946
Progyny, Inc.†	3,303	123,334
Quipt Home Medical Corp.†	9,498	56,133
RadNet, Inc.†	3,487	116,501
Select Medical Holdings Corp.	6,489	189,544
Surgery Partners, Inc.†	1,621	58,777
		3,168,676
Health care technology: 0.64%
Computer Programs & Systems, Inc.†	1,441	23,445
Evolent Health, Inc. Class A†	3,350	85,458
Health Catalyst, Inc.†	2,146	25,087
HealthStream, Inc.	2,721	57,223
Multiplan Corp.†	14,265	24,393
NextGen Healthcare, Inc.†	1,268	23,090
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 19

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Health care technology (continued)
OptimizeRx Corp.†	1,615	$13,760
Phreesia, Inc.†	6,690	190,464
Schrodinger, Inc.†	3,682	135,829
Sharecare, Inc.†	40,371	38,256
Veradigm, Inc.†	12,240	163,771
		780,776
Life sciences tools & services: 0.69%
Adaptive Biotechnologies Corp.†	11,459	77,577
Akoya Biosciences, Inc.†	4,991	25,953
BioLife Solutions, Inc.†	8,895	117,503
Codexis, Inc.†	16,499	28,708
CryoPort, Inc.†	2,156	30,400
Cytek Biosciences, Inc.†	4,803	36,503
Harvard Bioscience, Inc.†	28,828	127,132
NanoString Technologies, Inc.†	14,823	37,947
OmniAb, Inc. $12.5 Earnout shares♦†	602	0
OmniAb, Inc. $15 Earnout shares♦†	602	0
Pacific Biosciences of California, Inc.†	20,962	236,451
Quanterix Corp.†	3,599	96,453
SomaLogic, Inc.†	7,811	17,262
		831,889
Pharmaceuticals: 1.95%
Amneal Pharmaceuticals, Inc.†	37,196	152,132
Amphastar Pharmaceuticals, Inc.†	2,047	109,126
ANI Pharmaceuticals, Inc.†	1,357	87,377
Assertio Holdings, Inc.†	4,366	14,321
Axsome Therapeutics, Inc.†	332	26,826
Biote Corp. Class A†	24,538	121,218
Bright Green Corp.†	31,796	14,855
Cassava Sciences, Inc.†	4,633	97,154
Citius Pharmaceuticals, Inc.†	111,428	101,645
Collegium Pharmaceutical, Inc.†	4,327	101,338
Corcept Therapeutics, Inc.†	3,454	113,049
Enliven Therapeutics, Inc.†	566	8,841
Evolus, Inc.†	2,569	25,407
Harmony Biosciences Holdings, Inc.†	2,433	88,196
Ikena Oncology, Inc.†	1,678	7,786
Innoviva, Inc.†	9,459	120,602
Intra-Cellular Therapies, Inc.†	2,940	163,229
Ligand Pharmaceuticals, Inc.†	3,413	224,473
Longboard Pharmaceuticals, Inc.†	1,371	7,938
Ocular Therapeutix, Inc.†	16,081	60,786
Pacira BioSciences, Inc.†	2,555	90,192
Phibro Animal Health Corp. Class A	8,633	120,430
Prestige Consumer Healthcare, Inc.†	2,470	144,075
Revance Therapeutics, Inc.†	4,395	77,484
Scilex Holding Co.♦‡†	6,434	18,466
The accompanying notes are an integral part of these financial statements.
20 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
SIGA Technologies, Inc.	1,687	$7,743
Supernus Pharmaceuticals, Inc.†	2,954	94,055
Taro Pharmaceutical Industries Ltd.†	1,728	68,463
Third Harmonic Bio, Inc.†	7,309	44,366
Tricida, Inc.♦†	6,980	0
Verrica Pharmaceuticals, Inc.†	6,279	28,569
Zevra Therapeutics, Inc.†	4,565	23,145
		2,363,287
Industrials: 14.89%
Aerospace & defense: 1.11%
AAR Corp.†	2,799	172,418
AeroVironment, Inc.†	1,206	117,018
AerSale Corp.†	4,953	73,354
Astronics Corp.†	3,741	65,580
Cadre Holdings, Inc.	209	5,522
Ducommun, Inc.†	560	25,463
Kratos Defense & Security Solutions, Inc.†	5,041	81,110
Leonardo DRS, Inc.†	6,108	104,569
Moog, Inc. Class A	1,819	211,295
National Presto Industries, Inc.	615	46,033
Park Aerospace Corp.	4,211	57,396
Parsons Corp.†	1,675	95,508
Redwire Corp.†	8,204	26,417
Rocket Lab USA, Inc.†	9,170	57,863
Triumph Group, Inc.†	18,499	174,076
V2X, Inc.†	707	35,569
		1,349,191
Air freight & logistics: 0.15%
Forward Air Corp.	841	59,560
HUB Group, Inc. Class A†	1,438	112,221
Radiant Logistics, Inc.†	1,505	10,159
		181,940
Building products: 1.35%
AAON, Inc.	1,792	113,004
American Woodmark Corp.†	1,495	116,117
Apogee Enterprises, Inc.	1,767	89,163
CSW Industrials, Inc.	615	110,472
Gibraltar Industries, Inc.†	1,429	107,218
Griffon Corp.	943	39,483
Insteel Industries, Inc.	2,254	78,327
Janus International Group, Inc.†	1,894	21,686
JELD-WEN Holding, Inc.†	5,238	78,989
Masonite International Corp.†	1,461	150,059
PGT Innovations, Inc.†	2,489	70,165
Quanex Building Products Corp.	2,182	58,870
Resideo Technologies, Inc.†	5,105	86,070
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 21

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Building products (continued)
Simpson Manufacturing Co., Inc.	1,135	$181,328
UFP Industries, Inc.	2,591	270,371
Zurn Elkay Water Solutions Corp. Class C	1,986	58,825
		1,630,147
Commercial services & supplies: 1.11%
ABM Industries, Inc.	2,644	120,091
ACCO Brands Corp.	983	5,239
ACV Auctions, Inc. Class A†	4,752	79,881
Brink’s Co.	1,458	110,531
Casella Waste Systems, Inc. Class A†	1,462	115,162
CECO Environmental Corp.†	1,124	15,489
Cimpress PLC†	265	17,122
CoreCivic, Inc.†	5,509	59,277
Deluxe Corp.	2,469	49,923
Ennis, Inc.	27	575
Enviri Corp.†	5,232	38,978
GEO Group, Inc.†	17,721	128,300
Healthcare Services Group, Inc.†	8,793	101,559
HNI Corp.	1,624	53,202
Matthews International Corp. Class A	1,295	54,623
MillerKnoll, Inc.	1,487	28,402
Openlane, Inc.†	3,443	53,745
Pitney Bowes, Inc.	18,616	61,247
Quad/Graphics, Inc.†	20,463	104,566
SP Plus Corp.†	1,937	75,872
Steelcase, Inc. Class A	5,828	52,860
VSE Corp.	233	13,223
		1,339,867
Construction & engineering: 1.11%
API Group Corp.†	3,353	94,387
Arcosa, Inc.	2,001	156,518
Argan, Inc.	1,112	47,238
Comfort Systems USA, Inc.	1,222	225,545
Construction Partners, Inc. Class A†	343	11,919
Dycom Industries, Inc.†	974	97,332
Fluor Corp.†	6,179	216,203
Granite Construction, Inc.	2,634	108,758
IES Holdings, Inc.†	584	43,788
INNOVATE Corp.†	59,478	95,165
MYR Group, Inc.†	767	108,968
Primoris Services Corp.	1,308	46,264
Sterling Infrastructure, Inc.†	1,169	96,746
		1,348,831
Electrical equipment: 2.49%
Allied Motion Technologies, Inc.	2,666	90,724
Amprius Technologies, Inc.†	3,471	17,077
The accompanying notes are an integral part of these financial statements.
22 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Electrical equipment (continued)
Array Technologies, Inc.†	8,485	$211,022
Atkore, Inc.†	2,910	448,053
Babcock & Wilcox Enterprises, Inc.†	2,639	13,855
Bloom Energy Corp. Class A†	7,687	115,228
Dragonfly Energy Holdings Corp.†	22,189	38,165
Encore Wire Corp.	2,012	331,598
Energy Vault Holdings, Inc.†	5,284	16,856
EnerSys	2,773	291,110
Enovix Corp.†	2,502	34,478
Fluence Energy, Inc.†	2,137	56,310
FTC Solar, Inc.†	12,835	24,130
FuelCell Energy, Inc.†	24,933	34,906
GrafTech International Ltd.†	30,645	108,483
LSI Industries, Inc.	15,434	243,086
NEXTracker, Inc. Class A†	2,575	108,459
Powell Industries, Inc.	1,488	124,947
Preformed Line Products Co.	821	139,151
Shoals Technologies Group, Inc. Class A†	8,530	167,870
Stem, Inc.†	635	3,232
SunPower Corp.†	12,106	86,679
Thermon Group Holdings, Inc.†	6,113	167,985
TPI Composites, Inc.†	14,875	75,119
Vicor Corp.†	1,034	70,074
		3,018,597
Ground transportation: 0.45%
ArcBest Corp.	1,553	163,981
Covenant Logistics Group, Inc.	1,231	60,528
Daseke, Inc.†	9,239	48,967
FTAI Infrastructure, Inc.	8,793	30,600
Marten Transport Ltd.	2,220	46,620
RXO, Inc.†	1,837	33,213
Universal Logistics Holdings, Inc.	2,576	69,861
Werner Enterprises, Inc.	2,245	93,414
		547,184
Machinery: 3.22%
Alamo Group, Inc.	606	104,020
Albany International Corp. Class A	875	81,130
Astec Industries, Inc.	288	15,788
Barnes Group, Inc.	1,916	75,299
Briggs & Stratton Corp.♦†	1,723	0
Chart Industries, Inc.†	831	150,062
Columbus McKinnon Corp.	1,985	74,775
Commercial Vehicle Group, Inc.†	4,429	40,791
Douglas Dynamics, Inc.	352	10,655
Energy Recovery, Inc.†	1,686	45,826
Enerpac Tool Group Corp.	2,136	55,963
EnPro Industries, Inc.	452	61,648
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 23

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Machinery (continued)
ESCO Technologies, Inc.	1,065	$113,966
Federal Signal Corp.	2,502	152,497
Franklin Electric Co., Inc.	1,932	186,844
Gencor Industries, Inc.†	1,298	18,535
Greenbrier Cos., Inc.	1,121	47,710
Helios Technologies, Inc.	940	54,407
Hillenbrand, Inc.	2,687	130,158
Hillman Solutions Corp.†	7,375	66,744
Hyster-Yale Materials Handling, Inc.	811	37,038
John Bean Technologies Corp.	1,074	118,043
Kadant, Inc.	548	120,418
Kennametal, Inc.	4,447	117,712
Manitowoc Co., Inc.†	3,016	51,031
Mayville Engineering Co., Inc.†	545	6,398
Miller Industries, Inc.	414	16,560
Mueller Industries, Inc.	3,434	264,967
Mueller Water Products, Inc. Class A	7,873	111,167
Park-Ohio Holdings Corp.	2,920	54,633
REV Group, Inc.	3,232	43,891
Shyft Group, Inc.	5,248	82,289
SPX Technologies, Inc.†	2,539	200,632
Standex International Corp.	1,006	154,552
Tennant Co.	1,557	128,344
Terex Corp.	4,543	275,351
Titan International, Inc.†	6,709	84,466
Trinity Industries, Inc.	2,492	62,474
Velo3D, Inc.†	33,433	52,824
Wabash National Corp.	7,658	172,688
Watts Water Technologies, Inc. Class A	1,361	256,916
		3,899,212
Marine transportation: 0.02%
Golden Ocean Group Ltd.	217	1,586
Matson, Inc.	247	21,707
		23,293
Passenger airlines: 0.37%
Allegiant Travel Co.	877	77,913
Blade Air Mobility, Inc.†	1,851	5,905
Frontier Group Holdings, Inc.†	5,890	36,989
Hawaiian Holdings, Inc.†	5,840	50,107
JetBlue Airways Corp.†	15,921	94,252
SkyWest, Inc.†	2,835	127,858
Sun Country Airlines Holdings, Inc.†	3,593	53,500
		446,524
Professional services: 2.15%
Alight, Inc. Class A†	12,182	93,071
ASGN, Inc.†	1,830	150,353
The accompanying notes are an integral part of these financial statements.
24 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Professional services (continued)
Asure Software, Inc.†	2,404	$30,146
Barrett Business Services, Inc.	1,407	134,622
CBIZ, Inc.†	2,320	130,175
CRA International, Inc.	552	59,964
CSG Systems International, Inc.	1,029	55,885
ExlService Holdings, Inc.†	5,718	167,137
Exponent, Inc.	1,850	166,241
Heidrick & Struggles International, Inc.	2,085	55,232
Huron Consulting Group, Inc.†	1,192	119,140
IBEX Holdings Ltd.†	4,293	83,971
ICF International, Inc.	997	134,655
Innodata, Inc.†	2,906	37,778
Insperity, Inc.	2,118	214,617
Kelly Services, Inc. Class A	2,157	39,883
Kforce, Inc.	3,124	195,719
Korn Ferry	1,326	67,599
Legalzoom.com, Inc.†	662	7,553
Maximus, Inc.	3,488	281,900
Mistras Group, Inc.†	9,672	51,648
NV5 Global, Inc.†	90	9,160
TriNet Group, Inc.†	1,495	165,840
TrueBlue, Inc.†	4,746	71,807
Verra Mobility Corp.†	4,616	82,119
		2,606,215
Trading companies & distributors: 1.36%
Applied Industrial Technologies, Inc.	1,506	232,481
Beacon Roofing Supply, Inc.†	1,804	144,049
BlueLinx Holdings, Inc.†	1,475	131,659
Boise Cascade Co.	1,987	217,318
FTAI Aviation Ltd.	1,705	63,017
GATX Corp.	809	95,575
GMS, Inc.†	2,310	160,175
H&E Equipment Services, Inc.	1,076	48,764
Herc Holdings, Inc.	805	104,763
Hudson Technologies, Inc.†	6,586	79,427
McGrath RentCorp	253	25,578
MRC Global, Inc.†	3,287	30,635
NOW, Inc.†	2,760	30,829
Rush Enterprises, Inc. Class A	3,379	139,945
Rush Enterprises, Inc. Class B	1,145	52,613
Textainer Group Holdings Ltd.	885	35,073
Titan Machinery, Inc.†	1,640	50,873
		1,642,774
Information technology: 14.07%
Communications equipment: 0.49%
Aviat Networks, Inc.†	2,269	79,960
Calix, Inc.†	1,072	49,859
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 25

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Communications equipment (continued)
Cambium Networks Corp.†	632	$5,821
CommScope Holding Co., Inc.†	30,128	100,627
Comtech Telecommunications Corp.	233	2,342
Digi International, Inc.†	816	27,238
Extreme Networks, Inc.†	6,120	167,994
Harmonic, Inc.†	7,390	78,925
Infinera Corp.†	2,296	10,745
NetScout Systems, Inc.†	1,187	33,984
Ribbon Communications, Inc.†	10,318	30,541
		588,036
Electronic equipment, instruments & components: 2.64%
Advanced Energy Industries, Inc.	1,552	183,245
Badger Meter, Inc.	1,227	203,780
Bel Fuse, Inc. Class B	2,974	155,540
Belden, Inc.	2,835	266,206
Benchmark Electronics, Inc.	1,689	43,475
Climb Global Solutions, Inc.	2,206	94,880
CTS Corp.	558	24,915
Daktronics, Inc.†	4,440	37,118
ePlus, Inc.†	933	61,933
Fabrinet†	1,951	313,662
Insight Enterprises, Inc.†	1,634	261,587
Iteris, Inc.†	11,032	50,637
Itron, Inc.†	1,369	93,653
Kimball Electronics, Inc.†	1,531	46,221
Methode Electronics, Inc.	996	32,121
Mirion Technologies, Inc.†	5,958	50,881
Napco Security Technologies, Inc.	1,632	40,441
Novanta, Inc.†	918	153,288
OSI Systems, Inc.†	786	107,171
PC Connection, Inc.	1,071	56,891
Plexus Corp.†	1,006	102,159
Presto Automation, Inc.†	1,673	5,571
Richardson Electronics Ltd.	11,235	141,449
Rogers Corp.†	119	17,197
Sanmina Corp.†	3,847	214,278
ScanSource, Inc.†	2,227	73,001
TTM Technologies, Inc.†	5,600	83,440
Vishay Intertechnology, Inc.	8,581	235,463
Vishay Precision Group, Inc.†	1,385	49,888
		3,200,091
IT services: 0.83%
BigBear.ai Holdings, Inc.†	31,870	52,267
BigCommerce Holdings, Inc.†	1,829	19,387
Brightcove, Inc.†	6,148	23,670
Core Scientific, Inc. Class A†	31,144	22,579
DigitalOcean Holdings, Inc.†	1,765	47,743
The accompanying notes are an integral part of these financial statements.
26 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
IT services (continued)
Fastly, Inc. Class A†	8,721	$207,473
Hackett Group, Inc.	6,607	155,727
Information Services Group, Inc.	20,169	104,879
Perficient, Inc.†	2,050	130,769
Rackspace Technology, Inc.†	16,480	41,200
Squarespace, Inc. Class A†	3,758	113,304
Thoughtworks Holding, Inc.†	2,743	13,633
Tucows, Inc. Class A†	359	8,490
Unisys Corp.†	15,025	60,551
		1,001,672
Semiconductors & semiconductor equipment: 3.14%
ACM Research, Inc. Class A†	2,913	51,152
Aehr Test Systems†	2,333	119,006
Alpha & Omega Semiconductor Ltd.†	553	17,447
Ambarella, Inc.†	680	42,262
Amkor Technology, Inc.	5,974	167,033
Axcelis Technologies, Inc.†	1,636	314,357
Cohu, Inc.†	4,715	176,294
Diodes, Inc.†	2,724	222,959
FormFactor, Inc.†	2,956	104,406
Ichor Holdings Ltd.†	3,069	112,418
inTEST Corp.†	6,475	113,442
Kulicke & Soffa Industries, Inc.	3,873	200,350
MACOM Technology Solutions Holdings, Inc.†	2,115	178,844
MaxLinear, Inc.†	5,362	126,007
NVE Corp.	1,491	131,879
Onto Innovation, Inc.†	2,184	303,532
PDF Solutions, Inc.†	994	36,122
Photronics, Inc.†	4,331	102,905
Power Integrations, Inc.	2,994	251,556
Rambus, Inc.†	5,745	324,420
Silicon Laboratories, Inc.†	1,646	221,980
SMART Global Holdings, Inc.†	3,956	102,184
Spirit MTA REIT♦†	6,981	0
Synaptics, Inc.†	1,599	139,977
Ultra Clean Holdings, Inc.†	4,059	142,714
Veeco Instruments, Inc.†	3,543	103,420
		3,806,666
Software: 6.25%
8x8, Inc.†	28,095	91,309
A10 Networks, Inc.	8,173	121,696
ACI Worldwide, Inc.†	7,212	175,107
Adeia, Inc.	22,562	226,974
Agilysys, Inc.†	1,871	131,990
Altair Engineering, Inc. Class A†	1,991	132,362
Amplitude, Inc. Class A†	1,151	13,444
Appfolio, Inc. Class A†	1,341	258,505
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 27

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Software (continued)
Appian Corp. Class A†	1,824	$88,829
Asana, Inc. Class A†	2,520	54,155
AvePoint, Inc.†	8,458	58,698
Blackbaud, Inc.†	1,138	86,613
Blackline, Inc.†	2,379	142,883
Box, Inc. Class A†	8,812	233,342
C3.ai, Inc. Class A†	2,028	62,908
Cerence, Inc.†	3,171	82,763
Clear Secure, Inc. Class A	804	17,479
CommVault Systems, Inc.†	2,545	173,849
Consensus Cloud Solutions, Inc.†	6,449	205,917
CoreCard Corp.†	5,117	108,685
Couchbase, Inc.†	3,920	67,032
CXApp, Inc.†	8,152	32,363
Digital Turbine, Inc.†	16,601	147,915
Domo, Inc. Class B†	256	2,729
E2open Parent Holdings, Inc.†	1,319	6,371
Ebix, Inc.	6,672	111,422
EngageSmart, Inc.†	215	3,808
Envestnet, Inc.†	2,536	138,542
Everbridge, Inc.†	6,623	164,317
EverCommerce, Inc.†	107	1,131
Freshworks, Inc. Class A†	7,538	164,856
Intapp, Inc.†	1,998	73,147
InterDigital, Inc.	1,794	155,558
LivePerson, Inc.†	5,643	23,701
LiveRamp Holdings, Inc.†	2,844	91,975
LiveVox Holdings, Inc.†	26,932	86,721
Marathon Digital Holdings, Inc.†	3,269	41,091
Matterport, Inc.†	9,440	25,299
MeridianLink, Inc.†	520	9,209
MicroStrategy, Inc. Class A†	441	157,671
Mitek Systems, Inc.†	8,906	99,480
Model N, Inc.†	2,507	67,689
N-able, Inc.†	7,859	105,075
ON24, Inc.	4,254	29,182
OneSpan, Inc.†	4,644	56,889
PagerDuty, Inc.†	3,327	85,703
PowerSchool Holdings, Inc. Class A†	3,046	67,377
Progress Software Corp.	3,324	202,232
PROS Holdings, Inc.†	3,571	128,056
Q2 Holdings, Inc.†	2,799	96,314
Qualys, Inc.†	2,269	353,170
Rapid7, Inc.†	2,917	146,988
Rimini Street, Inc.†	27,934	67,600
Riot Platforms, Inc.†	4,404	49,985
Sapiens International Corp. NV	3,775	112,835
SolarWinds Corp.†	4,852	51,674
Sprinklr, Inc. Class A†	5,124	77,526
The accompanying notes are an integral part of these financial statements.
28 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Software (continued)
Sprout Social, Inc. Class A†	2,061	$110,346
SPS Commerce, Inc.†	2,030	377,844
Tenable Holdings, Inc.†	4,196	190,372
Varonis Systems, Inc.†	5,649	180,373
Verint Systems, Inc.†	3,277	106,142
Veritone, Inc.†	1,097	3,368
Viant Technology, Inc. Class A†	18,108	113,537
Workiva, Inc.†	3,053	341,478
Xperi, Inc.†	5,898	69,596
Yext, Inc.†	22,669	198,580
Zeta Global Holdings Corp. Class A†	10,495	85,324
Zuora, Inc. Class A†	3,021	27,521
		7,574,622
Technology hardware, storage & peripherals: 0.72%
Avid Technology, Inc.†	773	20,608
CompoSecure, Inc.†	25,430	159,701
Corsair Gaming, Inc.†	422	6,634
CPI Card Group, Inc.†	4,530	93,635
Immersion Corp.	1,968	13,815
Super Micro Computer, Inc.†	1,994	548,510
Xerox Holdings Corp.	1,608	25,551
		868,454
Materials: 5.08%
Chemicals: 2.18%
AdvanSix, Inc.	2,621	86,703
Avient Corp.	2,732	109,581
Balchem Corp.	738	103,689
Cabot Corp.	3,025	219,191
Core Molding Technologies, Inc.†	6,070	164,558
Ecovyst, Inc.†	10,176	104,202
FutureFuel Corp.	7,267	51,450
Hawkins, Inc.	2,115	131,532
HB Fuller Co.	2,957	214,471
Ingevity Corp.†	2,384	128,474
Innospec, Inc.	1,262	135,564
Koppers Holdings, Inc.	4,352	166,638
Livent Corp.†	7,564	162,399
LSB Industries, Inc.†	4,277	43,283
Mativ Holdings, Inc.	2,070	33,948
Minerals Technologies, Inc.	1,526	93,239
Orion Engineered Carbons SA	5,875	132,892
Quaker Chemical Corp.	754	133,820
Rayonier Advanced Materials, Inc.†	25,149	88,776
Sensient Technologies Corp.	614	37,829
Stepan Co.	679	59,256
Trinseo PLC	630	6,634
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 29

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Chemicals (continued)
Tronox Holdings PLC	15,938	$217,394
Valhi, Inc.	1,167	15,451
		2,640,974
Construction materials: 0.18%
Knife River Corp.†	497	25,575
Summit Materials, Inc. Class A†	5,124	191,689
U.S. Lime & Minerals, Inc.	15	3,249
		220,513
Containers & packaging: 0.24%
Greif, Inc. Class A	1,145	83,116
Greif, Inc. Class B	85	6,335
O-I Glass, Inc.†	10,289	204,339
		293,790
Metals & mining: 2.41%
Alpha Metallurgical Resources, Inc.	1,284	260,447
Arch Resources, Inc.	1,421	185,583
ATI, Inc.†	6,432	291,563
Caledonia Mining Corp. PLC	5,109	52,827
Carpenter Technology Corp.	2,746	171,982
Century Aluminum Co.†	6,661	49,558
Commercial Metals Co.	6,197	348,829
Compass Minerals International, Inc.	1,221	36,813
Constellium SE†	11,938	214,884
Haynes International, Inc.	1,488	72,629
Hecla Mining Co.	7,022	30,827
Ivanhoe Electric, Inc.†	6,096	95,280
Kaiser Aluminum Corp.	1,388	105,377
Materion Corp.	1,113	121,083
Olympic Steel, Inc.	2,790	149,321
Ramaco Resources, Inc. Class A	7,432	58,267
Ryerson Holding Corp.	6,286	195,746
Schnitzer Steel Industries, Inc. Class A	1,789	59,395
SunCoke Energy, Inc.	11,640	108,252
TimkenSteel Corp.†	3,741	81,965
Tredegar Corp.†	2,266	11,398
Warrior Met Coal, Inc.	689	27,257
Worthington Industries, Inc.	2,420	182,153
		2,911,436
Paper & forest products: 0.07%
Sylvamo Corp.	1,916	80,031
Real estate: 5.82%
Diversified REITs: 0.53%
Alexander & Baldwin, Inc.	3,516	63,323
Alpine Income Property Trust, Inc.	4,279	74,412
The accompanying notes are an integral part of these financial statements.
30 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Diversified REITs (continued)
American Assets Trust, Inc.	815	$17,449
Armada Hoffler Properties, Inc.	6,439	73,340
Broadstone Net Lease, Inc.	3,890	62,901
Empire State Realty Trust, Inc. Class A	9,297	81,163
Essential Properties Realty Trust, Inc.	7,122	171,071
Global Net Lease, Inc.	4,240	48,124
New York, Inc.♦‡†	4,209	31,862
Star Holdings†	1,430	19,477
		643,122
Health care REITs: 0.34%
CareTrust REIT, Inc.	6,709	135,186
Global Medical REIT, Inc.	170	1,646
LTC Properties, Inc.	1,555	51,097
National Health Investors, Inc.	2,127	108,754
Physicians Realty Trust	5,750	79,982
Sabra Health Care REIT, Inc.	2,309	28,932
Universal Health Realty Income Trust	3	140
		405,737
Hotel & resort REITs: 1.23%
Apple Hospitality REIT, Inc.	12,208	183,364
Braemar Hotels & Resorts, Inc.	5,700	15,504
Chatham Lodging Trust	2,932	28,675
DiamondRock Hospitality Co.	15,993	128,904
Hersha Hospitality Trust Class A	27,615	271,179
Pebblebrook Hotel Trust	5,364	77,617
RLJ Lodging Trust	11,411	113,996
Ryman Hospitality Properties, Inc.	3,079	261,807
Service Properties Trust	16,562	136,802
Summit Hotel Properties, Inc.	6,308	36,649
Sunstone Hotel Investors, Inc.	14,204	127,552
Xenia Hotels & Resorts, Inc.	9,132	107,758
		1,489,807
Industrial REITs : 0.53%
Innovative Industrial Properties, Inc.	2,068	180,495
LXP Industrial Trust	15,876	155,903
Plymouth Industrial REIT, Inc.	2,519	57,710
Terreno Realty Corp.	4,008	244,047
		638,155
Office REITs : 0.39%
Corporate Office Properties Trust	5,816	150,518
Douglas Emmett, Inc.	1,097	14,996
Equity Commonwealth	4,579	87,138
JBG SMITH Properties	4,941	77,475
Office Properties Income Trust	2,276	16,842
Peakstone Realty Trust	2,515	49,420
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 31

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Office REITs (continued)
Piedmont Office Realty Trust, Inc. Class A	2,657	$18,254
SL Green Realty Corp.	1,491	58,537
		473,180
Real estate management & development: 0.96%
American Realty Investors, Inc.†	2,756	54,982
Anywhere Real Estate, Inc.†	10,387	68,139
Compass, Inc. Class A†	37,718	135,785
Cushman & Wakefield PLC†	11,598	106,586
DigitalBridge Group, Inc.	6,701	116,731
Douglas Elliman, Inc.†	5,681	14,259
eXp World Holdings, Inc.	7,321	140,710
Forestar Group, Inc.†	2,280	65,003
Newmark Group, Inc. Class A	7,171	50,842
Opendoor Technologies, Inc.†	28,400	110,760
Redfin Corp.†	10,442	99,408
RMR Group, Inc. Class A	4,095	103,522
St. Joe Co.	167	10,310
Transcontinental Realty Investors, Inc.†	2,550	87,541
		1,164,578
Residential REITs : 0.24%
Apartment Investment & Management Co. Class A	17,919	136,364
Centerspace	85	5,503
Clipper Realty, Inc.	1,937	11,913
Elme Communities	143	2,199
Independence Realty Trust, Inc.	2,956	49,749
Veris Residential, Inc.†	4,754	88,472
		294,200
Retail REITs : 1.17%
Acadia Realty Trust	2,253	33,547
Alexander’s, Inc.	122	23,394
CBL & Associates Properties, Inc.	42	898
Getty Realty Corp.	4,914	147,518
InvenTrust Properties Corp.	1,898	45,381
Kite Realty Group Trust	7,686	173,473
Macerich Co.	10,833	126,638
Phillips Edison & Co., Inc.	5,857	198,318
Retail Opportunity Investments Corp.	2,791	37,567
RPT Realty	10,318	117,006
SITE Centers Corp.	12,072	161,161
Tanger Factory Outlet Centers, Inc.	8,364	194,463
Urban Edge Properties	5,728	93,710
Whitestone REIT	5,798	57,980
		1,411,054
Specialized REITs : 0.43%
Farmland Partners, Inc.	804	8,925
The accompanying notes are an integral part of these financial statements.
32 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Specialized REITs (continued)
Four Corners Property Trust, Inc.	3,621	$91,104
Outfront Media, Inc.	13,767	156,256
PotlatchDeltic Corp.	4,105	194,002
Uniti Group, Inc.	14,187	76,184
		526,471
Utilities: 2.37%
Electric utilities: 0.48%
ALLETE, Inc.	2,047	112,381
Genie Energy Ltd. Class B	5,446	83,378
MGE Energy, Inc.	947	68,591
Otter Tail Corp.	2,003	164,987
Portland General Electric Co.	3,527	154,694
		584,031
Gas utilities: 0.77%
Brookfield Infrastructure Corp. Class A	4,694	182,362
Chesapeake Utilities Corp.	505	55,601
New Jersey Resources Corp.	5,553	234,170
Northwest Natural Holding Co.	1,061	41,676
ONE Gas, Inc.	3,105	225,019
RGC Resources, Inc.	3,076	55,614
Spire, Inc.	2,251	131,481
		925,923
Independent power and renewable electricity producers: 0.43%
Altus Power, Inc.†	13,319	86,041
Montauk Renewables, Inc.†	9,646	92,119
Ormat Technologies, Inc.	3,184	241,793
Sunnova Energy International, Inc.†	7,036	97,871
		517,824
Multi-utilities: 0.38%
Avista Corp.	3,583	119,278
Black Hills Corp.	2,236	122,980
NorthWestern Corp.	3,201	161,331
Unitil Corp.	1,132	55,264
		458,853
Water utilities: 0.31%
American States Water Co.	1,647	138,694
California Water Service Group	1,876	94,269
Middlesex Water Co.	466	35,071
SJW Group	1,653	108,701
		376,735
Total common stocks (Cost $103,715,039)		115,391,788
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 33

Portfolio of investments—August 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.16%
Investment companies: 4.16%
Allspring Government Money Market Fund Select Class♠∞		5.26%	5,041,771	$5,041,771
Total short-term investments (Cost $5,041,771)				5,041,771
Total investments in securities (Cost $108,756,810)	99.45%			120,433,559
Other assets and liabilities, net	0.55			669,489
Total net assets	100.00%			$121,103,048

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,122,623	$15,328,208	$(13,409,060)	$0	$0	$5,041,771	5,041,771	$99,396
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	56	9-15-2023	$5,338,982	$5,324,480	$0	$(14,502)
The accompanying notes are an integral part of these financial statements.
34 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Statement of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $103,715,039)	$115,391,788
Investments in affiliated securities, at value (cost $5,041,771)	5,041,771
Cash	124
Cash at broker segregated for futures contracts	595,200
Receivable for dividends	138,318
Prepaid expenses and other assets	9,285
Total assets	121,176,486
Liabilities
Custody and accounting fees payable	29,590
Professional fees payable	15,901
Payable for daily variation margin on open futures contracts	14,000
Advisory fee payable	12,238
Interest holder report expenses payable	1,597
Trustees’ fees and expenses payable	67
Accrued expenses and other liabilities	45
Total liabilities	73,438
Total net assets	$121,103,048
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 35

Statement of operations—six months ended August 31, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $2,242)	$949,030
Income from affiliated securities	99,396
Interest	26,032
Total investment income	1,074,458
Expenses
Advisory fee	90,503
Custody and accounting fees	2,921
Professional fees	29,481
Interest holder report expenses	3,362
Trustees’ fees and expenses	10,398
Other fees and expenses	14,521
Total expenses	151,186
Less: Fee waivers and/or expense reimbursements	(57,063)
Net expenses	94,123
Net investment income	980,335
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(1,654,795)
Futures contracts	143,233
Net realized losses on investments	(1,511,562)
Net change in unrealized gains (losses) on
Unaffiliated securities	900,259
Futures contracts	59,018
Net change in unrealized gains (losses) on investments	959,277
Net realized and unrealized gains (losses) on investments	(552,285)
Net increase in net assets resulting from operations	$428,050
The accompanying notes are an integral part of these financial statements.
36 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended August 31, 2023 (unaudited)	Year ended February 28, 2023
Operations
Net investment income	$980,335	$1,725,901
Net realized losses on investments	(1,511,562)	(542,578)
Net change in unrealized gains (losses) on investments	959,277	(10,238,640)
Net increase (decrease) in net assets resulting from operations	428,050	(9,055,317)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	9,088,805	37,991,254
Withdrawals	(10,303,720)	(99,015,425)
Net decrease in net assets resulting from capital transactions	(1,214,915)	(61,024,171)
Total decrease in net assets	(786,865)	(70,079,488)
Net assets
Beginning of period	121,889,913	191,969,401
End of period	$121,103,048	$121,889,913
The accompanying notes are an integral part of these financial statements.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 37

Financial highlights
Financial highlights

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
		2023	2022	2021	2020[1]	2019
Total return[2]	(0.08)%	(5.83)%	(2.87)%	43.18%	(5.94)%	7.05%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.26%	0.22%	0.22%	0.23%	0.21%
Net expenses	0.16%*	0.16%*	0.16%*	0.16%*	0.18%	0.19%
Net investment income	1.62%	1.29%	0.77%	1.02%	1.35%	1.29%
Supplemental data
Portfolio turnover rate	46%	67%	92%	98%	40%	37%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2023 (unaudited)	0.09%
Year ended February 28, 2023	0.10%
Year ended February 28, 2022	0.06%
Year ended February 28, 2021	0.06%

[1]	Year ended February 29
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
38 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Factor Enhanced U.S. Small Cap Equity Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 39

Notes to financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes was $109,290,371 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$20,985,268
Gross unrealized losses	(9,856,582)
Net unrealized gains	$11,128,686
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,406,208	$0	$7,489	$3,413,697
Consumer discretionary	11,751,140	0	0	11,751,140
Consumer staples	3,518,745	0	0	3,518,745
Energy	7,936,712	0	0	7,936,712
Financials	17,452,723	0	0	17,452,723
Health care	20,001,192	0	187,849	20,189,041
Industrials	18,033,775	0	0	18,033,775
Information technology	17,039,541	0	0	17,039,541
Materials	6,146,744	0	0	6,146,744
Real estate	7,014,442	0	31,862	7,046,304
Utilities	2,863,366	0	0	2,863,366
Short-term investments
Investment companies	5,041,771	0	0	5,041,771
Total assets	$120,206,359	$0	$227,200	$120,433,559
Liabilities
Futures contracts	$14,502	$0	$0	$14,502
Total liabilities	$14,502	$0	$0	$14,502
40 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to financial statements (unaudited)
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.150%
Next $5 billion	0.130
Over $10 billion	0.110
For the six months ended August 31, 2023, the advisory fee was equivalent to an annual rate of 0.15% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.08% and declining to 0.05% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended August 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2023 were $53,178,650 and $55,014,495, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended August 31, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $4,476,754 in long futures contracts during the six months ended August 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by the Portfolio under the agreement.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 41

Notes to financial statements (unaudited)
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
42 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 43

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 45

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

46 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
Board consideration of investment advisory and sub-advisory agreements:
Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the portfolios of the Trust identified in the table below (individually, a “Portfolio” and collectively, the “Portfolios”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) with the Sub-Advisers(s) identified in the table below (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for the corresponding Portfolio identified. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
Master Portfolios	Sub-Adviser
Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Allspring Global Investments, LLC
Allspring Emerging Markets Bond Portfolio	Allspring Global Investments, LLC, Allspring Global Investments (UK) Limited
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced International Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring High Yield Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Investment Grade Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Strategic Retirement Bond Portfolio	Allspring Global Investments, LLC
Allspring U.S. REIT Portfolio	Allspring Global Investments, LLC
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 47

Other information (unaudited)
After its deliberations, the Board unanimously determined that the compensation or the absence of compensation payable to Allspring Funds Management and each of the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolios as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolios by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolios. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolios’ liquidity risk management program, and the derivatives risk management program for Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio and Allspring Factor Enhanced U.S. Large Cap Equity Portfolio. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board considered the investment performance results for each of the Portfolios over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Portfolios (each, a “Universe”), and in comparison to each Portfolios’ benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted the short performance history of the Portfolios.
With respect to the investment performance of each Portfolio relative to its respective Universe, the Board noted the following: (i) the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Corporate Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ii) the investment performance of Allspring Emerging Markets Bond Portfolio was lower than the average investment performance of the Universe for the one- and three-year periods and was in range of the average investment performance of the Universe for the five-year period; the investment performance of Allspring Emerging Markets Bond Portfolio was higher than the investment performance of its benchmark index, the J.P. Morgan EM Bond Global Diversified Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (iii) the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the average investment performance of the Universe for the one-year period and was lower than the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (iv) the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI World ex US Index (Net), for all periods under review; (v) the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and was lower than the average investment performance of the Universe for the three-year period; the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the investment performance of its benchmark index, the Russell 1000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vi) the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was higher than the

48 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
investment performance of its benchmark index, the Russell 2000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vii) the investment performance of Allspring High Yield Corporate Bond Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring High Yield Corporate Bond Portfolio was in range of the investment performance of its benchmark index, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (viii) the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and in rage of the average investment performance of the Universe for the three-year period; the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Corporate Bond Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ix) the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the investment performance of its benchmark index, the Strategic Retirement Blended Index, for the one- and three-year periods and was in range of the investment performance of its benchmark index for the five-year period; (x) the investment performance of Allspring U.S. REIT Portfolio was lower than the average investment performance of the Universe for the one-year period and was in range of the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring U.S. REIT Portfolio was higher than the investment performance of its benchmark index, the Dow Jones U.S. Select REIT Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each of Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring High Yield Corporate Bond Portfolio relative to such Portfolio’s Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected each Portfolio’s investment performance.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged to the Portfolios, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolios (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolios’ investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolios to Allspring Funds Management under the Advisory Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Portfolios’ Advisory Rates with the average contractual investment advisory fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the Portfolios in the expense Groups. The Board noted that the Advisory Rates of the Portfolios were lower than or in range of the mean rates for the Portfolios’ expense Groups.
The Board also received and considered information about the portions of the total advisory fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
For all Portfolios, except Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring U.S. REIT Portfolio, Allspring Investment Grade Corporate Bond Portfolio, and Allspring Strategic Retirement Bond Portfolio, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Portfolios. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 49

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolios and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolios to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolios, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolios’ advisory fee structure, which operate generally to reduce the Portfolios’ expense ratios as the Portfolios grow in size, and the size of the Portfolios in relation to such breakpoints. The Board considered that in addition to advisory fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolios, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolios and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Portfolios. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolios and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Portfolios. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and fees earned in the past by Allspring Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

50 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio’s investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Portfolios related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Portfolio’s, including the Portfolio’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 51

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring High Yield Corporate Bond Portfolio
Semi-Annual Report
August 31, 2023

Allspring High Yield Corporate Bond Portfolio | 1

Portfolio information (unaudited)

Investment objective	The Portfolio seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index,† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Brian Prucyk, Janet S. Rilling, CFA, CPA, Michael J. Schueller, CFA

Ten largest holdings (%) as of August 31, 2023[1]
DaVita, Inc., 4.63%, 6-1-2030	1.60
DISH Network Corp., 11.75%, 11-15-2027	1.59
Brand Industrial Services, Inc., 10.38%, 8-1-2030	1.58
Cloud Software Group, Inc., 9.00%, 9-30-2029	1.57
BroadStreet Partners, Inc., 5.88%, 4-15-2029	1.55
Staples, Inc., 7.50%, 4-15-2026	1.55
Aston Martin Capital Holdings Ltd., 10.50%, 11-30-2025	1.52
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5-1-2032	1.52
Tenet Healthcare Corp., 4.88%, 1-1-2026	1.52
Bombardier, Inc., 7.13%, 6-15-2026	1.51

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Credit quality as of August 31, 2023[1]

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Portfolio and not to the Portfolio itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized.
Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA
(highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-
term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest).
Ratings Aa to B may be modified by the addition of a number 1 (highest) to
3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).
Credit quality distribution is subject to change and may have changed since the date specified.

†
The Bloomberg U.S. High Yield 2% Issuer Capped Bond Index is composed of fixed-rate, publicly issued, non-investment-grade debt with at least one year remaining tomaturity as well as an outstanding par value of $100 million. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 79.70%
Basic materials: 2.74%
Chemicals: 1.40%
Chemours Co.	5.38%	5-15-2027	$200,000	$188,272
Mining: 1.34%
Novelis Corp.144A	4.75	1-30-2030	200,000	178,988
Communications: 15.56%
Advertising: 2.57%
Lamar Media Corp.	3.75	2-15-2028	200,000	181,680
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	200,000	162,604
				344,284
Media: 8.47%
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	250,000	202,674
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	6-1-2033	80,000	63,150
CSC Holdings LLC144A	5.50	4-15-2027	200,000	172,676
DISH DBS Corp.	5.13	6-1-2029	370,000	200,059
DISH Network Corp.144A	11.75	11-15-2027	210,000	213,074
Gray Television, Inc.144A	4.75	10-15-2030	205,000	143,137
Univision Communications, Inc.144A	5.13	2-15-2025	140,000	138,075
				1,132,845
Telecommunications: 4.52%
CommScope Technologies LLC144A	5.00	3-15-2027	325,000	180,693
Frontier Communications Holdings LLC144A	5.00	5-1-2028	200,000	171,371
Level 3 Financing, Inc.144A	3.75	7-15-2029	200,000	119,302
Level 3 Financing, Inc.144A	10.50	5-15-2030	132,000	134,084
				605,450
Consumer, cyclical: 19.02%
Airlines: 2.80%
Delta Air Lines, Inc.	3.75	10-28-2029	210,000	186,795
United Airlines, Inc.144A	4.38	4-15-2026	200,000	188,486
				375,281
Auto manufacturers: 2.90%
Allison Transmission, Inc.144A	5.88	6-1-2029	200,000	193,165
Ford Motor Co.	4.75	1-15-2043	260,000	194,377
				387,542
Auto parts & equipment: 4.19%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	200,000	192,610
Dana, Inc.	5.63	6-15-2028	200,000	188,272
Goodyear Tire & Rubber Co.	5.25	4-30-2031	205,000	179,824
				560,706
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Corporate Bond Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Distribution/wholesale: 2.20%
American Builders & Contractors Supply Co., Inc.144A	4.00%	1-15-2028	$200,000	$181,072
Openlane, Inc.144A	5.13	6-1-2025	108,000	105,372
Wesco Aircraft Holdings, Inc.144A†	8.50	11-15-2024	195,000	7,800
				294,244
Leisure time: 1.50%
NCL Corp. Ltd.144A	3.63	12-15-2024	210,000	200,981
Lodging: 2.48%
Hilton Domestic Operating Co., Inc.	4.88	1-15-2030	200,000	186,582
MGM Resorts International	4.63	9-1-2026	154,000	145,048
				331,630
Retail: 2.95%
Ferrellgas LP/Ferrellgas Finance Corp.144A	5.38	4-1-2026	200,000	188,006
Staples, Inc.144A	7.50	4-15-2026	250,000	206,850
				394,856
Consumer, non-cyclical: 12.63%
Commercial services: 2.72%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	210,000	199,740
Block, Inc.	3.50	6-1-2031	200,000	163,993
				363,733
Food: 1.44%
Performance Food Group, Inc.144A	5.50	10-15-2027	200,000	192,581
Healthcare-products: 1.39%
Avantor Funding, Inc.144A	4.63	7-15-2028	200,000	185,657
Healthcare-services: 5.73%
CHS/Community Health Systems, Inc.144A	4.75	2-15-2031	210,000	156,450
DaVita, Inc.144A	4.63	6-1-2030	250,000	214,439
Encompass Health Corp.	4.63	4-1-2031	220,000	192,925
Tenet Healthcare Corp.	4.88	1-1-2026	210,000	203,570
				767,384
Pharmaceuticals: 1.35%
Organon & Co./Organon Foreign Debt Co.-Issuer BV144A	4.13	4-30-2028	200,000	180,992
Energy: 10.74%
Oil & gas: 5.05%
Moss Creek Resources Holdings, Inc.144A	10.50	5-15-2027	200,000	198,442
Range Resources Corp.	4.88	5-15-2025	100,000	97,750
SM Energy Co.	6.75	9-15-2026	200,000	199,160
Sunoco LP/Sunoco Finance Corp.	4.50	5-15-2029	200,000	180,870
				676,222
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services: 1.48%
USA Compression Partners LP/USA Compression Finance Corp.	6.88%	4-1-2026	$200,000	$197,754
Pipelines: 4.21%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	200,000	191,516
Buckeye Partners LP144A	4.50	3-1-2028	200,000	181,500
EQM Midstream Partners LP	5.50	7-15-2028	200,000	191,077
				564,093
Financial: 10.61%
Diversified financial services: 1.36%
OneMain Finance Corp.	5.38	11-15-2029	210,000	181,398
Insurance: 4.48%
Acrisure LLC/Acrisure Finance, Inc.144A	7.00	11-15-2025	200,000	193,279
BroadStreet Partners, Inc.144A	5.88	4-15-2029	235,000	206,807
HUB International Ltd.144A	7.00	5-1-2026	200,000	199,625
				599,711
Investment Companies: 1.17%
Compass Group Diversified Holdings LLC144A	5.25	4-15-2029	170,000	156,121
Real estate: 1.23%
Howard Hughes Corp.144A	4.13	2-1-2029	200,000	165,000
REITS: 2.37%
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10-15-2027	200,000	157,989
Service Properties Trust	4.38	2-15-2030	210,000	159,429
				317,418
Industrial: 4.35%
Aerospace/defense: 1.49%
TransDigm, Inc.	6.38	6-15-2026	200,000	199,978
Electrical components & equipment: 1.28%
Energizer Holdings, Inc.144A	4.38	3-31-2029	200,000	171,298
Engineering & construction: 1.58%
Brand Industrial Services, Inc.144A	10.38	8-1-2030	205,000	211,412
Technology: 2.85%
Computers: 1.28%
Seagate HDD Cayman	4.13	1-15-2031	210,000	171,518
Software: 1.57%
Cloud Software Group, Inc.144A	9.00	9-30-2029	235,000	210,061
Utilities: 1.20%
Electric: 1.20%
Calpine Corp.144A	5.00	2-1-2031	190,000	160,754
Total corporate bonds and notes (Cost $11,780,834)				10,668,164
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Corporate Bond Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 16.75%
Communications: 5.51%
Media: 2.69%
Videotron Ltd.144A	5.13%	4-15-2027	$200,000	$191,500
Ziggo BV144A	4.88	1-15-2030	200,000	168,053
				359,553
Telecommunications: 2.82%
VEON Holdings BV144A	4.00	4-9-2025	210,000	176,400
Vodafone Group PLC (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+4.87%)±	7.00	4-4-2079	200,000	201,443
				377,843
Consumer, cyclical: 6.95%
Auto manufacturers: 1.52%
Aston Martin Capital Holdings Ltd.144A	10.50	11-30-2025	200,000	203,130
Leisure time: 2.81%
Carnival Corp.144A	5.75	3-1-2027	195,000	183,517
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	205,000	192,167
				375,684
Retail: 2.62%
1011778 BC ULC/New Red Finance, Inc.144A	3.88	1-15-2028	200,000	181,909
1011778 BC ULC/New Red Finance, Inc.144A	4.00	10-15-2030	200,000	169,430
				351,339
Consumer, non-cyclical: 1.45%
Pharmaceuticals: 1.45%
Bausch Health Cos., Inc.144A	6.13	2-1-2027	295,000	193,962
Industrial: 1.51%
Aerospace/defense: 1.51%
Bombardier, Inc.144A	7.13	6-15-2026	205,000	201,594
Utilities: 1.33%
Electric: 1.33%
Atlantica Sustainable Infrastructure PLC144A	4.13	6-15-2028	200,000	178,339
Total yankee corporate bonds and notes (Cost $2,408,209)				2,241,444
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.01%
Investment companies: 2.01%
Allspring Government Money Market Fund Select Class♠∞		5.26%	269,334	$269,334
Total short-term investments (Cost $269,334)				269,334
Total investments in securities (Cost $14,458,377)	98.46%			13,178,942
Other assets and liabilities, net	1.54			206,013
Total net assets	100.00%			$13,384,955

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$87,750	$2,151,882	$(1,970,298)	$0	$0	$269,334	269,334	$7,683
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Corporate Bond Portfolio | 7

Statement of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $14,189,043)	$12,909,608
Investments in affiliated securities, at value (cost $269,334)	269,334
Cash	2
Receivable for interest	231,125
Receivable from adviser	5,109
Prepaid expenses and other assets	1,045
Total assets	13,416,223
Liabilities
Professional fees payable	24,107
Custody and accounting fees payable	4,925
Interest holder report expenses payable	2,236
Total liabilities	31,268
Total net assets	$13,384,955
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Corporate Bond Portfolio

Statement of operations—six months ended August 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$418,003
Income from affiliated securities	7,683
Total investment income	425,686
Expenses
Advisory fee	16,769
Custody and accounting fees	1,802
Professional fees	33,280
Interest holder report expenses	3,231
Trustees’ fees and expenses	10,973
Other fees and expenses	1,256
Total expenses	67,311
Less: Fee waivers and/or expense reimbursements	(49,200)
Net expenses	18,111
Net investment income	407,575
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(798,204)
Net change in unrealized gains (losses) on investments	726,608
Net realized and unrealized gains (losses) on investments	(71,596)
Net increase in net assets resulting from operations	$335,979
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Corporate Bond Portfolio | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended August 31, 2023 (unaudited)	Year ended February 28, 2023
Operations
Net investment income	$407,575	$1,036,810
Net realized losses on investments	(798,204)	(1,802,294)
Net change in unrealized gains (losses) on investments	726,608	(811,771)
Net increase (decrease) in net assets resulting from operations	335,979	(1,577,255)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,211,374	4,418,836
Withdrawals	(1,755,169)	(23,419,375)
Net decrease in net assets resulting from capital transactions	(543,795)	(19,000,539)
Total decrease in net assets	(207,816)	(20,577,794)
Net assets
Beginning of period	13,592,771	34,170,565
End of period	$13,384,955	$13,592,771
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Corporate Bond Portfolio

Financial highlights
Financial highlights

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
		2023	2022	2021	2020[1]	2019
Total return[2]	2.57%	(5.28)%	(0.21)%	6.34%	3.97%	3.70%
Ratios to average net assets (annualized)
Gross expenses	1.00%	0.97%	0.53%	0.35%	0.42%	0.34%
Net expenses	0.27%*	0.27%*	0.27%*	0.27%*	0.30%	0.32%
Net investment income	6.08%	5.45%	4.64%	5.54%	5.54%	6.06%
Supplemental data
Portfolio turnover rate	25%	34%	73%	169%	52%	47%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2023 (unaudited)	0.73%
Year ended February 28, 2023	0.70%
Year ended February 28, 2022	0.26%
Year ended February 28, 2021	0.08%

[1]	Year ended February 29
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Corporate Bond Portfolio | 11

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Corporate Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes was $14,503,428 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$122,777
Gross unrealized losses	(1,447,263)
Net unrealized losses	$(1,324,486)
12 | Allspring High Yield Corporate Bond Portfolio

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$10,668,164	$0	$10,668,164
Yankee corporate bonds and notes	0	2,241,444	0	2,241,444
Short-term investments
Investment companies	269,334	0	0	269,334
Total assets	$269,334	$12,909,608	$0	$13,178,942
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.250%
Next $5 billion	0.230
Over $10 billion	0.210
For the six months ended August 31, 2023, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.09% and declining to 0.07% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended August 31, 2023.
Allspring High Yield Corporate Bond Portfolio | 13

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2023 were $3,289,251 and $3,335,266, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by the Portfolio under the agreement.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
14 | Allspring High Yield Corporate Bond Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring High Yield Corporate Bond Portfolio | 15

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

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Other information (unaudited)
Board consideration of investment advisory and sub-advisory agreements:
Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the portfolios of the Trust identified in the table below (individually, a “Portfolio” and collectively, the “Portfolios”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) with the Sub-Advisers(s) identified in the table below (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for the corresponding Portfolio identified. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
Master Portfolios	Sub-Adviser
Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Allspring Global Investments, LLC
Allspring Emerging Markets Bond Portfolio	Allspring Global Investments, LLC, Allspring Global Investments (UK) Limited
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced International Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring High Yield Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Investment Grade Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Strategic Retirement Bond Portfolio	Allspring Global Investments, LLC
Allspring U.S. REIT Portfolio	Allspring Global Investments, LLC
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring High Yield Corporate Bond Portfolio | 19

Other information (unaudited)
After its deliberations, the Board unanimously determined that the compensation or the absence of compensation payable to Allspring Funds Management and each of the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolios as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolios by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolios. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolios’ liquidity risk management program, and the derivatives risk management program for Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio and Allspring Factor Enhanced U.S. Large Cap Equity Portfolio. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board considered the investment performance results for each of the Portfolios over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Portfolios (each, a “Universe”), and in comparison to each Portfolios’ benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted the short performance history of the Portfolios.
With respect to the investment performance of each Portfolio relative to its respective Universe, the Board noted the following: (i) the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Corporate Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ii) the investment performance of Allspring Emerging Markets Bond Portfolio was lower than the average investment performance of the Universe for the one- and three-year periods and was in range of the average investment performance of the Universe for the five-year period; the investment performance of Allspring Emerging Markets Bond Portfolio was higher than the investment performance of its benchmark index, the J.P. Morgan EM Bond Global Diversified Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (iii) the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the average investment performance of the Universe for the one-year period and was lower than the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (iv) the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI World ex US Index (Net), for all periods under review; (v) the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and was lower than the average investment performance of the Universe for the three-year period; the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the investment performance of its benchmark index, the Russell 1000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vi) the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was higher than the

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Other information (unaudited)
investment performance of its benchmark index, the Russell 2000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vii) the investment performance of Allspring High Yield Corporate Bond Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring High Yield Corporate Bond Portfolio was in range of the investment performance of its benchmark index, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (viii) the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and in rage of the average investment performance of the Universe for the three-year period; the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Corporate Bond Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ix) the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the investment performance of its benchmark index, the Strategic Retirement Blended Index, for the one- and three-year periods and was in range of the investment performance of its benchmark index for the five-year period; (x) the investment performance of Allspring U.S. REIT Portfolio was lower than the average investment performance of the Universe for the one-year period and was in range of the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring U.S. REIT Portfolio was higher than the investment performance of its benchmark index, the Dow Jones U.S. Select REIT Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each of Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring High Yield Corporate Bond Portfolio relative to such Portfolio’s Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected each Portfolio’s investment performance.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged to the Portfolios, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolios (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolios’ investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolios to Allspring Funds Management under the Advisory Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Portfolios’ Advisory Rates with the average contractual investment advisory fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the Portfolios in the expense Groups. The Board noted that the Advisory Rates of the Portfolios were lower than or in range of the mean rates for the Portfolios’ expense Groups.
The Board also received and considered information about the portions of the total advisory fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
For all Portfolios, except Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring U.S. REIT Portfolio, Allspring Investment Grade Corporate Bond Portfolio, and Allspring Strategic Retirement Bond Portfolio, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Portfolios. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Allspring High Yield Corporate Bond Portfolio | 21

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolios and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolios to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolios, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolios’ advisory fee structure, which operate generally to reduce the Portfolios’ expense ratios as the Portfolios grow in size, and the size of the Portfolios in relation to such breakpoints. The Board considered that in addition to advisory fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolios, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolios and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Portfolios. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolios and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Portfolios. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and fees earned in the past by Allspring Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

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Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio’s investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Portfolios related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Portfolio’s, including the Portfolio’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring High Yield Corporate Bond Portfolio | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
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Allspring Investment Grade Corporate Bond Portfolio
Semi-Annual Report
August 31, 2023

Allspring Investment Grade Corporate Bond Portfolio | 1

Portfolio information (unaudited)

Investment objective	The Portfolio seeks to replicate the total return of the Bloomberg U.S. Corporate Bond Index,[1] before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Mark Clegg, CFA, Brian Prucyk, Janet S. Rilling, CFA, CPA

Ten largest holdings (%) as of August 31, 2023[1]
Andrew W Mellon Foundation, 0.95%, 8-1-2027	1.01
CHRISTUS Health, 4.34%, 7-1-2028	0.96
Boston Scientific Corp., 1.90%, 6-1-2025	0.95
Johnson & Johnson, 4.38%, 12-5-2033	0.92
Air Lease Corp., 2.30%, 2-1-2025	0.91
National Australia Bank Ltd., 2.50%, 7-12-2026	0.90
Toronto-Dominion Bank, 3.63%, 9-15-2031	0.90
Walt Disney Co., 2.65%, 1-13-2031	0.89
Kemper Corp., 4.35%, 2-15-2025	0.88
Eaton Corp., 4.15%, 3-15-2033	0.87

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of August 31, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]
The Bloomberg U.S. Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

2 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 80.78%
Basic materials: 2.24%
Chemicals: 1.38%
Celanese U.S. Holdings LLC	1.40%	8-5-2026	$200,000	$174,812
Dow Chemical Co.	2.10	11-15-2030	750,000	611,448
DuPont de Nemours, Inc.	5.42	11-15-2048	140,000	135,535
Eastman Chemical Co.	4.80	9-1-2042	140,000	118,536
LYB International Finance III LLC	3.80	10-1-2060	150,000	97,674
				1,138,005
Mining: 0.86%
Freeport-McMoRan, Inc.	4.25	3-1-2030	325,000	294,981
Newmont Corp.	2.60	7-15-2032	370,000	297,884
Southern Copper Corp.	5.88	4-23-2045	115,000	113,180
				706,045
Communications: 7.51%
Internet: 1.65%
Alphabet, Inc.	2.25	8-15-2060	385,000	225,235
Amazon.com, Inc.	1.00	5-12-2026	615,000	555,777
Amazon.com, Inc.	3.95	4-13-2052	280,000	233,564
eBay, Inc.	4.00	7-15-2042	175,000	136,628
Meta Platforms, Inc.	4.45	8-15-2052	245,000	207,926
				1,359,130
Media: 3.25%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	165,000	98,575
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10-23-2045	245,000	225,388
Comcast Corp.	2.35	1-15-2027	210,000	192,662
Comcast Corp.	2.99	11-1-2063	285,000	172,299
Comcast Corp.	5.50	5-15-2064	595,000	581,329
Discovery Communications LLC	3.95	3-20-2028	400,000	372,019
Discovery Communications LLC	4.00	9-15-2055	1,000	652
Paramount Global	4.85	7-1-2042	140,000	101,678
Time Warner Cable LLC	4.50	9-15-2042	270,000	197,284
Walt Disney Co.	2.65	1-13-2031	855,000	732,471
				2,674,357
Telecommunications: 2.61%
AT&T, Inc.	3.50	9-15-2053	360,000	236,954
AT&T, Inc.	3.65	9-15-2059	340,000	220,038
AT&T, Inc.	3.80	12-1-2057	235,000	158,484
Cisco Systems, Inc.	2.95	2-28-2026	340,000	326,167
Corning, Inc.	5.45	11-15-2079	215,000	192,771
T-Mobile USA, Inc.	3.60	11-15-2060	295,000	197,559
The accompanying notes are an integral part of these financial statements.
Allspring Investment Grade Corporate Bond Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications (continued)
Verizon Communications, Inc.	3.00%	11-20-2060	$370,000	$217,264
Verizon Communications, Inc.	3.15	3-22-2030	680,000	596,424
				2,145,661
Consumer, cyclical: 4.12%
Airlines: 0.36%
American Airlines Pass-Through Trust Series 2016-2 Class AA	3.20	6-15-2028	192,372	174,769
United Airlines Pass-Through Trust Series 2013-1 Class A	4.30	8-15-2025	127,248	121,943
				296,712
Apparel: 0.07%
NIKE, Inc.	3.63	5-1-2043	70,000	58,279
Auto manufacturers: 0.37%
General Motors Co.	6.25	10-2-2043	175,000	164,552
General Motors Financial Co., Inc.	5.65	1-17-2029	140,000	137,612
				302,164
Distribution/wholesale: 0.31%
WW Grainger, Inc.	4.60	6-15-2045	280,000	256,108
Entertainment: 0.22%
Warnermedia Holdings, Inc.	5.14	3-15-2052	225,000	179,350
Retail: 2.79%
Home Depot, Inc.	4.88	2-15-2044	225,000	212,390
Lowe’s Cos., Inc.	4.45	4-1-2062	130,000	101,385
Lowe’s Cos., Inc.	4.50	4-15-2030	300,000	289,071
McDonald’s Corp.	4.60	9-9-2032	460,000	450,080
Starbucks Corp.	4.00	11-15-2028	500,000	478,458
Target Corp.	3.63	4-15-2046	250,000	193,726
TJX Cos., Inc.	3.88	4-15-2030	600,000	565,990
				2,291,100
Consumer, non-cyclical: 16.54%
Agriculture: 1.10%
Altria Group, Inc.	4.50	5-2-2043	175,000	136,381
BAT Capital Corp.	4.54	8-15-2047	140,000	101,807
Philip Morris International, Inc.	3.25	11-10-2024	210,000	204,500
Philip Morris International, Inc.	4.50	3-20-2042	140,000	118,829
Reynolds American, Inc.	4.45	6-12-2025	350,000	342,414
				903,931
Beverages: 2.64%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90	2-1-2046	295,000	274,423
Anheuser-Busch InBev Worldwide, Inc.	4.60	6-1-2060	105,000	91,552
Anheuser-Busch InBev Worldwide, Inc.	5.80	1-23-2059	75,000	78,644
Coca-Cola Co.	2.75	6-1-2060	280,000	182,005
Constellation Brands, Inc.	3.15	8-1-2029	300,000	268,039
The accompanying notes are an integral part of these financial statements.
4 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Keurig Dr Pepper, Inc.	4.60%	5-25-2028	$700,000	$683,761
Molson Coors Beverage Co.	3.00	7-15-2026	635,000	594,993
				2,173,417
Biotechnology: 1.54%
Amgen, Inc.	4.40	2-22-2062	225,000	178,201
Amgen, Inc.	5.65	3-2-2053	175,000	173,486
Biogen, Inc.	2.25	5-1-2030	700,000	576,259
Gilead Sciences, Inc.	3.65	3-1-2026	350,000	336,751
				1,264,697
Commercial services: 0.19%
Ford Foundation Series 2020	2.82	6-1-2070	260,000	154,989
Cosmetics/Personal Care: 0.18%
Estee Lauder Cos., Inc.	6.00	5-15-2037	140,000	149,270
Food: 1.57%
Kraft Heinz Foods Co.	5.50	6-1-2050	180,000	173,761
Kroger Co.	5.00	4-15-2042	175,000	156,222
Mondelez International, Inc.	2.75	4-13-2030	440,000	380,332
Pilgrim’s Pride Corp.	3.50	3-1-2032	370,000	297,964
Tyson Foods, Inc.	4.35	3-1-2029	300,000	283,887
				1,292,166
Healthcare-products: 1.28%
Abbott Laboratories	6.15	11-30-2037	166,000	184,632
Boston Scientific Corp.	1.90	6-1-2025	835,000	784,337
Stryker Corp.	4.63	3-15-2046	95,000	85,444
				1,054,413
Healthcare-services: 3.57%
Aetna, Inc.	4.50	5-15-2042	105,000	87,501
Ascension Health	3.95	11-15-2046	95,000	77,372
Baptist Health South Florida Obligated Group Series 2021	3.12	11-15-2071	295,000	171,285
CHRISTUS Health Series C	4.34	7-1-2028	825,000	791,449
CommonSpirit Health	4.35	11-1-2042	175,000	145,990
Elevance Health, Inc.	2.38	1-15-2025	265,000	253,381
Elevance Health, Inc.	5.85	1-15-2036	200,000	201,435
HCA, Inc.144A	4.38	3-15-2042	180,000	144,361
HCA, Inc.144A	4.63	3-15-2052	315,000	252,753
Quest Diagnostics, Inc.	2.95	6-30-2030	300,000	260,518
UnitedHealth Group, Inc.	4.20	1-15-2047	200,000	168,972
UnitedHealth Group, Inc.	4.25	4-15-2047	300,000	255,023
UnitedHealth Group, Inc.	5.88	2-15-2053	120,000	128,340
				2,938,380
Household products/wares: 0.20%
Kimberly-Clark Corp.	6.63	8-1-2037	140,000	160,722
The accompanying notes are an integral part of these financial statements.
Allspring Investment Grade Corporate Bond Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 4.27%
AbbVie, Inc.	4.85%	6-15-2044	$475,000	$434,243
AmerisourceBergen Corp.	4.25	3-1-2045	175,000	141,387
Bristol-Myers Squibb Co.	3.90	3-15-2062	175,000	132,619
Cigna Group	4.80	7-15-2046	210,000	186,453
CVS Health Corp.	5.05	3-25-2048	585,000	513,110
Eli Lilly & Co.	2.50	9-15-2060	625,000	372,192
Eli Lilly & Co.	2.75	6-1-2025	70,000	67,246
Johnson & Johnson	4.38	12-5-2033	770,000	760,550
Mead Johnson Nutrition Co.	5.90	11-1-2039	70,000	71,388
Merck & Co., Inc.	2.75	2-10-2025	380,000	367,380
Merck & Co., Inc.	2.90	12-10-2061	400,000	251,227
Zoetis, Inc.	4.70	2-1-2043	240,000	217,587
				3,515,382
Energy: 5.54%
Oil & gas: 1.46%
BP Capital Markets America, Inc.	3.94	9-21-2028	200,000	190,940
ConocoPhillips	5.90	10-15-2032	175,000	187,257
Exxon Mobil Corp.	2.71	3-6-2025	345,000	332,646
Marathon Petroleum Corp.	3.80	4-1-2028	385,000	359,605
Phillips 66	4.65	11-15-2034	140,000	131,361
				1,201,809
Oil & gas services: 0.93%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.	3.34	12-15-2027	670,000	621,323
Halliburton Co.	4.50	11-15-2041	175,000	147,523
				768,846
Pipelines: 3.15%
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	130,519
Energy Transfer LP	5.00	5-15-2050	255,000	209,899
Energy Transfer LP	5.95	10-1-2043	140,000	127,841
Enterprise Products Operating LLC	5.35	1-31-2033	335,000	336,866
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	137,993
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	146,880
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	187,342
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	68,383
ONEOK, Inc.	4.55	7-15-2028	500,000	476,764
Plains All American Pipeline LP/PAA Finance Corp.	3.60	11-1-2024	210,000	204,443
Spectra Energy Partners LP	3.38	10-15-2026	300,000	282,448
Williams Cos., Inc.	6.30	4-15-2040	273,000	279,789
				2,589,167
Financial: 28.00%
Banks: 9.44%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	285,000	216,499
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	630,000	493,559
Bank of America Corp. (U.S. SOFR+1.56%)±	2.97	7-21-2052	125,000	82,440
The accompanying notes are an integral part of these financial statements.
6 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank of America Corp. (U.S. SOFR 3 Month+3.41%)±	4.08%	3-20-2051	$380,000	$305,376
Citigroup, Inc. (U.S. SOFR+0.69%)±	2.01	1-25-2026	375,000	354,759
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	155,000	124,881
Citigroup, Inc. (U.S. SOFR+1.94%)±	3.79	3-17-2033	170,000	147,803
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	155,000	154,459
Citigroup, Inc. (U.S. SOFR 3 Month+1.65%)±	3.67	7-24-2028	325,000	302,242
Citizens Financial Group, Inc. (5 Year Treasury Constant Maturity+2.50%)±	4.30	2-11-2031	200,000	167,582
Discover Bank	4.25	3-13-2026	250,000	237,688
Fifth Third Bancorp	3.95	3-14-2028	400,000	370,778
Fifth Third Bank NA	2.25	2-1-2027	250,000	221,545
Goldman Sachs Group, Inc.	4.75	10-21-2045	360,000	323,424
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.42%)±	3.81	4-23-2029	415,000	384,002
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.69%)±	4.41	4-23-2039	125,000	108,286
JPMorgan Chase & Co.	6.40	5-15-2038	110,000	121,146
JPMorgan Chase & Co. (U.S. SOFR+2.58%)±	5.72	9-14-2033	440,000	439,749
JPMorgan Chase & Co. (U.S. SOFR 3 Month+2.52%)±	2.96	5-13-2031	720,000	612,015
KeyBank NA	3.30	6-1-2025	250,000	234,214
Morgan Stanley	4.30	1-27-2045	290,000	246,388
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	385,000	290,354
Northern Trust Corp.	3.95	10-30-2025	175,000	169,423
PNC Bank NA	3.88	4-10-2025	250,000	241,455
Santander Holdings USA, Inc.	4.50	7-17-2025	350,000	341,531
Truist Bank	3.30	5-15-2026	600,000	557,478
U.S. Bancorp Series V	2.38	7-22-2026	190,000	175,164
U.S. Bancorp Series W	3.60	9-11-2024	350,000	342,466
				7,766,706
Diversified financial services: 7.39%
Air Lease Corp.	2.30	2-1-2025	795,000	752,384
Air Lease Corp.	3.25	3-1-2025	200,000	191,408
American Express Co. (U.S. SOFR+1.76%)±	4.42	8-3-2033	590,000	547,203
American Express Credit Corp.	3.30	5-3-2027	200,000	187,374
Andrew W Mellon Foundation Series 2020	0.95	8-1-2027	960,000	829,349
BlackRock, Inc.	3.25	4-30-2029	435,000	401,954
Capital One Financial Corp.	3.75	7-28-2026	525,000	490,890
Charles Schwab Corp.	3.63	4-1-2025	140,000	135,642
Charles Schwab Corp.	4.63	3-22-2030	650,000	631,712
Intercontinental Exchange, Inc.	3.75	9-21-2028	500,000	471,841
Mastercard, Inc.	3.50	2-26-2028	400,000	380,520
Mastercard, Inc.	3.95	2-26-2048	140,000	118,990
Synchrony Financial	3.95	12-1-2027	150,000	134,016
Visa, Inc.	2.05	4-15-2030	475,000	403,066
Visa, Inc.	2.75	9-15-2027	300,000	278,249
Western Union Co.	6.20	11-17-2036	122,000	122,332
				6,076,930
The accompanying notes are an integral part of these financial statements.
Allspring Investment Grade Corporate Bond Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 4.44%
Allstate Corp. (3 Month LIBOR+2.12%)±	6.50%	5-15-2057	$115,000	$110,030
American International Group, Inc. Series A-9 (3 Month LIBOR+2.87%)±	5.75	4-1-2048	200,000	188,850
Aon Corp.	6.25	9-30-2040	70,000	72,534
Arch Capital Group U.S., Inc.	5.14	11-1-2043	147,000	130,716
Berkshire Hathaway Finance Corp.	5.75	1-15-2040	240,000	259,223
Berkshire Hathaway, Inc.	3.13	3-15-2026	565,000	541,734
Chubb Corp.	6.00	5-11-2037	196,000	208,305
Kemper Corp.	4.35	2-15-2025	745,000	723,684
Loews Corp.	4.13	5-15-2043	140,000	114,879
Marsh & McLennan Cos., Inc.	4.90	3-15-2049	110,000	100,880
MetLife, Inc.	6.38	6-15-2034	196,000	210,461
Principal Financial Group, Inc.	3.40	5-15-2025	140,000	134,841
Progressive Corp.	6.25	12-1-2032	252,000	270,447
Prudential Financial, Inc. Series B	5.75	7-15-2033	350,000	368,588
Transatlantic Holdings, Inc.	8.00	11-30-2039	70,000	85,515
XL Group Ltd.	5.25	12-15-2043	140,000	132,489
				3,653,176
Investment Companies: 0.82%
Ares Capital Corp.	3.20	11-15-2031	240,000	186,482
Bain Capital Specialty Finance, Inc.	2.55	10-13-2026	185,000	159,936
Blackstone Private Credit Fund	3.25	3-15-2027	215,000	187,221
Prospect Capital Corp.	3.71	1-22-2026	160,000	145,018
				678,657
REITS: 5.91%
Alexandria Real Estate Equities, Inc.	4.70	7-1-2030	615,000	582,359
Boston Properties LP	2.75	10-1-2026	500,000	450,854
Equinix, Inc.	1.55	3-15-2028	775,000	655,049
GLP Capital LP/GLP Financing II, Inc.	5.30	1-15-2029	120,000	113,148
Healthpeak OP LLC	6.75	2-1-2041	95,000	98,547
Kimco Realty OP LLC	2.80	10-1-2026	350,000	321,890
Prologis LP	1.25	10-15-2030	885,000	681,369
Realty Income Corp.	4.88	6-1-2026	119,000	117,576
Simon Property Group LP	3.30	1-15-2026	410,000	390,796
Ventas Realty LP	3.50	2-1-2025	400,000	384,734
Ventas Realty LP	4.40	1-15-2029	485,000	455,360
VICI Properties LP	5.13	5-15-2032	210,000	194,632
Welltower OP LLC	4.00	6-1-2025	210,000	203,503
Welltower OP LLC	4.95	9-1-2048	240,000	208,922
				4,858,739
Industrial: 4.12%
Aerospace/defense: 1.05%
Boeing Co.	2.60	10-30-2025	120,000	112,474
Boeing Co.	5.88	2-15-2040	186,000	184,403
Boeing Co.	5.93	5-1-2060	155,000	149,618
Lockheed Martin Corp. Series B	6.15	9-1-2036	122,000	132,578
The accompanying notes are an integral part of these financial statements.
8 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace/defense (continued)
Northrop Grumman Corp.	5.05%	11-15-2040	$70,000	$66,405
RTX Corp.	5.38	2-27-2053	225,000	219,316
				864,794
Electronics: 0.38%
Honeywell International, Inc.	3.81	11-21-2047	175,000	142,198
Keysight Technologies, Inc.	4.55	10-30-2024	175,000	172,127
				314,325
Machinery-construction & mining: 0.24%
Caterpillar Financial Services Corp.	3.25	12-1-2024	200,000	194,992
Machinery-diversified: 0.51%
Dover Corp.	5.38	10-15-2035	140,000	140,982
John Deere Capital Corp.	0.63	9-10-2024	190,000	180,933
Rockwell Automation, Inc.	2.80	8-15-2061	160,000	98,395
				420,310
Metal fabricate/hardware: 0.14%
Precision Castparts Corp.	3.90	1-15-2043	140,000	115,113
Miscellaneous manufacturing: 0.87%
Eaton Corp.	4.15	3-15-2033	755,000	711,849
Transportation: 0.93%
Burlington Northern Santa Fe LLC	2.88	6-15-2052	285,000	188,114
CSX Corp.	4.25	11-1-2066	140,000	112,254
Norfolk Southern Corp.	5.10	12-31-2049	80,000	67,076
Union Pacific Corp.	3.80	4-6-2071	230,000	168,912
United Parcel Service, Inc.	6.20	1-15-2038	206,000	230,267
				766,623
Technology: 5.11%
Computers: 1.77%
Apple, Inc.	1.20	2-8-2028	730,000	630,959
Apple, Inc.	2.80	2-8-2061	155,000	100,099
Apple, Inc.	3.95	8-8-2052	185,000	156,738
Apple, Inc.	4.65	2-23-2046	350,000	335,266
Dell International LLC/EMC Corp.	6.10	7-15-2027	230,000	235,147
				1,458,209
Semiconductors: 1.96%
Applied Materials, Inc.	5.85	6-15-2041	380,000	405,334
Broadcom, Inc.144A	3.14	11-15-2035	170,000	129,752
Broadcom, Inc.	4.15	11-15-2030	325,000	297,160
Intel Corp.	2.60	5-19-2026	220,000	207,219
Intel Corp.	4.25	12-15-2042	175,000	146,897
The accompanying notes are an integral part of these financial statements.
Allspring Investment Grade Corporate Bond Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors (continued)
Intel Corp.	5.70%	2-10-2053	$185,000	$183,204
QUALCOMM, Inc.	1.65	5-20-2032	315,000	244,641
				1,614,207
Software: 1.38%
Fiserv, Inc.	3.85	6-1-2025	210,000	203,819
Microsoft Corp.	2.68	6-1-2060	355,000	228,353
Microsoft Corp.	3.04	3-17-2062	180,000	124,621
Microsoft Corp.	5.20	6-1-2039	77,000	80,315
Oracle Corp.	3.85	4-1-2060	215,000	146,119
Salesforce, Inc.	3.05	7-15-2061	245,000	158,801
Salesforce, Inc.	3.70	4-11-2028	200,000	191,638
				1,133,666
Utilities: 7.60%
Electric: 7.52%
Ameren Illinois Co.	3.70	12-1-2047	165,000	127,318
Appalachian Power Co.	3.40	6-1-2025	175,000	168,190
Appalachian Power Co.	4.45	6-1-2045	175,000	142,153
Appalachian Power Co.	7.00	4-1-2038	70,000	77,546
Arizona Public Service Co.	3.15	5-15-2025	105,000	100,908
Arizona Public Service Co.	4.50	4-1-2042	70,000	58,146
CenterPoint Energy Houston Electric LLC	4.50	4-1-2044	175,000	151,860
Commonwealth Edison Co.	3.80	10-1-2042	70,000	55,526
Consolidated Edison Co. of New York, Inc. Series A	4.13	5-15-2049	370,000	292,815
Consumers Energy Co.	4.05	5-15-2048	290,000	235,692
Dominion Energy, Inc. Series B	5.95	6-15-2035	157,000	160,252
Duke Energy Florida LLC	5.65	4-1-2040	87,000	86,736
Duke Energy Indiana LLC Series WWW	4.90	7-15-2043	105,000	94,733
Duke Energy Progress LLC	4.10	3-15-2043	210,000	171,045
Entergy Arkansas LLC	4.20	4-1-2049	280,000	223,369
Entergy Louisiana LLC	5.59	10-1-2024	84,000	84,126
Evergy Kansas Central, Inc.	4.10	4-1-2043	210,000	166,017
Exelon Corp.	4.95	6-15-2035	140,000	130,691
Florida Power & Light Co.	5.96	4-1-2039	175,000	184,094
MidAmerican Energy Co.	3.65	4-15-2029	685,000	638,320
National Rural Utilities Cooperative Finance Corp.	4.02	11-1-2032	140,000	126,705
NSTAR Electric Co.	5.50	3-15-2040	70,000	68,856
Oglethorpe Power Corp.	5.95	11-1-2039	105,000	103,719
Oncor Electric Delivery Co. LLC	7.00	5-1-2032	122,000	136,310
Pacific Gas & Electric Co.	2.50	2-1-2031	410,000	319,945
PECO Energy Co.	2.85	9-15-2051	160,000	100,792
PPL Capital Funding, Inc.	3.10	5-15-2026	100,000	94,376
PPL Electric Utilities Corp.	4.75	7-15-2043	105,000	95,322
Progress Energy, Inc.	7.75	3-1-2031	365,000	409,399
Public Service Electric & Gas Co.	3.80	1-1-2043	140,000	112,586
Public Service Electric & Gas Co.	3.95	5-1-2042	70,000	58,203
Public Service Electric & Gas Co. Series E	5.80	5-1-2037	70,000	71,452
The accompanying notes are an integral part of these financial statements.
10 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric (continued)
Sempra Energy	3.25%	6-15-2027	$300,000	$277,265
Southern California Edison Co.	5.50	3-15-2040	140,000	135,207
Southern California Edison Co. Series 2004-B	6.00	1-15-2034	70,000	72,379
Southern California Edison Co. Series 2005-E	5.35	7-15-2035	126,000	125,068
Southern Co.	4.40	7-1-2046	185,000	152,352
Union Electric Co.	8.45	3-15-2039	56,000	71,323
Virginia Electric & Power Co.	4.45	2-15-2044	105,000	88,794
Virginia Electric & Power Co. Series A	3.10	5-15-2025	70,000	67,143
Virginia Electric & Power Co. Series B	6.00	1-15-2036	70,000	72,342
Wisconsin Electric Power Co.	5.63	5-15-2033	70,000	71,717
				6,180,792
Gas: 0.08%
Southern California Gas Co. Series MM	5.13	11-15-2040	70,000	65,740
Total corporate bonds and notes (Cost $73,666,973)				66,448,928
Yankee corporate bonds and notes: 17.73%
Basic materials: 0.79%
Chemicals: 0.14%
Nutrien Ltd.	6.13	1-15-2041	115,000	115,255
Iron/steel: 0.65%
ArcelorMittal SA	4.55	3-11-2026	245,000	240,044
Vale Overseas Ltd.	3.75	7-8-2030	335,000	292,951
				532,995
Communications: 1.83%
Internet: 1.08%
Alibaba Group Holding Ltd.	3.25	2-9-2061	200,000	115,476
Alibaba Group Holding Ltd.	3.40	12-6-2027	200,000	185,684
Alibaba Group Holding Ltd.	3.60	11-28-2024	600,000	584,165
				885,325
Telecommunications: 0.75%
America Movil SAB de CV	4.38	4-22-2049	100,000	84,703
Bell Telephone Co. of Canada or Bell Canada	4.46	4-1-2048	150,000	123,447
Rogers Communications, Inc.	3.63	12-15-2025	235,000	223,777
Vodafone Group PLC	4.38	2-19-2043	230,000	187,335
				619,262
Consumer, non-cyclical: 1.77%
Beverages: 0.16%
Diageo Capital PLC	5.88	9-30-2036	122,000	128,809
Healthcare-products: 0.11%
DH Europe Finance II Sarl	3.40	11-15-2049	125,000	93,340
The accompanying notes are an integral part of these financial statements.
Allspring Investment Grade Corporate Bond Portfolio | 11

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 1.50%
AstraZeneca PLC	3.38%	11-16-2025	$500,000	$480,570
AstraZeneca PLC	4.38	11-16-2045	200,000	177,989
Pfizer Investment Enterprises Pte. Ltd.	4.65	5-19-2030	380,000	374,061
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	205,000	205,074
				1,237,694
Energy: 1.27%
Oil & gas: 1.02%
Canadian Natural Resources Ltd.	4.95	6-1-2047	110,000	95,502
Cenovus Energy, Inc.	6.80	9-15-2037	70,000	72,138
Shell International Finance BV	3.25	5-11-2025	350,000	338,820
Shell International Finance BV	3.75	9-12-2046	145,000	114,057
Shell International Finance BV	4.00	5-10-2046	175,000	143,872
TotalEnergies Capital International SA	3.39	6-29-2060	105,000	72,420
				836,809
Pipelines: 0.25%
TransCanada PipeLines Ltd.	6.10	6-1-2040	210,000	211,549
Financial: 10.34%
Banks: 9.52%
Banco Santander SA (1 Year Treasury Constant Maturity+0.90%)±	1.72	9-14-2027	600,000	527,378
Bank of Nova Scotia	4.50	12-16-2025	500,000	484,757
Barclays PLC (1 Year Treasury Constant Maturity+2.30%)±	5.30	8-9-2026	400,000	394,095
Barclays PLC (3 Month LIBOR+1.90%)±	4.97	5-16-2029	300,000	285,118
Barclays PLC (U.S. SOFR+3.57%)±	7.12	6-27-2034	200,000	199,730
Cooperatieve Rabobank UA	3.75	7-21-2026	280,000	262,783
Deutsche Bank AG	1.69	3-19-2026	150,000	136,268
Deutsche Bank AG (U.S. SOFR+2.26%)±	3.74	1-7-2033	400,000	300,372
HSBC Holdings PLC (U.S. SOFR+1.19%)±	2.80	5-24-2032	600,000	479,240
HSBC Holdings PLC (U.S. SOFR 3 Month+1.80%)±	4.58	6-19-2029	400,000	377,632
ING Groep NV	4.55	10-2-2028	500,000	479,767
ING Groep NV (U.S. SOFR+1.83%)±	4.02	3-28-2028	200,000	188,176
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+3.75%)±	7.95	11-15-2033	200,000	214,226
National Australia Bank Ltd.	2.50	7-12-2026	800,000	743,562
Royal Bank of Canada	4.65	1-27-2026	700,000	686,570
Sumitomo Mitsui Financial Group, Inc.	3.01	10-19-2026	655,000	607,546
Toronto-Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+2.21%)±	3.63	9-15-2031	790,000	737,506
Westpac Banking Corp.	2.15	6-3-2031	305,000	250,113
Westpac Banking Corp.	2.85	5-13-2026	500,000	471,574
				7,826,413
Diversified financial services: 0.46%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10-29-2028	300,000	259,969
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	1-30-2032	150,000	121,895
				381,864
The accompanying notes are an integral part of these financial statements.
12 | Allspring Investment Grade Corporate Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Private equity: 0.36%
Brookfield Finance, Inc.	3.63%	2-15-2052	$155,000	$102,823
Brookfield Finance, Inc.	4.25	6-2-2026	200,000	192,428
				295,251
Industrial: 0.73%
Miscellaneous manufacturing: 0.64%
GE Capital International Funding Co. Unlimited Co.	3.37	11-15-2025	550,000	522,830
Transportation: 0.09%
Canadian National Railway Co.	3.65	2-3-2048	100,000	78,430
Technology: 0.34%
Semiconductors: 0.34%
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	290,000	275,461
Utilities: 0.66%
Electric: 0.66%
National Grid PLC	5.81	6-12-2033	540,000	541,060
Total yankee corporate bonds and notes (Cost $15,599,994)				14,582,347

		Yield	Shares
Short-term investments: 0.36%
Investment companies: 0.36%
Allspring Government Money Market Fund Select Class♠∞		5.26	294,636	294,636
Total short-term investments (Cost $294,636)				294,636
Total investments in securities (Cost $89,561,603)	98.87%			81,325,911
Other assets and liabilities, net	1.13			933,072
Total net assets	100.00%			$82,258,983

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
Allspring Investment Grade Corporate Bond Portfolio | 13

Portfolio of investments—August 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$733,533	$8,331,607	$(8,770,504)	$0	$0	$294,636	294,636	$26,135
The accompanying notes are an integral part of these financial statements.
14 | Allspring Investment Grade Corporate Bond Portfolio

Statement of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $89,266,967)	$81,031,275
Investments in affiliated securities, at value (cost $294,636)	294,636
Receivable for interest	960,853
Receivable from adviser	5,302
Prepaid expenses and other assets	1,774
Total assets	82,293,840
Liabilities
Professional fees payable	22,041
Custody and accounting fees payable	9,254
Interest holder report expenses payable	3,562
Total liabilities	34,857
Total net assets	$82,258,983
The accompanying notes are an integral part of these financial statements.
Allspring Investment Grade Corporate Bond Portfolio | 15

Statement of operations—six months ended August 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$1,700,269
Income from affiliated securities	26,135
Total investment income	1,726,404
Expenses
Advisory fee	20,569
Custody and accounting fees	3,153
Professional fees	34,163
Interest holder report expenses	5,597
Trustees’ fees and expenses	10,747
Other fees and expenses	4,718
Total expenses	78,947
Less: Fee waivers and/or expense reimbursements	(56,321)
Net expenses	22,626
Net investment income	1,703,778
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(728,372)
Net change in unrealized gains (losses) on investments	437,886
Net realized and unrealized gains (losses) on investments	(290,486)
Net increase in net assets resulting from operations	$1,413,292
The accompanying notes are an integral part of these financial statements.
16 | Allspring Investment Grade Corporate Bond Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended August 31, 2023 (unaudited)	Year ended February 28, 2023
Operations
Net investment income	$1,703,778	$4,116,828
Net realized losses on investments	(728,372)	(14,613,866)
Net change in unrealized gains (losses) on investments	437,886	(6,502,402)
Net increase (decrease) in net assets resulting from operations	1,413,292	(16,999,440)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	6,070,430	28,448,205
Withdrawals	(8,578,724)	(138,513,787)
Net decrease in net assets resulting from capital transactions	(2,508,294)	(110,065,582)
Total decrease in net assets	(1,095,002)	(127,065,022)
Net assets
Beginning of period	83,353,985	210,419,007
End of period	$82,258,983	$83,353,985
The accompanying notes are an integral part of these financial statements.
Allspring Investment Grade Corporate Bond Portfolio | 17

Financial highlights
Financial highlights

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
		2023	2022	2021	2020[1]	2019
Total return[2]	1.71%	(10.08)%	(3.73)%	2.46%	15.72%	2.29%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.17%	0.10%	0.10%	0.10%	0.09%
Net expenses	0.06%*	0.06%*	0.06%*	0.06%*	0.07%	0.08%
Net investment income	4.14%	3.53%	2.94%	3.24%	3.59%	3.74%
Supplemental data
Portfolio turnover rate	10%	44%	46%	37%	18%	25%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2023 (unaudited)	0.14%
Year ended February 28, 2023	0.11%
Year ended February 28, 2022	0.04%
Year ended February 28, 2021	0.04%

[1]	Year ended February 29.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Investment Grade Corporate Bond Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Investment Grade Corporate Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes was $89,633,800 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$461,771
Gross unrealized losses	(8,769,660)
Net unrealized losses	$(8,307,889)
Allspring Investment Grade Corporate Bond Portfolio | 19

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$66,448,928	$0	$66,448,928
Yankee corporate bonds and notes	0	14,582,347	0	14,582,347
Short-term investments
Investment companies	294,636	0	0	294,636
Total assets	$294,636	$81,031,275	$0	$81,325,911
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2023, the Portfolio did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended August 31, 2023, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended August 31, 2023.
20 | Allspring Investment Grade Corporate Bond Portfolio

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2023 were $7,675,311 and $7,990,007, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Investment Grade Corporate Bond Portfolio | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22 | Allspring Investment Grade Corporate Bond Portfolio

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Investment Grade Corporate Bond Portfolio | 23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24 | Allspring Investment Grade Corporate Bond Portfolio

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

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Other information (unaudited)
Board consideration of investment advisory and sub-advisory agreements:
Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the portfolios of the Trust identified in the table below (individually, a “Portfolio” and collectively, the “Portfolios”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) with the Sub-Advisers(s) identified in the table below (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for the corresponding Portfolio identified. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
Master Portfolios	Sub-Adviser
Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Allspring Global Investments, LLC
Allspring Emerging Markets Bond Portfolio	Allspring Global Investments, LLC, Allspring Global Investments (UK) Limited
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced International Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring High Yield Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Investment Grade Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Strategic Retirement Bond Portfolio	Allspring Global Investments, LLC
Allspring U.S. REIT Portfolio	Allspring Global Investments, LLC
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

26 | Allspring Investment Grade Corporate Bond Portfolio

Other information (unaudited)
After its deliberations, the Board unanimously determined that the compensation or the absence of compensation payable to Allspring Funds Management and each of the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolios as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolios by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolios. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolios’ liquidity risk management program, and the derivatives risk management program for Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio and Allspring Factor Enhanced U.S. Large Cap Equity Portfolio. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board considered the investment performance results for each of the Portfolios over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Portfolios (each, a “Universe”), and in comparison to each Portfolios’ benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted the short performance history of the Portfolios.
With respect to the investment performance of each Portfolio relative to its respective Universe, the Board noted the following: (i) the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Corporate Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ii) the investment performance of Allspring Emerging Markets Bond Portfolio was lower than the average investment performance of the Universe for the one- and three-year periods and was in range of the average investment performance of the Universe for the five-year period; the investment performance of Allspring Emerging Markets Bond Portfolio was higher than the investment performance of its benchmark index, the J.P. Morgan EM Bond Global Diversified Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (iii) the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the average investment performance of the Universe for the one-year period and was lower than the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (iv) the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI World ex US Index (Net), for all periods under review; (v) the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and was lower than the average investment performance of the Universe for the three-year period; the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the investment performance of its benchmark index, the Russell 1000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vi) the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was higher than the

Allspring Investment Grade Corporate Bond Portfolio | 27

Other information (unaudited)
investment performance of its benchmark index, the Russell 2000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vii) the investment performance of Allspring High Yield Corporate Bond Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring High Yield Corporate Bond Portfolio was in range of the investment performance of its benchmark index, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (viii) the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and in rage of the average investment performance of the Universe for the three-year period; the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Corporate Bond Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ix) the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the investment performance of its benchmark index, the Strategic Retirement Blended Index, for the one- and three-year periods and was in range of the investment performance of its benchmark index for the five-year period; (x) the investment performance of Allspring U.S. REIT Portfolio was lower than the average investment performance of the Universe for the one-year period and was in range of the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring U.S. REIT Portfolio was higher than the investment performance of its benchmark index, the Dow Jones U.S. Select REIT Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each of Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring High Yield Corporate Bond Portfolio relative to such Portfolio’s Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected each Portfolio’s investment performance.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged to the Portfolios, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolios (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolios’ investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolios to Allspring Funds Management under the Advisory Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Portfolios’ Advisory Rates with the average contractual investment advisory fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the Portfolios in the expense Groups. The Board noted that the Advisory Rates of the Portfolios were lower than or in range of the mean rates for the Portfolios’ expense Groups.
The Board also received and considered information about the portions of the total advisory fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
For all Portfolios, except Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring U.S. REIT Portfolio, Allspring Investment Grade Corporate Bond Portfolio, and Allspring Strategic Retirement Bond Portfolio, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Portfolios. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

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Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolios and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolios to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolios, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolios’ advisory fee structure, which operate generally to reduce the Portfolios’ expense ratios as the Portfolios grow in size, and the size of the Portfolios in relation to such breakpoints. The Board considered that in addition to advisory fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolios, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolios and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Portfolios. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolios and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Portfolios. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and fees earned in the past by Allspring Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Investment Grade Corporate Bond Portfolio | 29

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio’s investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Portfolios related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Portfolio’s, including the Portfolio’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Strategic Retirement Bond Portfolio
Semi-Annual Report
August 31, 2023

Allspring Strategic Retirement Bond Portfolio | 1

Portfolio information (unaudited)

Investment objective
The Portfolio seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg
U.S. Treasury Inflation-Linked 1-10 Year Index† and 50% to the Bloomberg U.S. Government Intermediate
Bond Index,†† before fees and expenses.

Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Manjunath Boraiah, Brian Prucyk, Janet S. Rilling, CFA, CPA, Michal Stanczyk, Nick Toporkov, CFA

Ten largest holdings (%) as of August 31, 2023[1]
TIPS, 0.25%, 1-15-2025	4.84
TIPS, 0.13%, 7-15-2026	4.11
TIPS, 0.38%, 7-15-2027	4.09
TIPS, 0.13%, 10-15-2025	3.49
TIPS, 0.75%, 7-15-2028	2.97
U.S. Treasury Bonds, 6.13%, 11-15-2027	2.68
U.S. Treasury Notes, 1.13%, 2-15-2031	2.64
TIPS, 0.13%, 1-15-2030	2.57
TIPS, 2.38%, 1-15-2025	2.44
TIPS, 0.13%, 7-15-2030	2.42

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio composition as of August 31, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

†
The Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index measures the performance of the U.S. Treasury Inflation-Protected Securities (TIPS) market with maturities of more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

††
The Bloomberg U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 2.69%
FFCB	3.38%	8-26-2024	$115,000	$112,777
FHLB	2.75	12-13-2024	20,000	19,393
FHLB	4.63	12-13-2024	120,000	119,142
FHLMC	0.38	7-21-2025	95,000	87,275
FHLMC	1.50	2-12-2025	125,000	118,699
FNMA	1.63	1-7-2025	190,000	181,354
TVA	2.88	9-15-2024	120,000	116,897
Total agency securities (Cost $770,522)				755,537
U.S. Treasury securities: 95.99%
TIPS	0.13	4-15-2025	141,731	135,174
TIPS	0.13	10-15-2025	1,034,678	982,287
TIPS	0.13	4-15-2026	127,964	120,014
TIPS	0.13	7-15-2026	1,230,740	1,155,729
TIPS	0.13	10-15-2026	145,138	135,723
TIPS	0.13	4-15-2027	664,514	614,480
TIPS	0.13	1-15-2030	812,246	722,597
TIPS	0.13	7-15-2030	767,479	680,118
TIPS	0.13	1-15-2031	240,250	210,430
TIPS	0.13	7-15-2031	517,908	451,622
TIPS	0.13	1-15-2032	643,828	554,767
TIPS	0.25	1-15-2025	1,416,844	1,361,646
TIPS	0.25	7-15-2029	202,754	184,027
TIPS	0.38	7-15-2025	45,026	43,155
TIPS	0.38	1-15-2027	195,757	183,268
TIPS	0.38	7-15-2027	1,228,453	1,148,951
TIPS	0.50	1-15-2028	463,800	432,167
TIPS	0.63	1-15-2026	141,232	134,674
TIPS	0.63	7-15-2032	588,006	527,741
TIPS	0.75	7-15-2028	887,220	836,482
TIPS	0.88	1-15-2029	616,192	580,292
TIPS	1.13	1-15-2033	588,903	549,060
TIPS	1.25	4-15-2028	116,966	112,594
TIPS	1.38	7-15-2033	396,781	379,771
TIPS	1.63	10-15-2027	334,708	328,337
TIPS	2.00	1-15-2026	122,967	121,015
TIPS	2.38	1-15-2025	694,328	686,361
TIPS	2.50	1-15-2029	42,629	43,596
TIPS	3.38	4-15-2032	171,875	190,623
TIPS	3.63	4-15-2028	18,862	20,092
TIPS	3.88	4-15-2029	389,714	426,318
U.S. Treasury Bonds	6.00	2-15-2026	146,000	150,312
U.S. Treasury Bonds	6.13	11-15-2027	705,000	752,890
U.S. Treasury Bonds	6.13	8-15-2029	115,000	126,186
U.S. Treasury Bonds	6.25	5-15-2030	135,000	150,894
U.S. Treasury Bonds	6.38	8-15-2027	125,000	133,896
U.S. Treasury Bonds	6.50	11-15-2026	30,000	31,767
U.S. Treasury Bonds	6.63	2-15-2027	235,000	251,138
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Retirement Bond Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bonds	6.75%	8-15-2026	$220,000	$233,260
U.S. Treasury Bonds	6.88	8-15-2025	20,000	20,741
U.S. Treasury Bonds	7.50	11-15-2024	360,000	369,717
U.S. Treasury Notes	0.25	5-31-2025	230,000	211,941
U.S. Treasury Notes	0.25	7-31-2025	470,000	430,546
U.S. Treasury Notes	0.38	7-31-2027	185,000	158,565
U.S. Treasury Notes	0.50	2-28-2026	255,000	230,237
U.S. Treasury Notes	0.50	6-30-2027	320,000	276,512
U.S. Treasury Notes	0.50	8-31-2027	10,000	8,592
U.S. Treasury Notes	0.63	10-15-2024	240,000	227,897
U.S. Treasury Notes	0.63	5-15-2030	140,000	111,065
U.S. Treasury Notes	0.63	8-15-2030	45,000	35,457
U.S. Treasury Notes	0.75	3-31-2026	50,000	45,379
U.S. Treasury Notes	0.75	5-31-2026	140,000	126,263
U.S. Treasury Notes	0.88	11-15-2030	265,000	212,124
U.S. Treasury Notes	1.00	7-31-2028	765,000	654,673
U.S. Treasury Notes	1.13	2-15-2031	915,000	743,402
U.S. Treasury Notes	1.25	4-30-2028	255,000	222,388
U.S. Treasury Notes	1.25	8-15-2031	135,000	109,013
U.S. Treasury Notes	1.38	8-31-2026	380,000	346,691
U.S. Treasury Notes	1.38	10-31-2028	205,000	177,701
U.S. Treasury Notes	1.38	11-15-2031	535,000	433,580
U.S. Treasury Notes	1.50	8-15-2026	325,000	297,896
U.S. Treasury Notes	1.50	1-31-2027	275,000	249,444
U.S. Treasury Notes	1.50	2-15-2030	140,000	118,765
U.S. Treasury Notes	1.63	11-30-2026	410,000	374,862
U.S. Treasury Notes	1.63	5-15-2031	135,000	113,078
U.S. Treasury Notes	1.75	12-31-2026	140,000	128,330
U.S. Treasury Notes	1.75	11-15-2029	85,000	73,917
U.S. Treasury Notes	1.88	7-31-2026	20,000	18,552
U.S. Treasury Notes	1.88	2-28-2029	445,000	393,495
U.S. Treasury Notes	2.00	2-15-2025	37,000	35,393
U.S. Treasury Notes	2.00	8-15-2025	235,000	222,461
U.S. Treasury Notes	2.25	11-15-2024	240,000	231,591
U.S. Treasury Notes	2.25	8-15-2027	40,000	36,933
U.S. Treasury Notes	2.25	11-15-2027	390,000	358,632
U.S. Treasury Notes	2.63	3-31-2025	345,000	332,278
U.S. Treasury Notes	2.63	1-31-2026	445,000	424,019
U.S. Treasury Notes	2.63	2-15-2029	85,000	78,253
U.S. Treasury Notes	2.63	7-31-2029	95,000	87,007
U.S. Treasury Notes	2.75	8-31-2025	325,000	311,975
U.S. Treasury Notes	2.75	2-15-2028	240,000	224,850
U.S. Treasury Notes	2.75	8-15-2032	430,000	385,975
U.S. Treasury Notes	2.88	4-30-2025	10,000	9,659
U.S. Treasury Notes	2.88	5-31-2025	490,000	472,773
U.S. Treasury Notes	2.88	11-30-2025	125,000	120,029
U.S. Treasury Notes	2.88	5-15-2028	250,000	234,951
U.S. Treasury Notes	2.88	8-15-2028	245,000	229,707
The accompanying notes are an integral part of these financial statements.
4 | Allspring Strategic Retirement Bond Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	4.00%	12-15-2025	$110,000	$108,221
U.S. Treasury Notes	4.00	7-31-2030	180,000	177,863
U.S. Treasury Notes	4.13	11-15-2032	110,000	109,948
Total U.S. Treasury securities (Cost $29,079,166)				26,996,795

		Yield	Shares
Short-term investments: 1.09%
Investment companies: 1.09%
Allspring Government Money Market Fund Select Class♠∞		5.26	306,207	306,207
Total short-term investments (Cost $306,207)				306,207
Total investments in securities (Cost $30,155,895)	99.77%			28,058,539
Other assets and liabilities, net	0.23			64,650
Total net assets	100.00%			$28,123,189

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,514	$3,520,864	$(3,234,171)	$0	$0	$306,207	306,207	$6,700
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Retirement Bond Portfolio | 5

Statement of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $29,849,688)	$27,752,332
Investments in affiliated securities, at value (cost $306,207)	306,207
Receivable for interest	83,228
Receivable from adviser	8,222
Prepaid expenses and other assets	326
Total assets	28,150,315
Liabilities
Professional fees payable	17,525
Custody and accounting fees payable	6,525
Interest holder report expenses payable	3,009
Trustees’ fees and expenses payable	67
Total liabilities	27,126
Total net assets	$28,123,189
The accompanying notes are an integral part of these financial statements.
6 | Allspring Strategic Retirement Bond Portfolio

Statement of operations—six months ended August 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$616,573
Income from affiliated securities	6,700
Total investment income	623,273
Expenses
Advisory fee	7,109
Custody and accounting fees	2,515
Professional fees	40,551
Interest holder report expenses	4,337
Trustees’ fees and expenses	10,398
Other fees and expenses	1,525
Total expenses	66,435
Less: Fee waivers and/or expense reimbursements	(57,478)
Net expenses	8,957
Net investment income	614,316
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(150,857)
Net change in unrealized gains (losses) on investments	(54,156)
Net realized and unrealized gains (losses) on investments	(205,013)
Net increase in net assets resulting from operations	$409,303
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Retirement Bond Portfolio | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended August 31, 2023 (unaudited)	Year ended February 28, 2023
Operations
Net investment income	$614,316	$1,764,282
Net realized losses on investments	(150,857)	(1,699,554)
Net change in unrealized gains (losses) on investments	(54,156)	(3,019,013)
Net increase (decrease) in net assets resulting from operations	409,303	(2,954,285)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,858,492	7,946,181
Withdrawals	(3,092,702)	(41,936,041)
Net decrease in net assets resulting from capital transactions	(1,234,210)	(33,989,860)
Total decrease in net assets	(824,907)	(36,944,145)
Net assets
Beginning of period	28,948,096	65,892,241
End of period	$28,123,189	$28,948,096
The accompanying notes are an integral part of these financial statements.
8 | Allspring Strategic Retirement Bond Portfolio

Financial highlights
Financial highlights

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
		2023	2022	2021	2020[1]	2019
Total return[2]	1.40%	(6.60)%	1.82%	3.73%	7.75%	2.47%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.42%	0.12%	0.15%	0.18%	0.16%
Net expenses	0.06%*	0.06%*	0.06%*	0.07%*	0.11%	0.14%
Net investment income	4.31%	4.69%	3.21%	1.01%	2.27%	2.23%
Supplemental data
Portfolio turnover rate	13%	43%	27%	44%	41%	23%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2023 (unaudited)	0.41%
Year ended February 28, 2023	0.36%
Year ended February 28, 2022	0.06%
Year ended February 28, 2021	0.08%

[1]	Year ended February 29.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Retirement Bond Portfolio | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Retirement Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes was $30,237,128 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$0
Gross unrealized losses	(2,178,589)
Net unrealized losses	$(2,178,589)
10 | Allspring Strategic Retirement Bond Portfolio

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$755,537	$0	$755,537
U.S. Treasury securities	26,996,795	0	0	26,996,795
Short-term investments
Investment companies	306,207	0	0	306,207
Total assets	$27,303,002	$755,537	$0	$28,058,539
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended August 31, 2023, the advisory fee was equivalent to an annual rate of 0.05% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.04% and declining to 0.03% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended August 31, 2023.
Allspring Strategic Retirement Bond Portfolio | 11

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2023 were $3,636,876 and $4,919,376, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by the Portfolio under the agreement.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
12 | Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Strategic Retirement Bond Portfolio | 13

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

14 | Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Strategic Retirement Bond Portfolio | 15

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

16 | Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
Board consideration of investment advisory and sub-advisory agreements:
Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the portfolios of the Trust identified in the table below (individually, a “Portfolio” and collectively, the “Portfolios”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) with the Sub-Advisers(s) identified in the table below (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for the corresponding Portfolio identified. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
Master Portfolios	Sub-Adviser
Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Allspring Global Investments, LLC
Allspring Emerging Markets Bond Portfolio	Allspring Global Investments, LLC, Allspring Global Investments (UK) Limited
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced International Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring High Yield Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Investment Grade Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Strategic Retirement Bond Portfolio	Allspring Global Investments, LLC
Allspring U.S. REIT Portfolio	Allspring Global Investments, LLC
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Strategic Retirement Bond Portfolio | 17

Other information (unaudited)
After its deliberations, the Board unanimously determined that the compensation or the absence of compensation payable to Allspring Funds Management and each of the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolios as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolios by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolios. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolios’ liquidity risk management program, and the derivatives risk management program for Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio and Allspring Factor Enhanced U.S. Large Cap Equity Portfolio. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board considered the investment performance results for each of the Portfolios over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Portfolios (each, a “Universe”), and in comparison to each Portfolios’ benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted the short performance history of the Portfolios.
With respect to the investment performance of each Portfolio relative to its respective Universe, the Board noted the following: (i) the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Corporate Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ii) the investment performance of Allspring Emerging Markets Bond Portfolio was lower than the average investment performance of the Universe for the one- and three-year periods and was in range of the average investment performance of the Universe for the five-year period; the investment performance of Allspring Emerging Markets Bond Portfolio was higher than the investment performance of its benchmark index, the J.P. Morgan EM Bond Global Diversified Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (iii) the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the average investment performance of the Universe for the one-year period and was lower than the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (iv) the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI World ex US Index (Net), for all periods under review; (v) the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and was lower than the average investment performance of the Universe for the three-year period; the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the investment performance of its benchmark index, the Russell 1000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vi) the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was higher than the

18 | Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
investment performance of its benchmark index, the Russell 2000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vii) the investment performance of Allspring High Yield Corporate Bond Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring High Yield Corporate Bond Portfolio was in range of the investment performance of its benchmark index, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (viii) the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and in rage of the average investment performance of the Universe for the three-year period; the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Corporate Bond Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ix) the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the investment performance of its benchmark index, the Strategic Retirement Blended Index, for the one- and three-year periods and was in range of the investment performance of its benchmark index for the five-year period; (x) the investment performance of Allspring U.S. REIT Portfolio was lower than the average investment performance of the Universe for the one-year period and was in range of the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring U.S. REIT Portfolio was higher than the investment performance of its benchmark index, the Dow Jones U.S. Select REIT Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each of Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring High Yield Corporate Bond Portfolio relative to such Portfolio’s Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected each Portfolio’s investment performance.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged to the Portfolios, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolios (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolios’ investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolios to Allspring Funds Management under the Advisory Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Portfolios’ Advisory Rates with the average contractual investment advisory fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the Portfolios in the expense Groups. The Board noted that the Advisory Rates of the Portfolios were lower than or in range of the mean rates for the Portfolios’ expense Groups.
The Board also received and considered information about the portions of the total advisory fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
For all Portfolios, except Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring U.S. REIT Portfolio, Allspring Investment Grade Corporate Bond Portfolio, and Allspring Strategic Retirement Bond Portfolio, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Portfolios. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Allspring Strategic Retirement Bond Portfolio | 19

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolios and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolios to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolios, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolios’ advisory fee structure, which operate generally to reduce the Portfolios’ expense ratios as the Portfolios grow in size, and the size of the Portfolios in relation to such breakpoints. The Board considered that in addition to advisory fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolios, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolios and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Portfolios. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolios and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Portfolios. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and fees earned in the past by Allspring Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Allspring Strategic Retirement Bond Portfolio

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio’s investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Portfolios related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Portfolio’s, including the Portfolio’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

Allspring Strategic Retirement Bond Portfolio | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring U.S. REIT Portfolio
Semi-Annual Report
August 31, 2023

Allspring U.S. REIT Portfolio | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Portfolio seeks to replicate the total return of the Dow Jones U.S. Select REIT Index,† before fees and expenses.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio manager	Petros N. Bocray, CFA, FRM

Ten largest holdings (%) as of August 31, 2023[1]
Prologis, Inc.	12.54
Equinix, Inc.	7.99
Public Storage	4.78
Welltower, Inc.	4.50
Digital Realty Trust, Inc.	4.19
Realty Income Corp.	4.12
Simon Property Group, Inc.	4.05
Extra Space Storage, Inc.	2.97
AvalonBay Communities, Inc.	2.85
Equity Residential	2.42

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

†
The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring U.S. REIT Portfolio

Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.19%
Real estate: 99.19%
Diversified REITs: 2.62%
American Assets Trust, Inc.	972	$20,811
Broadstone Net Lease, Inc.	3,488	56,401
Empire State Realty Trust, Inc. Class A	2,435	21,258
Essential Properties Realty Trust, Inc.	2,773	66,607
Global Net Lease, Inc.	1,934	21,951
WP Carey, Inc.	3,986	259,289
		446,317
Health care REITs: 10.56%
CareTrust REIT, Inc.	1,853	37,338
Community Healthcare Trust, Inc.	455	15,102
Diversified Healthcare Trust	4,466	12,125
Global Medical REIT, Inc.	1,147	11,103
Healthcare Realty Trust, Inc. Class A	7,097	124,339
Healthpeak Properties, Inc.	10,194	209,793
LTC Properties, Inc.	770	25,302
Medical Properties Trust, Inc.	11,150	80,503
National Health Investors, Inc.	808	41,313
Omega Healthcare Investors, Inc.	4,367	138,958
Universal Health Realty Income Trust	236	11,005
Ventas, Inc.	7,455	325,634
Welltower, Inc.	9,263	767,717
		1,800,232
Hotel & resort REITs: 3.64%
Apple Hospitality REIT, Inc.	3,969	59,614
Ashford Hospitality Trust, Inc.†	641	1,904
Chatham Lodging Trust	909	8,890
DiamondRock Hospitality Co.	3,909	31,507
Hersha Hospitality Trust Class A	616	6,049
Host Hotels & Resorts, Inc.	13,255	209,296
Park Hotels & Resorts, Inc.	4,018	51,551
Pebblebrook Hotel Trust	2,294	33,194
RLJ Lodging Trust	2,966	29,630
Ryman Hospitality Properties, Inc.	1,101	93,618
Service Properties Trust	3,083	25,466
Summit Hotel Properties, Inc.	2,002	11,632
Sunstone Hotel Investors, Inc.	3,860	34,663
Xenia Hotels & Resorts, Inc.	2,040	24,072
		621,086
Industrial REITs : 18.18%
Americold Realty Trust, Inc.	5,035	169,428
EastGroup Properties, Inc.	828	148,734
First Industrial Realty Trust, Inc.	2,464	127,980
Industrial Logistics Properties Trust	1,221	4,799
Innovative Industrial Properties, Inc.	399	34,825
The accompanying notes are an integral part of these financial statements.
Allspring U.S. REIT Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Industrial REITs (continued)
LXP Industrial Trust	5,453	$53,548
Plymouth Industrial REIT, Inc.	729	16,701
Prologis, Inc.	17,212	2,137,730
Rexford Industrial Realty, Inc.	3,744	200,192
STAG Industrial, Inc.	3,342	122,083
Terreno Realty Corp.	1,380	84,028
		3,100,048
Office REITs : 6.42%
Alexandria Real Estate Equities, Inc.	2,934	341,342
Boston Properties, Inc.	2,660	177,608
Brandywine Realty Trust	3,203	16,015
City Office REIT, Inc.	743	3,745
Corporate Office Properties Trust	2,096	54,244
Cousins Properties, Inc.	2,826	66,411
Douglas Emmett, Inc.	3,164	43,252
Easterly Government Properties, Inc.	1,740	23,264
Equity Commonwealth	2,044	38,897
Franklin Street Properties Corp. Class C	1,712	3,287
Highwoods Properties, Inc.	1,964	46,802
Hudson Pacific Properties, Inc.	2,388	16,262
JBG SMITH Properties	1,806	28,318
Kilroy Realty Corp.	1,963	72,533
Office Properties Income Trust	904	6,690
Orion Office REIT, Inc.	1,055	6,151
Paramount Group, Inc.	3,035	15,600
Piedmont Office Realty Trust, Inc. Class A	2,304	15,828
SL Green Realty Corp.	1,198	47,033
Vornado Realty Trust†	3,003	72,132
		1,095,414
Residential REITs : 19.44%
American Homes 4 Rent Class A	5,855	211,014
Apartment Income REIT Corp.	2,780	94,687
Apartment Investment & Management Co. Class A	2,769	21,072
AvalonBay Communities, Inc.	2,647	486,572
Camden Property Trust	1,989	214,056
Centerspace	278	17,998
Elme Communities	1,634	25,131
Equity LifeStyle Properties, Inc.	3,262	218,424
Equity Residential	6,355	411,995
Essex Property Trust, Inc.	1,196	285,114
Independence Realty Trust, Inc.	4,180	70,349
Invitation Homes, Inc.	10,835	369,365
Mid-America Apartment Communities, Inc.	2,175	315,875
NexPoint Residential Trust, Inc.	425	15,959
Sun Communities, Inc.	2,319	283,892
UDR, Inc.	5,767	230,103
The accompanying notes are an integral part of these financial statements.
4 | Allspring U.S. REIT Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Residential REITs (continued)
UMH Properties, Inc.	1,051	$15,712
Veris Residential, Inc.†	1,485	27,636
		3,314,954
Retail REITs : 16.47%
Acadia Realty Trust	1,774	26,415
Agree Realty Corp.	1,736	107,319
Brixmor Property Group, Inc.	5,601	123,110
Federal Realty Investment Trust	1,366	133,786
Getty Realty Corp.	839	25,187
Kimco Realty Corp.	11,553	218,814
Kite Realty Group Trust	4,087	92,244
Macerich Co.	4,008	46,853
Necessity Retail REIT, Inc.	2,500	18,750
NETSTREIT Corp.	1,135	19,216
NNN REIT, Inc.	3,393	133,650
Realty Income Corp.	12,546	703,134
Regency Centers Corp.	3,062	190,456
Retail Opportunity Investments Corp.	2,348	31,604
RPT Realty	1,615	18,314
Simon Property Group, Inc.	6,093	691,495
SITE Centers Corp.	3,393	45,296
Spirit Realty Capital, Inc.	2,633	101,660
Tanger Factory Outlet Centers, Inc.	1,959	45,547
Urban Edge Properties	2,191	35,845
		2,808,695
Specialized REITs : 21.86%
CubeSmart	4,186	174,598
Digital Realty Trust, Inc.	5,430	715,240
EPR Properties	1,402	62,782
Equinix, Inc.	1,743	1,361,945
Extra Space Storage, Inc.	3,937	506,613
Four Corners Property Trust, Inc.	1,621	40,784
National Storage Affiliates Trust	1,529	51,374
Public Storage	2,950	815,321
		3,728,657
Total common stocks (Cost $15,486,764)		16,915,403
The accompanying notes are an integral part of these financial statements.
Allspring U.S. REIT Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.86%
Investment companies: 0.86%
Allspring Government Money Market Fund Select Class♠∞		5.26%	146,638	$146,638
Total short-term investments (Cost $146,638)				146,638
Total investments in securities (Cost $15,633,402)	100.05%			17,062,041
Other assets and liabilities, net	(0.05)			(7,963)
Total net assets	100.00%			$17,054,078

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$218,495	$2,422,027	$(2,493,884)	$0	$0	$146,638	146,638	$3,304
The accompanying notes are an integral part of these financial statements.
6 | Allspring U.S. REIT Portfolio

Statement of assets and liabilities—August 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $15,486,764)	$16,915,403
Investments in affiliated securities, at value (cost $146,638)	146,638
Cash	6
Receivable for dividends	14,007
Receivable from adviser	5,388
Prepaid expenses and other assets	438
Total assets	17,081,880
Liabilities
Custody and accounting fees payable	16,000
Professional fees payable	9,847
Interest holder report expenses payable	1,955
Total liabilities	27,802
Total net assets	$17,054,078
The accompanying notes are an integral part of these financial statements.
Allspring U.S. REIT Portfolio | 7

Statement of operations—six months ended August 31, 2023 (unaudited)
Statement of operations
Investment income
Dividends	$357,854
Income from affiliated securities	3,304
Interest	7
Total investment income	361,165
Expenses
Advisory fee	8,540
Custody and accounting fees	7,110
Professional fees	25,032
Interest holder report expenses	4,270
Trustees’ fees and expenses	11,549
Other fees and expenses	2,010
Total expenses	58,511
Less: Fee waivers and/or expense reimbursements	(46,896)
Net expenses	11,615
Net investment income	349,550
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(342,611)
Net change in unrealized gains (losses) on investments	12,325
Net realized and unrealized gains (losses) on investments	(330,286)
Net increase in net assets resulting from operations	$19,264
The accompanying notes are an integral part of these financial statements.
8 | Allspring U.S. REIT Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended August 31, 2023 (unaudited)	Year ended February 28, 2023
Operations
Net investment income	$349,550	$469,379
Net realized gains (losses) on investments	(342,611)	3,163,687
Net change in unrealized gains (losses) on investments	12,325	(5,403,593)
Net increase (decrease) in net assets resulting from operations	19,264	(1,770,527)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,821,289	9,157,697
Withdrawals	(1,968,816)	(14,709,412)
Net decrease in net assets resulting from capital transactions	(147,527)	(5,551,715)
Total decrease in net assets	(128,263)	(7,322,242)
Net assets
Beginning of period	17,182,341	24,504,583
End of period	$17,054,078	$17,182,341
The accompanying notes are an integral part of these financial statements.
Allspring U.S. REIT Portfolio | 9

Financial highlights
Financial highlights

	Six months ended August 31, 2023 (unaudited)	Year ended February 28
		2023	2022	2021	2020[1]	2019
Total return[2]	(0.28)%	(13.39)%	25.46%	3.45%	2.65%	19.52%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.84%	0.67%	0.48%	0.43%	0.26%
Net expenses	0.14%*	0.14%*	0.14%*	0.14%*	0.19%	0.23%
Net investment income	4.09%	2.72%	1.85%	1.93%	2.73%	2.91%
Supplemental data
Portfolio turnover rate	8%	54%	41%	71%	26%	20%

*	Ratio includes expenses which were voluntarily waived by the adviser. Without these voluntary waivers, the net expense ratios would be increased by the following amounts:

Six months ended August 31, 2023 (unaudited)	0.54%
Year ended February 28, 2023	0.70%
Year ended February 28, 2022	0.53%
Year ended February 28, 2021	0.34%

[1]	Year ended February 29.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Allspring U.S. REIT Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring U.S. REIT Portfolio (the “Portfolio”) which is a non-diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2023, the aggregate cost of all investments for federal income tax purposes was $15,568,242 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,602,910
Gross unrealized losses	(2,109,111)
Net unrealized gains	$1,493,799
Allspring U.S. REIT Portfolio | 11

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$16,915,403	$0	$0	$16,915,403
Short-term investments
Investment companies	146,638	0	0	146,638
Total assets	$17,062,041	$0	$0	$17,062,041
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended August 31, 2023, the Portfolio did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $5 billion	0.100%
Next $5 billion	0.080
Over $10 billion	0.060
For the six months ended August 31, 2023, the advisory fee was equivalent to an annual rate of 0.10% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed expenses to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended August 31, 2023.
12 | Allspring U.S. REIT Portfolio

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended August 31, 2023 were $1,694,452 and $1,396,614, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended August 31, 2023, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in real estate sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring U.S. REIT Portfolio | 13

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

14 | Allspring U.S. REIT Portfolio

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring U.S. REIT Portfolio | 15

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

16 | Allspring U.S. REIT Portfolio

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring U.S. REIT Portfolio | 17

Other information (unaudited)
Board consideration of investment advisory and sub-advisory agreements:
Allspring Bloomberg US Aggregate ex-Corporate Portfolio, Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring High Yield Corporate Bond Portfolio, Allspring Investment Grade Corporate Bond Portfolio, Allspring Strategic Retirement Bond Portfolio, and Allspring U.S. REIT Portfolio
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the portfolios of the Trust identified in the table below (individually, a “Portfolio” and collectively, the “Portfolios”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) with the Sub-Advisers(s) identified in the table below (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for the corresponding Portfolio identified. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
Master Portfolios	Sub-Adviser
Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Allspring Global Investments, LLC
Allspring Emerging Markets Bond Portfolio	Allspring Global Investments, LLC, Allspring Global Investments (UK) Limited
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced International Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Allspring Global Investments, LLC
Allspring High Yield Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Investment Grade Corporate Bond Portfolio	Allspring Global Investments, LLC
Allspring Strategic Retirement Bond Portfolio	Allspring Global Investments, LLC
Allspring U.S. REIT Portfolio	Allspring Global Investments, LLC
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

18 | Allspring U.S. REIT Portfolio

Other information (unaudited)
After its deliberations, the Board unanimously determined that the compensation or the absence of compensation payable to Allspring Funds Management and each of the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolios as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolios by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolios. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolios’ liquidity risk management program, and the derivatives risk management program for Allspring Bloomberg Barclays US Aggregate ex-Corporate Portfolio and Allspring Factor Enhanced U.S. Large Cap Equity Portfolio. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board considered the investment performance results for each of the Portfolios over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each respective Portfolios (each, a “Universe”), and in comparison to each Portfolios’ benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted the short performance history of the Portfolios.
With respect to the investment performance of each Portfolio relative to its respective Universe, the Board noted the following: (i) the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Bloomberg US Aggregate ex-Corporate Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Corporate Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ii) the investment performance of Allspring Emerging Markets Bond Portfolio was lower than the average investment performance of the Universe for the one- and three-year periods and was in range of the average investment performance of the Universe for the five-year period; the investment performance of Allspring Emerging Markets Bond Portfolio was higher than the investment performance of its benchmark index, the J.P. Morgan EM Bond Global Diversified Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (iii) the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the average investment performance of the Universe for the one-year period and was lower than the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring Factor Enhanced Emerging Markets Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI Emerging Markets Index (Net), for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (iv) the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced International Equity Portfolio was higher than the investment performance of its benchmark index, the MSCI World ex US Index (Net), for all periods under review; (v) the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and was lower than the average investment performance of the Universe for the three-year period; the investment performance of Allspring Factor Enhanced U.S. Large Cap Equity Portfolio was higher than the investment performance of its benchmark index, the Russell 1000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vi) the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Factor Enhanced U.S. Small Cap Equity Portfolio was higher than the

Allspring U.S. REIT Portfolio | 19

Other information (unaudited)
investment performance of its benchmark index, the Russell 2000® Index, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (vii) the investment performance of Allspring High Yield Corporate Bond Portfolio was lower than the average investment performance of the Universe for all periods under review; the investment performance of Allspring High Yield Corporate Bond Portfolio was in range of the investment performance of its benchmark index, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped, for the one-year period and was lower than the investment performance of its benchmark index for the three- and five-year periods under review; (viii) the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the average investment performance of the Universe for the one- and five-year periods and in rage of the average investment performance of the Universe for the three-year period; the investment performance of Allspring Investment Grade Corporate Bond Portfolio was higher than the investment performance of its benchmark index, the Bloomberg U.S. Corporate Bond Index, for the one-year period and was in range of the investment performance of its benchmark index for the three- and five-year periods under review; (ix) the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the average investment performance of the Universe for all periods under review; the investment performance of Allspring Strategic Retirement Bond Portfolio was higher than the investment performance of its benchmark index, the Strategic Retirement Blended Index, for the one- and three-year periods and was in range of the investment performance of its benchmark index for the five-year period; (x) the investment performance of Allspring U.S. REIT Portfolio was lower than the average investment performance of the Universe for the one-year period and was in range of the average investment performance of the Universe for the three- and five-year periods; the investment performance of Allspring U.S. REIT Portfolio was higher than the investment performance of its benchmark index, the Dow Jones U.S. Select REIT Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of each of Allspring Emerging Markets Bond Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring Factor Enhanced U.S. Large Cap Equity Portfolio, Allspring Factor Enhanced U.S. Small Cap Equity Portfolio and Allspring High Yield Corporate Bond Portfolio relative to such Portfolio’s Universe and benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected each Portfolio’s investment performance.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged to the Portfolios, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolios (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolios’ investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolios to Allspring Funds Management under the Advisory Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Portfolios’ Advisory Rates with the average contractual investment advisory fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the Portfolios in the expense Groups. The Board noted that the Advisory Rates of the Portfolios were lower than or in range of the mean rates for the Portfolios’ expense Groups.
The Board also received and considered information about the portions of the total advisory fees that were retained by Allspring Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
For all Portfolios, except Allspring Factor Enhanced U.S. Small Cap Equity Portfolio, Allspring Factor Enhanced International Equity Portfolio, Allspring Factor Enhanced Emerging Markets Equity Portfolio, Allspring U.S. REIT Portfolio, Allspring Investment Grade Corporate Bond Portfolio, and Allspring Strategic Retirement Bond Portfolio, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Portfolios. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

20 | Allspring U.S. REIT Portfolio

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolios and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolios to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolios, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolios’ advisory fee structure, which operate generally to reduce the Portfolios’ expense ratios as the Portfolios grow in size, and the size of the Portfolios in relation to such breakpoints. The Board considered that in addition to advisory fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolios, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolios and their shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Portfolios. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolios and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Portfolios. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers and fees earned in the past by Allspring Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring U.S. REIT Portfolio | 21

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Master Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Portfolio, which is reasonably designed to assess and manage the Portfolio’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Portfolio is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Portfolio’s investment adviser, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Portfolio does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Portfolio’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Portfolio has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Portfolio’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Portfolios related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Portfolio’s, including the Portfolio’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Portfolio’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future.

22 | Allspring U.S. REIT Portfolio

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Master Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Master Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: October 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: October 26, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: October 26, 2023